UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1.	Reports to Stockholders.

(a)             A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: September 30, 2025

International Equity Fund

SEI Institutional International Trust/Class F Shares - SEITX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the International Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class F Shares	$120	1.09%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.07%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

International Equity Fund, Class F Shares - $226,113
MSCI ACWI ex USA Index (USD) (NR)* † - $220,465
MSCI EAFE Index (USD) (NR)† ‡ - $219,282
$260,000
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	International Equity Fund, Class F Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡
Sep/15	$100,000	$100,000	$100,000
Sep/16	$105,634	$109,257	$106,517
Sep/17	$125,952	$130,682	$126,866
Sep/18	$128,610	$132,985	$130,338
Sep/19	$122,659	$131,351	$128,593
Sep/20	$126,875	$135,293	$129,229
Sep/21	$160,085	$167,650	$162,480
Sep/22	$117,146	$125,458	$121,647
Sep/23	$149,722	$151,037	$152,846
Sep/24	$187,346	$189,329	$190,699
Sep/25	$226,113	$220,465	$219,282
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	EAFE – Europe, Australasia, and the Far East

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI EAFE Index (Net), for the 12-month period ending September 30, 2025.

Fund performance for the reporting period was bolstered by the momentum and value strategies, while the quality and low volatility strategies lagged. The momentum strategy benefited from the market’s continued upward trend, with themes such as banks, artificial intelligence (AI), and defense consistently outperforming over the period. The value strategy performed well due to cheaper stocks in areas such as banks, Japanese industrials, telecommunications, and utilities. Quality stocks in healthcare and consumer staples generally underperformed over the reporting period. Sector allocation had a minimal effect on Fund performance; however, stock selection was positive within sectors, most notably financials, materials, and healthcare. The Fund’s country positioning enhanced performance due primarily to the roughly 6% weight in emerging Asia, which benefited from outperformance in China.

The performance of the Fund’s sub-advisers was positive overall during the reporting period. Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (Macquarie)—which has since been terminated as a Fund manager—underperformed, and Acadian Asset Management LLC was the strongest-performing manager due to its positive exposure to the momentum and value factors. The quantitative investment management (QIM) team within SEI Investments Management Corp. (SIMC) was bolstered by strong stock selection in capital goods, materials, and banks. Value manager Pzena Investment Management, LLC outperformed, consistent with expectations given the strength of the value factor over the period. Stock selection in information technology, particularly in Japan and China, drove the manager’s outperformance. WCM Investment Management LLC (WCM) outperformed even though its quality growth bias was generally out of favor. WCM capitalized primarily on some of its capital goods stocks, which are benefiting from European infrastructure plans, as well as AI-related stocks.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
International Equity Fund, Class F Shares	20.69%	12.25%	8.50%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	14.99%	11.15%	8.17%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,685,607	880	$17,804	89%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Futures Contracts	0.0%
Other Countries	19.9%
China	2.2%
U.S. Treasury Obligation	2.4%
Spain	2.4%
Australia	3.8%
Italy	4.0%
Switzerland	4.5%
Netherlands	5.0%
France	6.0%
United States	8.4%
Germany	10.1%
United Kingdom	11.6%
Japan	17.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 3.95%, 2/26/2026	2.4%
Novartis AG	1.5%
Roche Holding AG	1.3%
HSBC Holdings PLC	1.1%
UBS Group AG	1.0%
Siemens Energy AG	1.0%
ING Groep NV	1.0%
Barclays PLC	0.9%
GSK PLC	0.9%
SAP SE	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The Fund removed Lazard Asset Management LLC, Causeway Capital Management LLC and Macquarie as sub-advisers over the reporting period. The QIM team was added to directly manage a portion of the Fund’s assets during the period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

International Equity Fund

SEI Institutional International Trust/Class F Shares - SEITX

Annual Shareholder Report: September 30, 2025

SEITX-AR-2025

Annual Shareholder Report: September 30, 2025

International Equity Fund

SEI Institutional International Trust/Class I Shares - SEEIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the International Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class I Shares	$148	1.34%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.32%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

International Equity Fund, Class I Shares - $220,417
MSCI ACWI ex USA Index (USD) (NR)* † - $220,465
MSCI EAFE Index (USD) (NR)† ‡ - $219,282
$260,000
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	International Equity Fund, Class I Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡
Sep/15	$100,000	$100,000	$100,000
Sep/16	$105,269	$109,257	$106,517
Sep/17	$125,271	$130,682	$126,866
Sep/18	$127,598	$132,985	$130,338
Sep/19	$121,346	$131,351	$128,593
Sep/20	$125,219	$135,293	$129,229
Sep/21	$157,664	$167,650	$162,480
Sep/22	$115,016	$125,458	$121,647
Sep/23	$146,796	$151,037	$152,846
Sep/24	$183,167	$189,329	$190,699
Sep/25	$220,417	$220,465	$219,282
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	EAFE – Europe, Australasia, and the Far East

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI EAFE Index (Net), for the 12-month period ending September 30, 2025.

Fund performance for the reporting period was bolstered by the momentum and value strategies, while the quality and low volatility strategies lagged. The momentum strategy benefited from the market’s continued upward trend, with themes such as banks, artificial intelligence (AI), and defense consistently outperforming over the period. The value strategy performed well due to cheaper stocks in areas such as banks, Japanese industrials, telecommunications, and utilities. Quality stocks in healthcare and consumer staples generally underperformed over the reporting period. Sector allocation had a minimal effect on Fund performance; however, stock selection was positive within sectors, most notably financials, materials, and healthcare. The Fund’s country positioning enhanced performance due primarily to the roughly 6% weight in emerging Asia, which benefited from outperformance in China.

The performance of the Fund’s sub-advisers was positive overall during the reporting period. Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (Macquarie)—which has since been terminated as a Fund manager—underperformed, and Acadian Asset Management LLC was the strongest-performing manager due to its positive exposure to the momentum and value factors. The quantitative investment management (QIM) team within SEI Investments Management Corp. (SIMC) was bolstered by strong stock selection in capital goods, materials, and banks. Value manager Pzena Investment Management, LLC outperformed, consistent with expectations given the strength of the value factor over the period. Stock selection in information technology, particularly in Japan and China, drove the manager’s outperformance. WCM Investment Management LLC (WCM) outperformed even though its quality growth bias was generally out of favor. WCM capitalized primarily on some of its capital goods stocks, which are benefiting from European infrastructure plans, as well as AI-related stocks.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
International Equity Fund, Class I Shares	20.34%	11.97%	8.22%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	14.99%	11.15%	8.17%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,685,607	880	$17,804	89%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Futures Contracts	0.0%
Other Countries	19.9%
China	2.2%
U.S. Treasury Obligation	2.4%
Spain	2.4%
Australia	3.8%
Italy	4.0%
Switzerland	4.5%
Netherlands	5.0%
France	6.0%
United States	8.4%
Germany	10.1%
United Kingdom	11.6%
Japan	17.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 3.95%, 2/26/2026	2.4%
Novartis AG	1.5%
Roche Holding AG	1.3%
HSBC Holdings PLC	1.1%
UBS Group AG	1.0%
Siemens Energy AG	1.0%
ING Groep NV	1.0%
Barclays PLC	0.9%
GSK PLC	0.9%
SAP SE	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The Fund removed Lazard Asset Management LLC, Causeway Capital Management LLC and Macquarie as sub-advisers over the reporting period. The QIM team was added to directly manage a portion of the Fund’s assets during the period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

International Equity Fund

SEI Institutional International Trust/Class I Shares - SEEIX

Annual Shareholder Report: September 30, 2025

SEEIX-AR-2025

Annual Shareholder Report: September 30, 2025

International Equity Fund

SEI Institutional International Trust/Class Y Shares - SEFCX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the International Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class Y Shares	$93	0.84%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.82%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

International Equity Fund, Class Y Shares - $231,621
MSCI ACWI ex USA Index (USD) (NR)* † - $220,465
MSCI EAFE Index (USD) (NR)† ‡ - $219,282
$260,000
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	International Equity Fund, Class Y Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡
Sep/15	$100,000	$100,000	$100,000
Sep/16	$105,768	$109,257	$106,517
Sep/17	$126,484	$130,682	$126,866
Sep/18	$129,519	$132,985	$130,338
Sep/19	$123,780	$131,351	$128,593
Sep/20	$128,331	$135,293	$129,229
Sep/21	$162,398	$167,650	$162,480
Sep/22	$119,038	$125,458	$121,647
Sep/23	$152,681	$151,037	$152,846
Sep/24	$191,493	$189,329	$190,699
Sep/25	$231,621	$220,465	$219,282
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	EAFE – Europe, Australasia, and the Far East

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI EAFE Index (Net), for the 12-month period ending September 30, 2025.

Fund performance for the reporting period was bolstered by the momentum and value strategies, while the quality and low volatility strategies lagged. The momentum strategy benefited from the market’s continued upward trend, with themes such as banks, artificial intelligence (AI), and defense consistently outperforming over the period. The value strategy performed well due to cheaper stocks in areas such as banks, Japanese industrials, telecommunications, and utilities. Quality stocks in healthcare and consumer staples generally underperformed over the reporting period. Sector allocation had a minimal effect on Fund performance; however, stock selection was positive within sectors, most notably financials, materials, and healthcare. The Fund’s country positioning enhanced performance due primarily to the roughly 6% weight in emerging Asia, which benefited from outperformance in China.

The performance of the Fund’s sub-advisers was positive overall during the reporting period. Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (Macquarie)—which has since been terminated as a Fund manager—underperformed, and Acadian Asset Management LLC was the strongest-performing manager due to its positive exposure to the momentum and value factors. The quantitative investment management (QIM) team within SEI Investments Management Corp. (SIMC) was bolstered by strong stock selection in capital goods, materials, and banks. Value manager Pzena Investment Management, LLC outperformed, consistent with expectations given the strength of the value factor over the period. Stock selection in information technology, particularly in Japan and China, drove the manager’s outperformance. WCM Investment Management LLC (WCM) outperformed even though its quality growth bias was generally out of favor. WCM capitalized primarily on some of its capital goods stocks, which are benefiting from European infrastructure plans, as well as AI-related stocks.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
International Equity Fund, Class Y Shares	20.96%	12.54%	8.76%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	14.99%	11.15%	8.17%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,685,607	880	$17,804	89%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Futures Contracts	0.0%
Other Countries	19.9%
China	2.2%
U.S. Treasury Obligation	2.4%
Spain	2.4%
Australia	3.8%
Italy	4.0%
Switzerland	4.5%
Netherlands	5.0%
France	6.0%
United States	8.4%
Germany	10.1%
United Kingdom	11.6%
Japan	17.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 3.95%, 2/26/2026	2.4%
Novartis AG	1.5%
Roche Holding AG	1.3%
HSBC Holdings PLC	1.1%
UBS Group AG	1.0%
Siemens Energy AG	1.0%
ING Groep NV	1.0%
Barclays PLC	0.9%
GSK PLC	0.9%
SAP SE	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The Fund removed Lazard Asset Management LLC, Causeway Capital Management LLC and Macquarie as sub-advisers over the reporting period. The QIM team was added to directly manage a portion of the Fund’s assets during the period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

International Equity Fund

SEI Institutional International Trust/Class Y Shares - SEFCX

Annual Shareholder Report: September 30, 2025

SEFCX-AR-2025

Annual Shareholder Report: September 30, 2025

Emerging Markets Equity Fund

SEI Institutional International Trust/Class F Shares - SIEMX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class F Shares	$137	1.25%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.23%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Emerging Markets Equity Fund, Class F Shares - $205,037
MSCI ACWI ex USA Index (USD) (NR)* † - $220,465
MSCI Emerging Markets Index (USD) (NR)† - $215,655
$260,000
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Emerging Markets Equity Fund, Class F Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI Emerging Markets Index (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000
Sep/16	$120,657	$109,257	$116,783
Sep/17	$148,524	$130,682	$143,012
Sep/18	$140,049	$132,985	$141,851
Sep/19	$137,747	$131,351	$138,991
Sep/20	$149,796	$135,293	$153,639
Sep/21	$177,702	$167,650	$181,608
Sep/22	$125,713	$125,458	$130,550
Sep/23	$141,204	$151,037	$145,824
Sep/24	$172,874	$189,329	$183,814
Sep/25	$205,037	$220,465	$215,655
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI Emerging Markets Index (Net), for the 12-month period ending September 30, 2025.

The value investing style and the momentum factor outperformed the MSCI Emerging Markets Index over the reporting period and provided a positive backdrop for the Fund’s outperformance. Value outperformed as relatively less expensive markets such as Korea, Greece, and China benefited from local government policy developments, while strong earnings and positive artificial intelligence (AI)-driven sentiment in ecommerce and information technology stocks trading at cheap valuations also had a positive impact. Meanwhile, expensive markets such as India underperformed the overall emerging markets due to weaker-than-expected economic growth and negative sentiment regarding U.S. tariffs on imported goods. Consequently, Robeco Institutional Asset Management US was a strong contributor to Fund performance. The quantitative investment management (QIM) team within SEI Investments Management Corp. (SIMC) benefited from the value tailwinds given the manager’s bias towards value.

The momentum factor also performed well over the reporting period due to positive trends in markets such as China and Greece as well as reduced exposure to weak-performing markets such as India. Fund sub-adviser JOHCM (USA) Inc. benefited from these tailwinds and contributed positively to Fund performance over the reporting period. The quality investing style underperformed over the period as areas of the market with high profitability lagged due to elevated valuations and forecasts for weaker economic growth. This was a headwind to Aikya Investment Management’s quality-oriented philosophy, which detracted from Fund performance for the period. From a country perspective, Fund performance was enhanced by the value-driven underweight allocations to both India and Saudi Arabia, along with overweights to Korea and Greece.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Equity Fund, Class F Shares	18.60%	6.48%	7.44%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference†	17.32%	7.02%	7.99%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,595,440	483	$10,258	75%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	11.3%
Hong Kong	1.4%
Indonesia	1.6%
United States	1.7%
Hungary	1.6%
Mexico	2.1%
United Arab Emirates	2.1%
South Africa	4.4%
Brazil	6.4%
India	11.4%
South Korea	12.2%
Taiwan	16.2%
China	26.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	8.0%
Alibaba Group Holding Ltd	4.2%
Tencent Holdings Ltd	4.2%
Samsung Electronics Co Ltd	3.0%
Naspers Ltd, Cl N	1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.3%
NetEase Inc	1.2%
SK Hynix Inc	1.1%
OTP Bank Nyrt	1.1%
Emaar Properties PJSC	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Equity Fund

SEI Institutional International Trust/Class F Shares - SIEMX

Annual Shareholder Report: September 30, 2025

SIEMX-AR-2025

Annual Shareholder Report: September 30, 2025

Emerging Markets Equity Fund

SEI Institutional International Trust/Class Y Shares - SEQFX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class Y Shares	$109	1.00%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Emerging Markets Equity Fund, Class Y Shares - $210,229
MSCI ACWI ex USA Index (USD) (NR)* † - $220,465
MSCI Emerging Markets Index (USD) (NR)† - $215,655
$260,000
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Emerging Markets Equity Fund, Class Y Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI Emerging Markets Index (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000
Sep/16	$120,952	$109,257	$116,783
Sep/17	$149,329	$130,682	$143,012
Sep/18	$141,178	$132,985	$141,851
Sep/19	$139,147	$131,351	$138,991
Sep/20	$151,659	$135,293	$153,639
Sep/21	$180,410	$167,650	$181,608
Sep/22	$127,904	$125,458	$130,550
Sep/23	$144,054	$151,037	$145,824
Sep/24	$176,930	$189,329	$183,814
Sep/25	$210,229	$220,465	$215,655
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI Emerging Markets Index (Net), for the 12-month period ending September 30, 2025.

The value investing style and the momentum factor outperformed the MSCI Emerging Markets Index over the reporting period and provided a positive backdrop for the Fund’s outperformance. Value outperformed as relatively less expensive markets such as Korea, Greece, and China benefited from local government policy developments, while strong earnings and positive artificial intelligence (AI)-driven sentiment in ecommerce and information technology stocks trading at cheap valuations also had a positive impact. Meanwhile, expensive markets such as India underperformed the overall emerging markets due to weaker-than-expected economic growth and negative sentiment regarding U.S. tariffs on imported goods. Consequently, Robeco Institutional Asset Management US was a strong contributor to Fund performance. The quantitative investment management (QIM) team within SEI Investments Management Corp. (SIMC) benefited from the value tailwinds given the manager’s bias towards value.

The momentum factor also performed well over the reporting period due to positive trends in markets such as China and Greece as well as reduced exposure to weak-performing markets such as India. Fund sub-adviser JOHCM (USA) Inc. benefited from these tailwinds and contributed positively to Fund performance over the reporting period. The quality investing style underperformed over the period as areas of the market with high profitability lagged due to elevated valuations and forecasts for weaker economic growth. This was a headwind to Aikya Investment Management’s quality-oriented philosophy, which detracted from Fund performance for the period. From a country perspective, Fund performance was enhanced by the value-driven underweight allocations to both India and Saudi Arabia, along with overweights to Korea and Greece.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Equity Fund, Class Y Shares	18.82%	6.75%	7.71%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference†	17.32%	7.02%	7.99%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,595,440	483	$10,258	75%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	11.3%
Hong Kong	1.4%
Indonesia	1.6%
United States	1.7%
Hungary	1.6%
Mexico	2.1%
United Arab Emirates	2.1%
South Africa	4.4%
Brazil	6.4%
India	11.4%
South Korea	12.2%
Taiwan	16.2%
China	26.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	8.0%
Alibaba Group Holding Ltd	4.2%
Tencent Holdings Ltd	4.2%
Samsung Electronics Co Ltd	3.0%
Naspers Ltd, Cl N	1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.3%
NetEase Inc	1.2%
SK Hynix Inc	1.1%
OTP Bank Nyrt	1.1%
Emaar Properties PJSC	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Equity Fund

SEI Institutional International Trust/Class Y Shares - SEQFX

Annual Shareholder Report: September 30, 2025

SEQFX-AR-2025

Annual Shareholder Report: September 30, 2025

International Fixed Income Fund

SEI Institutional International Trust/Class F Shares - SEFIX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class F Shares	$99	0.98%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.96%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

International Fixed Income Fund, Class F Shares - $119,895
Bloomberg Global Aggregate Index (USD) - $112,065
Bloomberg Global Aggregate ex-USD Index (USD Hedged) - $129,055
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	International Fixed Income Fund, Class F Shares	Bloomberg Global Aggregate Index (USD)	Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$107,324	$108,834	$107,529
Sep/17	$106,218	$107,465	$106,932
Sep/18	$107,685	$106,049	$109,497
Sep/19	$117,680	$114,105	$121,366
Sep/20	$118,535	$121,222	$123,580
Sep/21	$117,549	$120,118	$122,915
Sep/22	$105,618	$95,577	$110,790
Sep/23	$107,604	$97,719	$114,105
Sep/24	$117,280	$109,435	$125,269
Sep/25	$119,895	$112,065	$129,055

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg Global Aggregate ex-USD Index (Hedged), for the 12-month period ending September 30, 2025.

Fund performance for the period benefited from duration underweights in Japan and Europe, a yield-curve steepening position in the U.S., overweight allocations to select emerging market local rates, including Mexico and Indonesia, and an overweight to Pemex. These gains were pared by a curve flattening bias in Japan and an underweight to China.

Long currency positions in the Swedish krona (SEK), Norwegian krone (NOK), and Mexican peso (MXN), along with a short position in the New Zealand dollar (NZD) enhanced Fund performance. However, these gains were trimmed by short exposures to the euro (EUR) and the Swiss franc (CHF), and long positions in the Japanese yen (JPY) and Korean won (KRW).

Among the Fund’s sub-advisers, Wellington Management Company LLP outperformed due to underweight duration positions in Europe and Japan. Colchester Global Investors Limited modestly outperformed, benefiting from long currency positions in the SEK and NOK, and a short position in the NZD, an overweight to Mexican local rates and duration underweights in Europe and Japan. These gains were pared by a short currency position in the EUR, long exposure to the JPY, and an underweight to Chinese bonds. RBC Global Asset Management (UK) Limited (RBC) marginally underperformed because of a Japanese yield curve-flattener position and an underweight to Chinese policy bank bonds. An overweight to Mexican sovereign credit risk contributed positively to RBC’s performance.

The Fund employed derivatives during the period for the purposes of efficient portfolio management.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
International Fixed Income Fund, Class F Shares	2.23%	0.23%	1.83%
Bloomberg Global Aggregate Index (USD)	2.40%	-1.56%	1.15%
Bloomberg Global Aggregate ex-USD Index (USD Hedged)	3.02%	0.87%	2.58%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$376,634	702	$1,101	87%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Credit Default Swaps	-0.1%
Forward Contracts	0.1%
Interest Rate Swaps	0.2%
Other Countries	25.8%
Netherlands	2.8%
Italy	3.0%
Australia	3.3%
France	4.2%
United Kingdom	4.2%
U.S. Treasury Obligation	4.4%
Mexico	5.0%
Canada	5.4%
United States	5.9%
Germany	8.6%
China	10.5%
Japan	13.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bundesobligation	2.500%	10/11/29	2.5%
U.S. Treasury Bill	4.049%	10/09/25	2.5%
Bank of China	3.200%	10/18/25	1.6%
U.S. Treasury Note	3.750%	04/30/27	1.4%
China Government Bond	2.550%	10/15/28	1.3%
Petroleos Mexicanos	4.750%	02/26/29	1.3%
Industrial & Commercial Bank of China	3.200%	10/25/25	1.3%
Japan Government Thirty Year Bond	2.300%	03/20/40	1.3%
Italy Buoni Poliennali Del Tesoro	3.350%	07/01/29	1.2%
Bundesobligation	0.000%	10/09/26	1.1%

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

International Fixed Income Fund

SEI Institutional International Trust/Class F Shares - SEFIX

Annual Shareholder Report: September 30, 2025

SEFIX-AR-2025

Annual Shareholder Report: September 30, 2025

International Fixed Income Fund

SEI Institutional International Trust/Class Y Shares - SIFIX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class Y Shares	$74	0.73%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.71%.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

International Fixed Income Fund, Class Y Shares - $122,783
Bloomberg Global Aggregate Index (USD) - $112,065
Bloomberg Global Aggregate ex-USD Index (USD Hedged) - $129,055
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	International Fixed Income Fund, Class Y Shares	Bloomberg Global Aggregate Index (USD)	Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$107,509	$108,834	$107,529
Sep/17	$106,690	$107,465	$106,932
Sep/18	$108,483	$106,049	$109,497
Sep/19	$118,831	$114,105	$121,366
Sep/20	$119,878	$121,222	$123,580
Sep/21	$119,225	$120,118	$122,915
Sep/22	$107,308	$95,577	$110,790
Sep/23	$109,775	$97,719	$114,105
Sep/24	$119,863	$109,435	$125,269
Sep/25	$122,783	$112,065	$129,055

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg Global Aggregate ex-USD Index (Hedged), for the 12-month period ending September 30, 2025.

Fund performance for the period benefited from duration underweights in Japan and Europe, a yield-curve steepening position in the U.S., overweight allocations to select emerging market local rates, including Mexico and Indonesia, and an overweight to Pemex. These gains were pared by a curve flattening bias in Japan and an underweight to China.

Long currency positions in the Swedish krona (SEK), Norwegian krone (NOK), and Mexican peso (MXN), along with a short position in the New Zealand dollar (NZD) enhanced Fund performance. However, these gains were trimmed by short exposures to the euro (EUR) and the Swiss franc (CHF), and long positions in the Japanese yen (JPY) and Korean won (KRW).

Among the Fund’s sub-advisers, Wellington Management Company LLP outperformed due to underweight duration positions in Europe and Japan. Colchester Global Investors Limited modestly outperformed, benefiting from long currency positions in the SEK and NOK, and a short position in the NZD, an overweight to Mexican local rates and duration underweights in Europe and Japan. These gains were pared by a short currency position in the EUR, long exposure to the JPY, and an underweight to Chinese bonds. RBC Global Asset Management (UK) Limited (RBC) marginally underperformed because of a Japanese yield curve-flattener position and an underweight to Chinese policy bank bonds. An overweight to Mexican sovereign credit risk contributed positively to RBC’s performance.

The Fund employed derivatives during the period for the purposes of efficient portfolio management.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
International Fixed Income Fund, Class Y Shares	2.44%	0.48%	2.07%
Bloomberg Global Aggregate Index (USD)	2.40%	-1.56%	1.15%
Bloomberg Global Aggregate ex-USD Index (USD Hedged)	3.02%	0.87%	2.58%

Since its inception on October 30, 2015. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$376,634	702	$1,101	87%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Credit Default Swaps	-0.1%
Forward Contracts	0.1%
Interest Rate Swaps	0.2%
Other Countries	25.8%
Netherlands	2.8%
Italy	3.0%
Australia	3.3%
France	4.2%
United Kingdom	4.2%
U.S. Treasury Obligation	4.4%
Mexico	5.0%
Canada	5.4%
United States	5.9%
Germany	8.6%
China	10.5%
Japan	13.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bundesobligation	2.500%	10/11/29	2.5%
U.S. Treasury Bill	4.049%	10/09/25	2.5%
Bank of China	3.200%	10/18/25	1.6%
U.S. Treasury Note	3.750%	04/30/27	1.4%
China Government Bond	2.550%	10/15/28	1.3%
Petroleos Mexicanos	4.750%	02/26/29	1.3%
Industrial & Commercial Bank of China	3.200%	10/25/25	1.3%
Japan Government Thirty Year Bond	2.300%	03/20/40	1.3%
Italy Buoni Poliennali Del Tesoro	3.350%	07/01/29	1.2%
Bundesobligation	0.000%	10/09/26	1.1%

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

International Fixed Income Fund

SEI Institutional International Trust/Class Y Shares - SIFIX

Annual Shareholder Report: September 30, 2025

SIFIX-AR-2025

Annual Shareholder Report: September 30, 2025

Emerging Markets Debt Fund

SEI Institutional International Trust/Class F Shares - SITEX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class F Shares	$111	1.06%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.04%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Emerging Markets Debt Fund, Class F Shares - $145,567
Bloomberg Global Aggregate Index (USD) - $112,065
50/50 JPM EMBI Global Div & JPM GBI EM Global Div* - $146,834
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Emerging Markets Debt Fund, Class F Shares	Bloomberg Global Aggregate Index (USD)	50/50 JPM EMBI Global Div & JPM GBI EM Global DivFootnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$116,397	$108,834	$116,749
Sep/17	$124,467	$107,465	$123,728
Sep/18	$115,988	$106,049	$118,034
Sep/19	$125,854	$114,105	$130,907
Sep/20	$125,188	$121,222	$130,878
Sep/21	$131,080	$120,118	$135,478
Sep/22	$99,570	$95,577	$105,062
Sep/23	$112,648	$97,719	$117,224
Sep/24	$132,641	$109,435	$135,984
Sep/25	$145,567	$112,065	$146,834
Footnote	Description
Footnote*	EMBI – Emerging Markets Bond Index

How did the Fund perform in the last year?

The Fund outperformed its benchmark, a hybrid of 50% J.P. Morgan EMBI Global Diversified Index (JPM EMBI GD) and 50% J.P. Morgan GBI Emerging Markets Global Diversified Index (JPM GBI-EM GD), for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, both Marathon Asset Management, L.P. (Marathon) and Grantham, Mayo, Van Otterloo & Co. LLC (GMO), taking risk in hard-currency markets, enhanced Fund performance during the period. Marathon’s performance was driven by security selection in Mexico and underweights in Qatar and China, while GMO benefited mainly from high-yield exposure. Colchester Global Investors Limited performed well during the period bolstered largely by a weakening U.S. dollar and increased developed-market volatility. Some of this outperformance was pared by exposure to Latin American currencies and rates in the fourth quarter of 2024, due primarily to inflationary concerns and increased tariff-related rhetoric during the U.S. presidential campaign, which also contributed to Ninety One UK Ltd.’s (Ninety One) underperformance prior to its termination in December 2024. Invesco Advisers Inc. (Invesco) and Artisan Partners Limited Partnership (Artisan), hired as sub-advisers in late December 2024, contributed positively to Fund performance attributable primarily to exposure to Brazilian and Egyptian currencies.

Neuberger Berman Investment Advisers LLC (Neuberger Berman)—which was terminated as a Fund manager in December 2024—outperformed due to active high-yield exposure in El Salvador, Argentina, and the Philippines.

Regarding the use of derivatives during the reporting period, the Fund employed currency forwards and interest-rate swaps in an effort to efficiently optimize active currency and duration exposures. Currency forwards had a material impact on Fund performance during the period as 50% of the blended reference index is directly affected by foreign currencies. Positive and negative effects were on a country-to-country basis, depending on whether the currency forward increased or decreased currency exposure, and whether the currency strengthened or weakened relative to the U.S. dollar.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Debt Fund, Class F Shares	9.75%	3.06%	3.83%
Bloomberg Global Aggregate Index (USD)	2.40%	-1.56%	1.15%
50/50 JPM EMBI Global Div & JPM GBI EM Global DivFootnote Reference*	7.98%	2.33%	3.92%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$943,363	899	$3,433	149%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Credit Default Swaps	-0.1%
Written Options	-0.1%
Forward Contracts	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.0%
Purchased Options	0.2%
Interest Rate Swaps	0.3%
Other Countries	41.6%
Supra-National	2.4%
Egypt	2.4%
Romania	3.5%
Peru	3.6%
Turkey	3.5%
Poland	3.8%
Brazil	4.0%
Colombia	4.7%
South Africa	5.8%
Malaysia	6.1%
Mexico	7.0%
Indonesia	7.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Malaysia Government Bond	3.900%	11/30/26	1.3%
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	1.1%
Petroleos Mexicanos	7.690%	01/23/50	1.0%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	1.0%
Peru Government Bond	5.400%	08/12/34	0.9%
Mexican Bonos	8.000%	07/31/53	0.8%
Kuwait International Government Bond	4.652%	10/09/35	0.8%
Egypt Government International Bond	8.500%	01/31/47	0.8%
Mexican Bonos	8.500%	02/28/30	0.8%
U.S. Treasury Note, USBMMY3M + 0.160%	4.059%	04/30/27	0.7%

Material Fund Changes

During the reporting period, Artisan and Invesco were hired as Fund sub-advisers. Neuberger Berman and Ninety One were terminated as Fund sub-advisers.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Debt Fund

SEI Institutional International Trust/Class F Shares - SITEX

Annual Shareholder Report: September 30, 2025

SITEX-AR-2025

Annual Shareholder Report: September 30, 2025

Emerging Markets Debt Fund

SEI Institutional International Trust/Class Y Shares - SIEDX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class Y Shares	$85	0.81%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.79%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Emerging Markets Debt Fund, Class Y Shares - $149,398
Bloomberg Global Aggregate Index (USD) - $112,065
50/50 JPM EMBI Global Div & JPM GBI EM Global Div* - $146,834
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Emerging Markets Debt Fund, Class Y Shares	Bloomberg Global Aggregate Index (USD)	50/50 JPM EMBI Global Div & JPM GBI EM Global DivFootnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$116,724	$108,834	$116,749
Sep/17	$125,111	$107,465	$123,728
Sep/18	$116,891	$106,049	$118,034
Sep/19	$127,221	$114,105	$130,907
Sep/20	$126,805	$121,222	$130,878
Sep/21	$133,114	$120,118	$135,478
Sep/22	$101,342	$95,577	$105,062
Sep/23	$115,024	$97,719	$117,224
Sep/24	$135,672	$109,435	$135,984
Sep/25	$149,398	$112,065	$146,834
Footnote	Description
Footnote*	EMBI – Emerging Markets Bond Index

How did the Fund perform in the last year?

The Fund outperformed its benchmark, a hybrid of 50% J.P. Morgan EMBI Global Diversified Index (JPM EMBI GD) and 50% J.P. Morgan GBI Emerging Markets Global Diversified Index (JPM GBI-EM GD), for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, both Marathon Asset Management, L.P. (Marathon) and Grantham, Mayo, Van Otterloo & Co. LLC (GMO), taking risk in hard-currency markets, enhanced Fund performance during the period. Marathon’s performance was driven by security selection in Mexico and underweights in Qatar and China, while GMO benefited mainly from high-yield exposure. Colchester Global Investors Limited performed well during the period bolstered largely by a weakening U.S. dollar and increased developed-market volatility. Some of this outperformance was pared by exposure to Latin American currencies and rates in the fourth quarter of 2024, due primarily to inflationary concerns and increased tariff-related rhetoric during the U.S. presidential campaign, which also contributed to Ninety One UK Ltd.’s (Ninety One) underperformance prior to its termination in December 2024. Invesco Advisers Inc. (Invesco) and Artisan Partners Limited Partnership (Artisan), hired as sub-advisers in late December 2024, contributed positively to Fund performance attributable primarily to exposure to Brazilian and Egyptian currencies.

Neuberger Berman Investment Advisers LLC (Neuberger Berman)—which was terminated as a Fund manager in December 2024—outperformed due to active high-yield exposure in El Salvador, Argentina, and the Philippines.

Regarding the use of derivatives during the reporting period, the Fund employed currency forwards and interest-rate swaps in an effort to efficiently optimize active currency and duration exposures. Currency forwards had a material impact on Fund performance during the period as 50% of the blended reference index is directly affected by foreign currencies. Positive and negative effects were on a country-to-country basis, depending on whether the currency forward increased or decreased currency exposure, and whether the currency strengthened or weakened relative to the U.S. dollar.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Debt Fund, Class Y Shares	10.12%	3.33%	4.10%
Bloomberg Global Aggregate Index (USD)	2.40%	-1.56%	1.15%
50/50 JPM EMBI Global Div & JPM GBI EM Global DivFootnote Reference*	7.98%	2.33%	3.92%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$943,363	899	$3,433	149%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Credit Default Swaps	-0.1%
Written Options	-0.1%
Forward Contracts	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.0%
Purchased Options	0.2%
Interest Rate Swaps	0.3%
Other Countries	41.6%
Supra-National	2.4%
Egypt	2.4%
Romania	3.5%
Peru	3.6%
Turkey	3.5%
Poland	3.8%
Brazil	4.0%
Colombia	4.7%
South Africa	5.8%
Malaysia	6.1%
Mexico	7.0%
Indonesia	7.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Malaysia Government Bond	3.900%	11/30/26	1.3%
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	1.1%
Petroleos Mexicanos	7.690%	01/23/50	1.0%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	1.0%
Peru Government Bond	5.400%	08/12/34	0.9%
Mexican Bonos	8.000%	07/31/53	0.8%
Kuwait International Government Bond	4.652%	10/09/35	0.8%
Egypt Government International Bond	8.500%	01/31/47	0.8%
Mexican Bonos	8.500%	02/28/30	0.8%
U.S. Treasury Note, USBMMY3M + 0.160%	4.059%	04/30/27	0.7%

Material Fund Changes

During the reporting period, Artisan and Invesco were hired as Fund sub-advisers. Neuberger Berman and Ninety One were terminated as Fund sub-advisers.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Debt Fund

SEI Institutional International Trust/Class Y Shares - SIEDX

Annual Shareholder Report: September 30, 2025

SIEDX-AR-2025

(b)             Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are Susan C. Cote and Christine Reynolds. Mses. Cote and Reynolds are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2025			Fiscal Year 2024
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$210,000	$0	N/A	$226,580	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$291,683	$0	$0	$359,174	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1)    The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2025	Fiscal Year 2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)(1)     The aggregate non-audit fees and services billed by KPMG for the fiscal years 2025 and 2024 were $291,683 and $359,174, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, and an attestation report in accordance with Rule 17Ad-13.

(h) During the past fiscal year, the Registrant’s principal accountant provided certain non-audit services to the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of the Registrant’s Board of Trustees reviewed and considered these non-audit services provided by the Registrant’s principal accountant to the Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights filed herein.

September 30, 2025

ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Institutional International Trust

International Equity Fund

Emerging Markets Equity Fund

International Fixed Income Fund

Emerging Markets Debt Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	65
Statements of Operations	67
Statements of Changes in Net Assets	68
Financial Highlights	70
Notes to Financial Statements	72
Report of Independent Registered Public Accounting Firm	91
Notice to Shareholders (Unaudited)	92
Other Information (Form N-CSR Items 8-11) (Unaudited)	93

SCHEDULE OF INVESTMENTS

September 30, 2025

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.8%

Australia — 3.8%

Communication Services — 0.1%
REA Group Ltd	26,808	$4,106

Consumer Discretionary — 0.6%
Aristocrat Leisure Ltd	252,931	11,727
Eagers Automotive	101,759	1,975
Harvey Norman Holdings Ltd	137,482	672
JB Hi-Fi Ltd	61,830	4,753
Lottery Corp Ltd/The	631,451	2,456
Super Retail Group Ltd	155,528	1,676
		23,259

Financials — 0.4%
Australian Ethical Investment	29,685	141
Bendigo & Adelaide Bank Ltd	179,982	1,558
Credit Group	17,460	177
Helia Group Ltd	109,333	418
HUB24 Ltd	41,049	2,741
Medibank Pvt Ltd	1,610,722	5,140
National Australia Bank Ltd	113,914	3,328
Netwealth Group Ltd	17,509	341
Pepper Money	42,621	56
QBE Insurance Group Ltd	154,711	2,109
		16,009

Health Care — 0.4%
Cochlear Ltd	15,289	2,822
Pro Medicus Ltd	65,754	13,409
Regis Healthcare Ltd	11,851	47
		16,278

Industrials — 0.9%
Aurizon Holdings	765,392	1,617
Austal *	4,698	24
Brambles Ltd	485,053	7,971
Computershare Ltd	300,156	7,223
GenusPlus Group	7,212	29
Qantas Airways Ltd	1,656,590	11,989
Qube Holdings Ltd	973,338	2,648
Service Stream	24,201	37
		31,538

Information Technology — 0.1%
Bravura Solutions	19,803	33
Codan Ltd	65,971	1,290
Technology One Ltd	59,724	1,523
		2,846

Materials — 1.0%
BlueScope Steel Ltd	286,320	4,307
Capricorn Metals *	36,562	319
Emerald Resources NL *	16,661	55
Evolution Mining Ltd	715,582	5,109
Fortescue Ltd	150,032	1,861
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genesis Minerals Ltd *	205,171	$795
Imdex Ltd	73,593	164
Northern Star Resources Ltd	435,271	6,808
OceanaGold	37,600	803
Orora Ltd	1,278,038	1,761
Perseus Mining Ltd	1,947,188	6,274
Regis Resources Ltd	280,833	1,111
Resolute Mining Ltd *	841,885	573
Rio Tinto PLC	70,622	4,659
West African Resources *	136,446	275
		34,874

Real Estate — 0.2%
Charter Hall Group ‡	245,116	3,690
Dexus ‡	623,507	2,965
GPT Group/The ‡	102,557	365
Stockland ‡	66,849	271
		7,291

Utilities — 0.1%
AGL Energy Ltd	372,076	2,182
Total Australia		138,383

Austria — 1.2%

Energy — 0.1%
OMV AG	91,396	4,887

Financials — 0.9%
BAWAG Group AG	37,553	4,955
Erste Group Bank AG	203,129	19,984
Raiffeisen Bank International AG	113,117	3,921
Vienna Insurance Group AG Wiener Versicherung Gruppe	40,871	2,254
		31,114

Industrials — 0.1%
ANDRITZ AG	40,113	2,832
DO & CO AG	634	166
Palfinger AG	6,696	279
Porr Ag	9,183	308
		3,585

Information Technology — 0.0%
Kontron	9,998	323

Materials — 0.1%
voestalpine AG	104,151	3,734
Total Austria		43,643

Belgium — 1.3%

Consumer Discretionary — 0.1%
D'ieteren Group	7,772	1,460

Financials — 0.8%
Ageas SA/NV	88,472	6,141

SEI Institutional International Trust	1

SCHEDULE OF INVESTMENTS

September 30, 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KBC Group NV	178,397	$21,397
		27,538

Health Care — 0.3%
UCB SA	43,536	12,162

Industrials — 0.0%
Deme Group NV	9,018	1,321

Information Technology — 0.0%
Barco NV	10,143	162
Materialise ADR *	6,532	36
		198

Materials — 0.1%
Bekaert SA	41,162	1,893
Umicore SA	123,113	2,200
		4,093
Total Belgium		46,772

Brazil — 0.7%

Consumer Discretionary — 0.2%
MercadoLibre Inc *	2,610	6,100

Consumer Staples — 0.1%
Ambev SA	1,971,400	4,468

Financials — 0.3%
Banco do Brasil SA	1,464,400	6,050
NU Holdings Ltd, Cl A *	362,533	5,804
		11,854

Materials — 0.1%
Yara International ASA	131,215	4,810
Total Brazil		27,232

Burkina Faso — 0.0%

Materials — 0.0%
IAMGOLD Corp *	3,400	44

Canada — 1.3%

Consumer Discretionary — 0.5%
Aritzia Inc *	20,000	1,210
Canada Goose Holdings *	30,915	426
Exco Technologies Ltd	7,454	36
KITS Eyecare *	6,600	77
Magna International Inc, Cl A	377,363	17,883
Martinrea International Inc	52,481	400
		20,032

Consumer Staples — 0.1%
Empire Co Ltd, Cl A	49,100	1,763

Energy — 0.2%
Canadian Natural Resources Ltd	118,660	3,795
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enerflex Ltd	373,100	$4,025
Ensign Energy Services Inc *	31,927	56
Journey Energy *	14,400	34
Paramount Resources Ltd, Cl A	18,700	302
Pason Systems Inc	6,733	58
		8,270

Financials — 0.0%
AGF Management Ltd, Cl B	14,781	154
Canaccord Genuity Group	24,300	188
Fiera Capital Corp, Cl A	70,415	330
Sprott	4,500	374
		1,046

Health Care — 0.0%
Knight Therapeutics Inc *	13,700	58

Industrials — 0.2%
ADENTRA Inc	3,000	76
Aecon Group Inc ‡	16,300	279
Canadian Pacific Kansas City Ltd	85,791	6,391
Chorus Aviation	8,057	130
Finning International Inc	20,900	971
		7,847

Information Technology — 0.1%
Celestica *	6,200	1,526
Coveo Solutions Inc *	17,400	108
		1,634

Materials — 0.2%
Amerigo Resources Ltd	54,600	107
Centerra Gold Inc, Cl Common Subs. Receipt	12,746	136
Fortuna Mining Corp *	410,600	3,677
HudBay Minerals	181,300	2,747
Imperial Metals *	24,700	105
Santacruz Silver Mining *	206,800	410
SSR Mining Inc *	4,708	115
Thor Explorations	136,800	124
Torex Gold Resources Inc *	11,700	486
		7,907
Total Canada		48,557

China — 2.2%
Communication Services — 0.2%
Tencent Holdings Ltd	96,700	8,241

Consumer Discretionary — 0.8%
Alibaba Group Holding Ltd	764,154	17,093
China Beststudy Education Group	629,000	431
Haier Smart Home Co Ltd, Cl A	2,957,539	9,597
Prosus NV	25,516	1,806
		28,927

2	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Consumer Staples — 0.0%
Wilmar International Ltd	1,088,052	$2,408

Financials — 0.2%
BOC Hong Kong Holdings Ltd	950,500	4,454
China Merchants Bank Co Ltd, Cl H	733,342	4,390
		8,844

Industrials — 0.6%
Kerry Logistics Network	125,815	120
SITC International Holdings Co Ltd	2,645,973	10,189
Weichai Power Co Ltd, Cl H	2,223,930	3,979
Yangzijiang Shipbuilding Holdings Ltd	2,631,645	6,889
		21,177

Information Technology — 0.1%
VSTECS Holdings Ltd	1,886,000	2,605

Real Estate — 0.3%
China Overseas Land & Investment Ltd	5,429,421	10,001
Total China		82,203

Cote d'Ivoire — 0.0%

Materials — 0.0%
Endeavour Mining PLC	23,799	996

Denmark — 1.5%

Consumer Discretionary — 0.1%
Pandora A/S	22,836	2,988

Financials — 0.7%
Danske Bank A/S	461,045	19,710
Jyske Bank A/S	35,374	3,953
Nordfyns Bank	265	25
Ringkjoebing Landbobank	8,958	2,083
Sydbank AS	16,751	1,348
		27,119

Health Care — 0.3%
Genmab A/S *	13,459	4,156
Novo Nordisk ADR	28,161	1,563
Novo Nordisk A/S, Cl B	70,376	3,922
		9,641

Industrials — 0.4%
AP Moller - Maersk A/S, Cl A	1,977	3,881
AP Moller - Maersk A/S, Cl B	4,414	8,684
Broedrene A&O Johansen, Cl B	1,667	25
Per Aarsleff Holding A/S	23,595	2,552
		15,142
Total Denmark		54,890

Finland — 1.4%

Communication Services — 0.0%
Sanoma Oyj	17,929	225
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Consumer Discretionary — 0.0%
Puuilo Oyj	3,349	$58
YIT *	12,153	43
		101

Financials — 0.3%
Nordea Bank Abp	570,990	9,408

Health Care — 0.3%
Orion Oyj, Cl B	158,200	12,156
Pihlajalinna	598	11
Terveystalo Oyj	6,988	83
		12,250

Industrials — 0.4%
GRK INFRA Oyj *	890	14
Kalmar, Cl B	37,521	1,492
Konecranes Oyj	36,064	2,988
Wartsila OYJ Abp, Cl B	345,479	10,371
		14,865

Information Technology — 0.4%
Bittium	7,056	125
F-Secure	48,487	97
Incap *	3,807	44
Nokia Oyj ADR	579,139	2,786
Nokia Oyj	2,135,682	10,278
Scanfil	782	10
		13,340
Total Finland		50,189

France — 6.0%

Communication Services — 0.2%
Orange SA	222,279	3,608
Publicis Groupe SA	34,698	3,342
Vivendi SE	124,154	439
		7,389

Consumer Discretionary — 1.0%
Accor SA	105,874	5,034
Cie Generale des Etablissements Michelin SCA	541,268	19,509
Hermes International SCA	1,759	4,329
LVMH Moet Hennessy Louis Vuitton SE	4,297	2,647
Renault SA	113,845	4,685
		36,204

Consumer Staples — 0.3%
Carrefour SA	317,617	4,817
L'Oreal SA	11,388	4,952
		9,769

Energy — 0.3%
Esso Francaise	234	28
Gaztransport Et Technigaz SA	10,222	1,900
Technip Energies NV	90,836	4,290

SEI Institutional International Trust	3

SCHEDULE OF INVESTMENTS

September 30, 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TotalEnergies SE	63,360	$3,862
		10,080

Financials — 0.9%
Amundi SA	169,927	13,516
AXA SA	129,468	6,214
BNP Paribas SA	117,841	10,787
SCOR SE	80,792	2,859
		33,376

Health Care — 0.1%
Ipsen SA	42,653	5,732

Industrials — 2.3%
Bouygues SA	63,880	2,884
Bureau Veritas SA	179,580	5,637
Cie de Saint-Gobain SA	77,627	8,418
Eiffage SA	36,400	4,667
Legrand SA	95,867	15,942
Nexans SA	794	118
Rexel SA	488,254	16,088
Safran SA	27,925	9,918
Societe BIC SA	3,422	214
STIF	1,076	92
Teleperformance SE	238,140	17,802
Thales SA	8,620	2,727
		84,507

Information Technology — 0.1%
Dassault Systemes SE	56,622	1,906
Neurones	996	47
OVH Groupe SAS *	14,943	216
VusionGroup	5,138	1,546
		3,715

Materials — 0.4%
Arkema SA	216,487	13,738

Real Estate — 0.2%
Covivio SA/France ‡	30,949	2,088
Klepierre SA ‡	129,178	5,047
Unibail-Rodamco-Westfield ‡	1,120	118
		7,253

Utilities — 0.2%
Engie SA	272,046	5,853
Rubis SCA	52,360	1,964
		7,817
Total France		219,580

Gabon — 0.0%

Energy — 0.0%
BW Energy *	7,312	34
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Georgia — 0.1%

Financials — 0.1%
Bank of Georgia Group	20,096	$2,075
TBC Bank Group PLC	33,315	2,041
		4,116
Total Georgia		4,116

Germany — 9.8%

Communication Services — 0.5%
Borussia Dortmund GmbH & KGaA	40,308	172
CTS Eventim AG & Co KGaA	206	20
Deutsche Telekom AG	283,697	9,673
Scout24 SE	68,271	8,572
Trivago ADR *	4,663	16
		18,453

Consumer Discretionary — 1.0%
Auto1 Group *	72,798	2,492
Bayerische Motoren Werke AG	24,480	2,469
Continental AG	206,900	13,699
Fielmann Group	991	60
Hella GmbH & Co KGaA	1,065	102
Mercedes-Benz Group AG	277,914	17,531
SCHAEFFLER AG	22,795	153
TUI AG *	4,981	45
Zalando SE *	15,488	476
Zeal Network	44	3
		37,030

Energy — 0.0%
Friedrich Vorwerk Group	5,044	487

Financials — 1.5%
Commerzbank AG	298,394	11,307
Deutsche Bank AG	564,844	20,021
Deutsche Boerse AG	56,332	15,098
DWS Group GmbH & Co KGaA	31,848	2,002
MLP SE	10,670	93
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	8,794	5,619
Talanx AG	18,601	2,482
		56,622

Health Care — 1.0%
Bayer AG	463,713	15,450
Fresenius Medical Care AG	331,058	17,506
Fresenius SE & Co KGaA	46,085	2,578
		35,534

Industrials — 2.9%
2G Energy	7,119	273
AUMOVIO SE *	103,449	4,269
Cewe Stiftung & Co KGAA	1,219	143
Daimler Truck Holding AG	464,126	19,208
Deutsche Lufthansa AG	441,726	3,752

4	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deutsche Post AG	36,678	$1,640
Deutz AG	79,508	842
Duerr AG	25,034	590
GEA Group AG	126,590	9,367
HOCHTIEF AG	8,534	2,293
Indus Holding AG	2,579	66
KION Group AG	24,036	1,632
Krones AG	3,432	502
MTU Aero Engines AG	11,940	5,513
Nordex *	26,275	675
PFISTERER HOLDING SE *	6,611	560
Rational AG	1,060	811
Rheinmetall AG	3,858	9,032
Siemens AG	28,849	7,795
Siemens Energy AG *	316,466	37,240
Technotrans	848	31
		106,234

Information Technology — 1.1%
Adesso	2,110	243
Basler *	1,106	23
Elmos Semiconductor SE	2,221	215
Infineon Technologies AG	149,229	5,859
IONOS Group SE *	21,376	1,001
Nemetschek SE	13,870	1,812
PSI Software AG *	525	16
PVA TePla *	14,347	461
SAP SE	118,009	31,625
SMA Solar Technology AG *	13,504	344
		41,599

Materials — 1.4%
AlzChem Group	3,019	535
Aurubis	16,184	2,031
BASF SE	452,426	22,623
Evonik Industries AG	538,535	9,372
Heidelberg Materials AG	59,509	13,463
K+S AG	66,569	905
thyssenkrupp AG	253,438	3,500
		52,429

Real Estate — 0.1%
Aroundtown SA *	565,702	2,177

Utilities — 0.3%
E.ON SE	139,613	2,632
RWE AG	143,734	6,398
		9,030
Total Germany		359,595

Hong Kong — 1.6%

Consumer Discretionary — 0.1%
Crystal International Group	426,500	371
Johnson Electric Holdings Ltd	298,486	1,562
Luk Fook Holdings International	49,000	157
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yue Yuen Industrial Holdings Ltd	933,600	$1,588
		3,678

Consumer Staples — 0.3%
Chaoda Modern Agriculture Holdings *	122,000	5
WH Group Ltd	9,864,006	10,685
		10,690

Financials — 0.4%
Bank of East Asia Ltd/The	45,424	71
Dah Sing Banking Group	236,400	298
Dah Sing Financial Holdings	95,200	415
Futu Holdings Ltd ADR	29,797	5,182
Hong Kong Exchanges & Clearing Ltd	74,019	4,203
Hongkong Land Holdings Ltd	565,405	3,579
Prudential PLC	11,161	156
Sun Hung Kai	476,000	243
		14,147

Health Care — 0.0%
United Laboratories International Holdings Ltd/The	152,890	296

Industrials — 0.3%
Jardine Matheson Holdings Ltd	114,159	7,204
Swire Pacific Ltd, Cl A	240,300	2,037
Techtronic Industries Co Ltd	147,192	1,882
TS LINES LTD	446,000	489
		11,612

Information Technology — 0.0%
PAX Global Technology Ltd	764,000	565
VTech Holdings	76,600	617
		1,182

Real Estate — 0.5%
CK Asset Holdings Ltd	1,720,523	8,334
Hang Lung Group Ltd	1,051,179	1,982
Hang Lung Properties Ltd	2,297,842	2,575
Hysan Development Co Ltd	77,000	157
Kerry Properties Ltd	10,627	29
Sun Hung Kai Properties Ltd	296,084	3,542
Swire Properties Ltd	168,000	478
		17,097
Total Hong Kong		58,702

India — 0.1%

Financials — 0.1%
ICICI Bank Ltd ADR	175,279	5,299

Indonesia — 0.2%

Consumer Staples — 0.0%
First Pacific Co Ltd	101,631	85
First Resources Ltd	116,300	152
Golden Agri-Resources Ltd	7,633,696	1,745
		1,982

SEI Institutional International Trust	5

SCHEDULE OF INVESTMENTS

September 30, 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Financials — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	29,148,308	$6,832
Total Indonesia		8,814

Ireland — 1.1%
Consumer Discretionary — 0.1%
Cairn Homes	646,679	1,459

Financials — 1.0%
AIB Group PLC	1,286,747	11,741
Bank of Ireland Group PLC	1,569,449	26,007
		37,748
Health Care — 0.0%
Amarin ADR *	11,488	188

Industrials — 0.0%
AerCap Holdings NV	3,091	374

Information Technology — 0.0%
Fineos, Cl CDI *	16,698	31
Total Ireland		39,800

Israel — 1.5%
Communication Services — 0.0%
B Communications *	17,959	121
Nexxen International ADR *	19,882	184
Perion Network Ltd *	46,268	444
		749

Consumer Discretionary — 0.0%
Max Stock	23,596	148

Consumer Staples — 0.0%
Oddity Tech, Cl A *	5,828	363

Energy — 0.1%
Delek Group	9,227	2,237

Financials — 0.8%
Altshuler Shaham Finance	11,575	28
Analyst IMS Investment Management Services	703	28
Bank Hapoalim BM	108,157	2,204
Bank Leumi Le-Israel BM	963,207	19,028
Harel Insurance Investments & Financial Services Ltd	46,502	1,570
More Provident Funds And Pension	6,030	25
Nawi Group	1,461	23
Phoenix Financial	87,396	3,281
Telephone Aviv Stock Exchange	160,509	3,698
YD More Investments	38,736	530
		30,415
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Health Care — 0.0%
SofWave Medical *	3,217	$26

Industrials — 0.0%
El Al Israel Airlines *	158,263	723
FMS Enterprises Migun	498	30
		753
Information Technology — 0.6%
Allot *	73,648	779
Camtek Ltd *	610	64
Check Point Software Technologies Ltd *	46,050	9,528
Gilat Satellite Networks *	35,170	458
Ituran Location and Control	14,089	503
Nice Ltd ADR *	20,722	3,000
One Software Technologies	4,987	122
Qualitau	2,356	321
Wix.com Ltd *	27,392	4,866
		19,641
Total Israel		54,332

Italy — 4.0%
Communication Services — 0.0%
Arnoldo Mondadori Editore SpA	14,973	38
Fiera Milano	14,342	123
MFE-MediaForEurope NV, Cl A	251,609	941
		1,102
Consumer Discretionary — 0.4%
CIR SpA-Compagnie Industriali *	257,347	198
Ferrari NV	17,653	8,564
Lottomatica Group Spa	134,114	3,612
Moncler SpA	2,178	128
OVS SpA	99,660	492
Sogefi	32,435	100
Technogym	102,800	1,747
		14,841
Consumer Staples — 0.2%
Coca-Cola HBC AG	149,937	7,081
Newlat Food *	19,628	532
		7,613
Energy — 0.2%
Eni SpA	508,722	8,908

Financials — 1.7%
Banca IFIS SpA	14,259	379
Banca Mediolanum SpA	544,434	10,944
Banco di Desio e della Brianza SpA	46,031	417
FinecoBank Banca Fineco SpA	147,757	3,209
Generali	242,972	9,557
Intesa Sanpaolo SpA	916,356	6,070
Poste Italiane SpA	186,995	4,449
UniCredit SpA	231,643	17,641

6	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unipol Gruppo SpA	521,602	$11,222
		63,888
Health Care — 0.1%
Philogen *	4,066	114
Recordati Industria Chimica e Farmaceutica SpA	28,974	1,770
		1,884
Industrials — 0.4%
Fincantieri *	49,352	1,298
Iveco Group NV	134,380	2,914
Leonardo SpA	127,266	8,150
Next Geosolutions Europe SPA *	1,250	18
Ryanair Holdings PLC ADR	16,979	1,022
TREVI - Finanziaria Industriale *	94,063	60
Webuild SpA	162,705	678
		14,140

Materials — 0.0%
SOL	1,383	82

Utilities — 1.0%
A2A SpA	3,494,488	9,153
ACEA SpA	43,769	1,056
Ascopiave SpA	41,746	150
Enel SpA	2,158,772	20,474
Iren SpA	493,045	1,529
Italgas	368,145	3,394
		35,756
Total Italy		148,214
Japan — 17.2%
Communication Services — 0.6%
Capcom Co Ltd	28,834	784
CyberAgent Inc	39,100	470
Kakaku.com Inc	91,390	1,572
KDDI Corp	26,200	418
Konami Group Corp	13,343	1,928
KURASHIRU INC *	2,800	34
Nexon Co Ltd	113,500	2,494
Nintendo Co Ltd	123,500	10,700
Nippon Telegraph & Telephone Corp	1,662,240	1,740
SKY Perfect JSAT Holdings Inc	169,989	1,602
		21,742
Consumer Discretionary — 3.0%
Aisin Seiki	148,049	2,560
Asics Corp	170,573	4,469
Aucnet	2,200	28
Bandai Namco Holdings Inc	199,449	6,645
Bridgestone Corp	195,707	9,057
Central Automotive Products	1,900	24
Fast Retailing Co Ltd	5,371	1,633
Food & Life Cos Ltd	67,620	3,535
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GS Yuasa	33	$1
Happinet	2,500	117
Haseko Corp	290,764	4,971
Honda Motor Co Ltd	160,034	1,654
Iida Group Holdings Co Ltd	315,980	5,046
JTEKT Corp	195,122	1,939
LITALICO	2,600	24
Mazda Motor Corp	369,886	2,697
Mitsubishi Motors Corp	466,751	1,265
NHK Spring	139,004	2,090
Niterra Co Ltd	139,366	5,383
NOK Corp	96,212	1,691
Open House Group Co Ltd	36,495	1,891
Panasonic Holdings Corp	570,218	6,198
Ryohin Keikaku Co Ltd	292,206	5,822
Sankyo Co Ltd	229,222	3,988
Sanrio Co Ltd	39,945	1,878
Shimamura Co Ltd	30,948	2,072
Subaru Corp	321,534	6,562
Sumitomo Electric Industries Ltd	359,700	10,249
Sumitomo Rubber Industries Ltd	116,252	1,411
Takashimaya Co Ltd	126,012	1,443
Toyo Tire	101,518	2,699
Toyota Boshoku	2,400	40
USS Co Ltd	404,948	4,655
Yamada Holdings Co Ltd	447,722	1,471
Yokohama Rubber Co Ltd/The	64,615	2,393
Yonex Co Ltd	65,559	1,682
ZOZO Inc	67,532	621
		109,904
Consumer Staples — 0.8%
Aeon Co Ltd	695,515	8,454
Japan Tobacco Inc	115,196	3,783
Nissui Corp	247,900	1,749
Suntory Beverage & Food Ltd	466,430	14,598
		28,584
Energy — 0.5%
ENEOS Holdings Inc	407,765	2,586
Inpex Corp	532,114	9,594
Nippon Mining Holdings *	372,150	4,940
		17,120
Financials — 1.6%
Daiwa Securities Group Inc	26,783	218
Fukuoka Financial Group Inc	221,757	6,641
Japan Post Holdings Co Ltd	792,347	7,875
Japan Post Insurance Co Ltd	112,967	3,206
Keiyo Bank	7,900	68
Kita-Nippon Bank	1,300	34
Mitsubishi UFJ Financial Group Inc	617,536	9,975
Miyazaki Bank	900	28
Mizuho Financial Group Inc	135,300	4,554

SEI Institutional International Trust	7

SCHEDULE OF INVESTMENTS

September 30, 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Musashino Bank Ltd/The	1,600	$44
Net Protections Holdings Inc *	40,400	241
Nomura Holdings Inc	378,700	2,779
Ogaki Kyoritsu Bank	1,500	35
Resona Holdings Inc	1,219,870	12,456
San ju San Financial Group	1,800	44
SBI Holdings Inc/Japan	69,400	3,026
Sumitomo Mitsui Financial Group Inc	172,973	4,873
Toho Bank	17,900	56
Tokio Marine Holdings Inc	40,578	1,720
TOMONY Holdings	6,300	29
		57,902
Health Care — 1.6%
Alfresa Holdings Corp	92,849	1,331
Asahi Intecc Co Ltd	97,974	1,594
Chugai Pharmaceutical Co Ltd	126,020	5,595
Hoya Corp	32,256	4,466
Medipal Holdings Corp	98,371	1,695
Nippon Shinyaku Co Ltd	35,036	792
Olympus Corp	1,176,097	14,890
Shionogi & Co Ltd	949,486	16,752
Suzuken Co Ltd/Aichi Japan	53,345	2,099
Takeda Pharmaceutical Co Ltd	267,521	7,868
Terumo Corp	32,614	539
Toho Holdings Co Ltd	51,530	1,904
		59,525
Industrials — 4.2%
Amada Co Ltd	287,008	3,532
ANA Holdings Inc	95,391	1,845
Asahi Diamond Industrial	4,900	29
Central Japan Railway Co	286,165	8,215
COMSYS Holdings Corp	67,844	1,692
Dai Nippon Printing Co Ltd	256,270	4,364
Daihatsu Diesel Manufacturing	3,200	66
Daikin Industries Ltd	126,700	14,624
EXEO Group Inc	128,253	1,858
Fuji Corp/Aichi	12,948	236
Fujikura Ltd	68,511	6,711
Furukawa Electric Co Ltd	40,993	2,530
Gakujo Co Ltd	2,000	23
Gecoss Corp	2,800	26
Hanwa Co Ltd	171	7
Hikari Tsushin Inc	10,672	2,977
Hirakawa Hewtech	2,600	36
Hirata	1,900	25
Hitachi Ltd	73,200	1,942
INFRONEER Holdings	183,505	1,911
Japan Airlines Co Ltd	86,821	1,751
Kajima Corp	137,006	3,998
Kanaden Corp	2,000	28
Kanematsu Corp	83,463	1,760
Kinden Corp	78,906	2,702
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kitz Corp	12,200	$139
Komatsu Ltd	409,470	14,284
KPP Group Holdings	13,100	70
MARUKA FURUSATO	1,800	28
MINEBEA MITSUMI Inc	786,706	14,803
Mitsubishi Electric Corp	76,400	1,965
Mitsubishi Heavy Industries Ltd	635,207	16,645
Nachi-Fujikoshi Corp	1,200	30
Nagase & Co Ltd	65,521	1,418
NGK Insulators Ltd	143,800	2,407
NIPPON EXPRESS HOLDINGS INC	1,788	41
Nippon Yusen KK	4,555	156
NSK Ltd	311,413	1,609
Obayashi	346,880	5,701
Oiles	1,700	27
Recruit Holdings Co Ltd	74,035	3,986
Sanko Gosei	28,900	169
Sankyu Inc	38,167	2,090
Sanwa Holdings Corp	100,565	2,879
Shimizu	350,678	4,933
Shinwa	1,100	25
Sumitomo Corp	64,098	1,857
Sumitomo Heavy Industries Ltd	77,186	1,857
Taisei Corp	47,374	3,260
Terasaki Electric	1,100	27
Tocalo Co Ltd	2,000	29
Toyota Tsusho Corp	437,328	12,123
Tsubakimoto Chain Co	11,229	163
Tsubakimoto Kogyo Co Ltd	1,800	34
Yurtec	4,600	84
		155,727
Information Technology — 2.5%
Advantest Corp	38,770	3,841
Alps Alpine Co Ltd	143,537	1,819
Amano Corp	22,800	647
Anritsu Corp	174,672	2,226
Argo Graphics	8,400	70
BIPROGY Inc	45,990	1,879
Brother Industries Ltd	114,892	1,922
Canon Inc	349,959	10,227
Canon Marketing Japan Inc	18,850	763
Celsys	13,200	168
Citizen Watch Co Ltd	231,404	1,571
Comture Corp	6,900	76
Digital Information Technologies	1,400	25
DKK	1,700	23
Furuno Electric	15,600	597
Innotech	2,500	27
Japan Aviation Electronics Industry Ltd	25,000	425
Japan Electronic Materials Corp	4,800	111
Japan Material	2,700	33
Keyence Corp	8,609	3,212
Koa	27,500	217

8	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Konica Minolta Inc	377,345	$1,344
Lasertec Corp	9,600	1,315
Mabuchi Motor Co Ltd	94,203	1,650
Marubun	9,300	77
Murata Manufacturing Co Ltd	1,055,800	20,071
NEC Corp	58,159	1,864
Nichicon	29,200	292
Nippon Ceramic	5,300	126
Obic Co Ltd	54,548	1,904
Oki Electric Industry	5,700	62
Optex Group	4,400	63
Oracle Corp Japan	12,014	1,228
Rakus	22,600	208
RYODEN CORP	1,200	25
SCSK Corp	94,305	2,827
Seiko Epson Corp	255,989	3,279
SHIFT *	61,800	524
Siix	5,900	54
Socionext Inc	10,300	194
Sumida	11,400	84
System Support	1,400	32
Tachibana Eletech	1,300	26
Tazmo	6,300	104
TDK Corp	1,404,796	20,370
TIS Inc	130,392	4,307
Wacom	36,000	199
Yokogawa Electric Corp	68,717	1,975
		94,083
Materials — 1.3%
ADEKA	77,446	1,728
Asahi Kasei Corp	578,038	4,549
Daicel Corp	157,639	1,437
Dainippon Ink and Chemicals	5,305	131
JFE Holdings Inc	316,668	3,891
Kobe Steel Ltd	232,065	2,746
Mitsubishi Materials Corp	85,917	1,614
Mitsui Chemicals Inc	69,888	1,749
Nippon Paint Holdings Co Ltd	14,559	100
Nippon Shokubai Co Ltd	112,520	1,389
Nippon Steel Corp	1,820,745	7,509
Nissan Chemical Corp	54,917	1,992
Nitto Denko Corp	172,659	4,098
Oji Holdings Corp	459,655	2,518
Rengo Co Ltd	233,493	1,477
Sakata INX Corp	5,300	83
Soken Chemical & Engineering	2,300	32
Taiheiyo Cement Corp	60,780	1,580
Teijin Ltd	202,263	1,721
Tokuyama Corp	7,083	176
Toray Industries Inc	666,327	4,257
Tosoh Corp	129,458	1,918
		46,695
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Real Estate — 0.4%
Daiwa House Industry Co Ltd	231,283	$8,318
Sumitomo Realty & Development Co Ltd	191,638	8,464
		16,782
Utilities — 0.7%
Chubu Electric Power Co Inc	358,996	4,992
Chugoku Electric Power Co Inc/The	320,499	1,828
Electric Power Development Co Ltd	78,868	1,480
Kansai Electric Power Co Inc/The	495,047	7,091
Kyushu Electric Power Co Inc	355,415	3,555
Shikoku Electric Power Co Inc	164,033	1,458
Tohoku Electric Power Co Inc	204,395	1,486
Tokyo Electric Power Co Holdings Inc *	803,933	3,771
		25,661
Total Japan		633,725
Liechtenstein — 0.0%

Financials — 0.0%
VP Bank AG, Cl A	992	103

Luxembourg — 0.8%

Communication Services — 0.0%
SES SA, Cl A	213,277	1,633

Materials — 0.8%
ArcelorMittal SA	788,683	28,475
Total Luxembourg		30,108

Macao — 0.4%

Consumer Discretionary — 0.4%
Galaxy Entertainment Group Ltd	2,987,091	16,427

Netherlands — 5.0%

Consumer Discretionary — 0.0%
Kendrion	447	7
Consumer Staples — 0.4%
Koninklijke Ahold Delhaize NV	397,699	16,106
Energy — 0.2%
Koninklijke Vopak NV	28,936	1,329
SBM Offshore NV	148,980	3,816
		5,145

Financials — 2.4%
ABN AMRO Bank NV	573,541	18,414
Adyen NV *	3,837	6,179
Aegon Ltd	759,725	6,130
Euronext NV	35,665	5,344
Flow Traders Ltd *	18,752	561
HAL Trust	3,083	491
ING Groep NV	1,375,408	36,086
NN Group NV	194,048	13,695
		86,900

SEI Institutional International Trust	9

SCHEDULE OF INVESTMENTS

September 30, 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Health Care — 0.4%
Argenx SE ADR *	2,807	$2,070
Argenx SE *	2,042	1,510
Koninklijke Philips NV	431,589	11,833
Pharming Group NV *	162,283	239
		15,652

Industrials — 0.5%
Koninklijke BAM Groep SE	188,306	1,785
Randstad NV	272,762	11,640
Wolters Kluwer NV	46,040	6,289
		19,714

Information Technology — 1.1%
ASM International NV	7,740	4,672
ASML Holding NV	10,485	10,233
ASML Holding NV, Cl G	24,884	24,090
Nedap NV	1,390	155
		39,150

Materials — 0.0%
AMG Critical Materials	4,401	149
Total Netherlands		182,823

New Zealand — 0.2%

Energy — 0.0%
Channel Infrastructure NZ Ltd	17,926	27

Health Care — 0.1%
Fisher & Paykel Healthcare Corp Ltd	200,738	4,318

Industrials — 0.0%
Freightways Group Ltd	8,186	65

Information Technology — 0.1%
Xero Ltd *	17,447	1,824
Total New Zealand		6,234

Nigeria — 0.1%

Communication Services — 0.1%
Airtel Africa	613,127	2,015
IHS Holding *	50,240	343
		2,358
Total Nigeria		2,358

Norway — 1.0%

Consumer Discretionary — 0.1%
Europris	174,988	1,777
SATS	8,582	33
		1,810

Consumer Staples — 0.1%
Orkla ASA	443,353	4,636

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Energy — 0.8%
Aker Solutions ASA	313,569	$942
BW Offshore	7,873	29
Equinor ASA	1,116,365	27,229
MORELD ASA	21,970	37
		28,237

Financials — 0.0%
DNB Bank ASA	39,451	1,075

Industrials — 0.0%
AF Gruppen ASA	3,040	51
Hoegh Autoliners ASA	2,255	24
Kongsberg Gruppen	265	9
Norwegian Air Shuttle	128,895	206
Wallenius Wilhelmsen ASA, Cl B	2,279	20
Wilh Wilhelmsen Holding ASA, Cl B	1,537	73
		383

Information Technology — 0.0%
Kitron	89,103	522
NORBIT ASA	3,128	58
Pexip Holding	31,909	198
		778
Total Norway		36,919

Portugal — 0.3%

Communication Services — 0.0%
NOS SGPS SA	20,836	95

Consumer Staples — 0.2%
Jeronimo Martins SGPS SA	184,433	4,494
Sonae SGPS SA	1,139,902	1,792
		6,286

Financials — 0.1%
Banco Comercial Portugues SA, Cl R	3,246,896	2,885

Industrials — 0.0%
Mota-Engil SGPS	234,073	1,408
Teixeira Duarte *	269,447	169
		1,577
Total Portugal		10,843

Singapore — 2.2%

Communication Services — 0.2%
IGG Inc	237,587	137
Singapore Telecommunications	2,180,100	6,974
		7,111

Consumer Discretionary — 0.6%
Sea Ltd ADR *	134,018	23,953

Energy — 0.0%
Hafnia Ltd	39,685	239

10	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Financials — 0.7%
DBS Group Holdings Ltd	102,858	$4,082
iFAST	101,200	697
Oversea-Chinese Banking Corp Ltd	365,500	4,663
Singapore Exchange Ltd	351,063	4,509
United Overseas Bank Ltd	329,964	8,866
Yangzijiang Financial Holding Ltd	2,356,225	2,195
		25,012

Industrials — 0.4%
ComfortDelGro Corp Ltd	1,235,558	1,391
Pan-United	15,100	13
SIA Engineering	158,000	434
Singapore Airlines Ltd	702,038	3,551
Singapore Technologies Engineering Ltd	1,299,007	8,679
		14,068

Information Technology — 0.1%
STMicroelectronics NV, Cl Y	96,572	2,729
UMS Integration	161,800	175
Venture Corp Ltd	205,724	2,226
		5,130

Real Estate — 0.2%
Centurion	405,800	473
City Developments Ltd	351,682	1,888
Ho Bee Investment	14,900	25
Keppel DC REIT ‡	897,600	1,665
Singapore Land Group Ltd	6,600	16
UOL Group Ltd	337,258	2,044
		6,111
Total Singapore		81,624

South Korea — 1.1%

Consumer Discretionary — 0.2%
Coupang Inc, Cl A *	244,699	7,879

Financials — 0.2%
Shinhan Financial Group Co Ltd	138,784	6,997

Information Technology — 0.7%
Samsung Electronics Co Ltd	396,972	23,799
Total South Korea		38,675

Spain — 2.4%

Communication Services — 0.0%
Telefonica SA	294,787	1,518

Consumer Discretionary — 0.2%
Amadeus IT Group SA, Cl A	60,379	4,803
Industria de Diseno Textil SA	73,373	4,064
		8,867
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Consumer Staples — 0.0%
Distribuidora Internacional de Alimentacion *	5,117	$147

Energy — 0.4%
Repsol SA	866,856	15,427

Financials — 1.1%
Banco Bilbao Vizcaya Argentaria SA	905,068	17,455
Banco Santander SA	941,414	9,888
CaixaBank SA	1,006,112	10,635
Mapfre SA	498,075	2,366
		40,344

Health Care — 0.1%
Faes Farma	342,047	1,720

Industrials — 0.4%
ACS Actividades de Construccion y Servicios SA	104,091	8,351
Aena SME	194,400	5,319
		13,670

Information Technology — 0.1%
Indra Sistemas SA	49,768	2,230

Utilities — 0.1%
Enagas SA	106,672	1,668
Iberdrola SA	140,624	2,664
		4,332
Total Spain		88,255

Sweden — 1.4%

Communication Services — 0.0%
Acast *	15,216	29
Karnov Group, Cl B *	2,834	34
Storytel, Cl B	22,063	191
Tele2 AB, Cl B	14,636	250
		504

Consumer Discretionary — 0.1%
Betsson AB, Cl B	37,237	617
BHG Group *	13,103	38
Clas Ohlson AB, Cl B	45,087	1,774
Evolution AB	31,506	2,597
Rugvista Group	3,234	27
		5,053

Consumer Staples — 0.1%
AAK AB	103,746	2,702

Financials — 0.4%
Avanza Bank Holding	25,597	951
Kinnevik *	199,538	1,779
Skandinaviska Enskilda Banken AB, Cl A	252,496	4,956

SEI Institutional International Trust	11

SCHEDULE OF INVESTMENTS

September 30, 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Swedbank AB, Cl A	178,477	$5,393
		13,079
Industrials — 0.5%
AQ Group AB	8,875	170
Assa Abloy AB, Cl B	56,155	1,957
Atlas Copco AB, Cl A	215,448	3,657
Loomis AB, Cl B	86,477	3,699
NCC AB, Cl B	80,764	1,859
Peab AB, Cl B	204,275	1,665
Saab AB, Cl B	17,516	1,077
Sandvik AB	54,955	1,537
Skanska AB, Cl B	85,592	2,224
SKF AB, Cl B	31,704	789
Svedbergs Group	4,385	26
		18,660

Information Technology — 0.2%
Dynavox Group *	16,955	206
Hanza	4,104	44
Mycronic	38,804	891
Note	960	18
Proact IT Group	8,051	80
Telefonaktiebolaget LM Ericsson ADR	773,481	6,397
Truecaller, Cl B	214,897	950
		8,586

Materials — 0.1%
SSAB AB, Cl B	565,937	3,303
Total Sweden		51,887

Switzerland — 4.5%

Consumer Discretionary — 0.2%
Autoneum Holding AG	2,786	552
Avolta AG	40,242	2,198
Cie Financiere Richemont SA, Cl A	588	113
Sportradar Group, Cl A *	118,894	3,198
		6,061

Consumer Staples — 0.0%
Chocoladefabriken Lindt & Spruengli AG	100	1,530

Financials — 1.8%
Helvetia Holding AG	20,053	4,930
Julius Baer Group Ltd	233,135	16,242
UBS Group AG	911,065	37,476
Zurich Insurance Group AG	9,279	6,636
		65,284

Health Care — 0.6%
AC Immune SA *	11,256	32
Galderma Group	22,114	3,912
Galenica	30,274	3,297
Idorsia *	3,793	21
Lonza Group AG	1,499	1,003
Sandoz Group	215,826	12,879
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sonova Holding AG	10,317	$2,831
		23,975

Industrials — 1.2%
ABB Ltd	159,491	11,547
Accelleron Industries AG	23,149	1,961
Belimo Holding AG	4,314	4,539
Burckhardt Compression Holding AG	2,004	1,562
DKSH Holding	20,496	1,395
dormakaba Holding AG	4,120	3,798
Geberit AG	4,826	3,646
Implenia AG	4,796	405
Kardex Holding	5,215	2,039
Phoenix Mecano	51	29
Schindler Holding AG	32,552	12,385
SGS SA	9,227	959
Sulzer	11,426	1,949
		46,214

Information Technology — 0.6%
Cicor Technologies Ltd *	3,269	755
Logitech International SA	183,053	20,146
		20,901

Materials — 0.1%
EMS-Chemie Holding AG	2,081	1,479
Givaudan SA	158	645
		2,124

Real Estate — 0.0%
Investis Holding	203	33
Total Switzerland		166,122

Taiwan — 0.4%

Information Technology — 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	59,046	16,491

Turkey — 0.0%

Materials — 0.0%
Eldorado Gold *	7,600	220

United Kingdom — 11.6%

Communication Services — 0.3%
Auto Trader Group PLC	212,289	2,257
BT Group PLC, Cl A	788,189	2,030
Gaming Realms *	10,833	6
Team17 Group	25,055	128
Vodafone Group PLC	6,604,059	7,688
		12,109

Consumer Discretionary — 1.0%
Bellway PLC	3,794	126
Berkeley Group Holdings PLC	65,493	3,388
Carnival PLC ADR *	69,424	1,836
Compass Group PLC	141,133	4,815

12	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Games Workshop Group PLC	9,056	$1,777
Inchcape PLC	183,798	1,714
InterContinental Hotels Group PLC	16,069	1,945
Kingfisher PLC	1,136,212	4,738
Next PLC	81,663	13,627
Playtech Plc	310,504	1,542
WH Smith PLC	25,152	230
		35,738

Consumer Staples — 2.6%
Associated British Foods PLC	62,797	1,737
Coca-Cola Europacific Partners PLC	18,220	1,647
Cranswick PLC	27,610	1,868
Imperial Brands PLC	65,864	2,801
J Sainsbury PLC	6,212,677	27,962
Marks & Spencer Group PLC	2,223,487	10,920
Premier Foods PLC	580,555	1,499
Reckitt Benckiser Group PLC	299,655	23,097
Tesco PLC	3,369,429	20,215
Unilever PLC	93,306	5,521
		97,267

Energy — 0.1%
BP PLC ADR	77,868	2,683
Petronor E&P ASA	25,623	26
		2,709

Financials — 4.0%
3i Group PLC	152,767	8,429
AJ Bell PLC	240,066	1,765
Aviva PLC	1,570	15
Barclays PLC	6,331,287	32,609
Barclays PLC ADR	472,235	9,761
HSBC Holdings PLC	2,877,631	40,653
Investec PLC	974,660	7,262
Lancashire Holdings Ltd	173,385	1,578
Lloyds Banking Group PLC	34,643	39
Man Group PLC/Jersey	841,512	2,024
NatWest Group PLC	1,829,551	12,936
Ninety One PLC	192,875	525
OSB Group PLC	277,156	2,122
Paragon Banking Group PLC	146,454	1,710
Quilter PLC	14,984	34
Schroders PLC	342,447	1,740
Standard Chartered PLC	1,239,193	24,074
		147,276

Health Care — 0.6%
AstraZeneca PLC ADR	76,743	5,888
AstraZeneca PLC	88,356	13,550
GSK PLC ADR	76,313	3,294
Hikma Pharmaceuticals PLC	674	15
		22,747
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Industrials — 2.3%
Babcock International Group	114,242	$2,057
BAE Systems PLC	483,145	13,463
Balfour Beatty PLC	557,758	4,875
CK Hutchison Holdings Ltd	1,151,915	7,570
easyJet PLC	205,280	1,285
Firstgroup PLC	210,276	639
Grafton Group	133,245	1,641
Howden Joinery Group PLC	144,694	1,648
IMI PLC	62,594	1,935
International Consolidated Airlines Group SA	1,126,285	5,899
JET2 PLC	74,795	1,429
Morgan Sindall Group PLC	48,232	2,883
RELX PLC	114,358	5,475
Rolls-Royce Holdings PLC	1,498,991	24,119
Rotork PLC	337,050	1,543
Travis Perkins PLC	678,178	5,587
Weir Group PLC/The	55,224	2,039
		84,087

Information Technology — 0.4%
Computacenter PLC	52,535	1,905
dotdigital group	25,376	23
Halma PLC	182,877	8,522
Sage Group PLC/The	205,279	3,048
Softcat PLC	66,700	1,420
		14,918

Materials — 0.0%
Hill & Smith	60,089	1,664

Real Estate — 0.1%
Land Securities Group PLC ‡	191,587	1,504
Safestore Holdings ‡	208,327	1,850
		3,354

Utilities — 0.2%
Centrica PLC	1,384,387	3,112
Drax Group	246,737	2,329
National Grid PLC	74,020	1,065
		6,506
Total United Kingdom		428,375

United States — 7.4%

Communication Services — 0.5%
Spotify Technology SA *	28,320	19,767

Consumer Discretionary — 0.0%
Stellantis NV	49,419	459

Consumer Staples — 0.5%
Nestle SA	80,091	7,359
Philip Morris International	60,914	9,880
		17,239

SEI Institutional International Trust	13

SCHEDULE OF INVESTMENTS

September 30, 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Energy — 0.7%
Shell PLC	648,154	$23,223
Tenaris SA	136,090	2,440
		25,663

Financials — 0.5%
Aon PLC, Cl A	10,420	3,715
Arch Capital Group Ltd	67,330	6,109
Swiss Re AG	42,216	7,845
		17,669

Health Care — 4.5%
GSK PLC	1,506,705	32,385
Inmode Ltd *	73,463	1,095
Medtronic PLC	119,136	11,347
Novartis AG	432,347	55,618
Roche Holding AG	142,276	47,399
Sanofi SA	162,667	15,416
STERIS PLC	6,423	1,589
		164,849

Industrials — 0.2%
Experian PLC	86,083	4,328
Signify NV	67,364	1,773
Waste Connections Inc	21,088	3,708
		9,809

Information Technology — 0.3%
Monday.com Ltd *	23,329	4,518
Seagate Technology Holdings	26,827	6,333
		10,851

Materials — 0.2%
Acerinox SA	141,749	1,863
Amrize Ltd *	3,245	159
Holcim AG	8,525	728
Linde PLC	10,303	4,894
		7,644
Total United States		273,950

Total Common Stock
(Cost $2,665,495) ($ Thousands)		3,456,534

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.4%
U.S. Treasury Bill
3.948%, 02/26/2026 (A)	$89,475	88,100
Total U.S. Treasury Obligation
(Cost $88,051) ($ Thousands)		88,100
Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.3%

Germany — 0.3%

Consumer Discretionary — 0.3%
Bayerische Motoren Werke AG (B)	30,301	$2,824
Volkswagen AG, 7.200%	73,958	8,023
		10,847
Industrials — 0.0%
Jungheinrich AG (B)	15,978	558
KSB & KGaA(B)	26	26
		584

Total Preferred Stock
(Cost $9,995) ($ Thousands)		11,431

	Number of Rights
RIGHTS — 0.0%

Singapore — 0.0%
Keppel DC REIT, Expires 10/13/2025 *(C)	71,808	8
Total Rights
(Cost $—) ($ Thousands)		8

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	37,535,774	37,536
Total Cash Equivalent
(Cost $37,536) ($ Thousands)		37,536
Total Investments in Securities — 97.5%
(Cost $2,801,077) ($ Thousands)		$3,593,609

14	SEI Institutional International Trust

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	230	Dec-2025	$14,753	$14,975	$348
FTSE 100 Index	73	Dec-2025	9,238	9,246	139
Hang Seng Index	6	Oct-2025	1,022	1,038	16
SPI 200 Index	32	Dec-2025	4,744	4,704	(7)
TOPIX Index	47	Dec-2025	9,889	9,996	125
			$39,646	$39,959	$621

A list of the open OTC Swap agreement held by the Fund at September 30, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Custom Basket of International Equity Securities	Federal Funds Effective Rate (Daily) + custom spread	Asset Returns	Annually	12/15/2029	USD	–	$(1,956)	$–	$(1,956)

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of September 30, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
204,191	BNP PARIBAS SA ACT	$19,017	$(3)	17.2%
1,361,910	CAIXABANK S.A. SHS	14,001	268	12.7
1,750,130	NATWEST GROUP PLC REGISTERED SHS	12,486	(19)	11.3
170,031	SOCIETE GENERALE SA ACT	11,486	(264)	10.4
584,575	BANCO BILBAO VIZCAYA ARGENTARIA SA REGISTERED SHS	11,113	73	10.1
500,115	STANDARD CHARTERED PLC REGISTERED SHS	9,652	(4)	8.8
911,876	BANCO SANTANDER SA REGISTERED SHS	9,134	343	8.3
52,943	IPSEN ACT	7,426	(384)	6.7
323,808	SANKYO CO. LTD.	6,561	(1,048)	6.0
222,500	SONY GROUP CORP.	6,440	(28)	5.8
206,607	FRESNILLO PLC REGISTERED SHS	6,152	394	5.6
1,163,048	INTERNATIONAL CONSOLIDATED AIRLINES GROUP SA REGIS	6,029	(28)	5.5
232,564	FUJITSU LTD.	5,933	(446)	5.4
136,211	BIPROGY INC.	5,850	(252)	5.3
111,553	EXPERIAN PLC REGISTERED SHS	5,796	(268)	5.3
204,600	SUMITOMO MITSUI FINANCIAL GROUP INC.	5,648	201	5.1
178,615	NEC CORP.	5,525	214	5.0
811,260	BAVARIAN NORDIC A/S	5,207	127	4.7
92,108	RECRUIT HOLDINGS CO. LTD.	5,200	(246)	4.7
32,121	EURONEXT NV BEARER AND REGISTERED SHS	5,184	(392)	4.7
15,235	DASSAULT AVIATION SA ACT	5,057	22	4.6
316,700	MITSUBISHI UFJ FINANCIAL GROUP INC.	4,887	297	4.4
504,266	MAZDA MOTOR CORP.	3,840	(87)	3.5
69,512	TREND MICRO INC.	3,826	(28)	3.5
25,943	TOKYO ELECTRON LTD.	3,753	989	3.4
252,172	SAGE GROUP PLC REGISTERED SHS	3,691	30	3.3
160,862	IVECO GROUP N.V. REGISTERED SHS	3,451	7	3.1
248,761	VALEO SE ACT	3,091	7	2.8
202,589	RICHTECH ROBOT	3,086	157	2.8
34,596	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA BE	2,802	(47)	2.5

SEI Institutional International Trust	15

SCHEDULE OF INVESTMENTS

September 30, 2025

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
63,600	TOKIO MARINE HOLDINGS INC.	$2,783	$(52)	2.5%
55,649	TECHNIP ENERGIES N.V. BEARER AND REGISTERED SHS	2,715	(103)	2.5
321,180	DAI	2,664	(91)	2.4
135,300	TOYOTA MOTOR CORP	2,652	(13)	2.4
65,350	CANON MARKETING JAPAN INC.	2,598	42	2.4
1,201,127	CENTRICA PLC REGISTERED SHS	2,557	145	2.3
95,827	TECNICAS REUNIDAS SA BEARER SHS	2,544	430	2.3
56,504	PLUS500 LTD REGISTERED SHS	2,389	111	2.2
62,190	TIS INC.	2,164	(101)	2.0
214,741	RIGHTMOVE PLC REGISTERED SHS	2,114	(67)	1.9
178,161	SUMITOMO PHARMA CO. LTD.	2,035	22	1.8
5,973	SOUTH AMERICAN GOLD CORP	2,003	97	1.8
25,390	TEMENOS AG NAMEN	2,000	43	1.8
55,877	EISAI CO. LTD.	1,957	(55)	1.8
56,785	JAPAN POST INSURANCE CO. LTD.	1,634	(6)	1.5
19,321	SCREEN HOLDINGS CO. LTD.	1,625	144	1.5
172,694	RICOH CO. LTD.	1,602	(59)	1.5
12,800	SOFTBANK GROUP CORP.	1,549	67	1.4
19,800	SHIBAURA MECHATRONICS CORP.	1,533	214	1.4
85,940	MIZUNO CORP.	1,496	76	1.4
114,540	SUPER GROUP (SGHC) LIMITED REGISTERED SHS	1,457	56	1.3
6,523	VZ HOLDING AG NAMEN	1,452	(92)	1.3
105,595	FORVIA ACT	1,411	0	1.3
57,000	CYBOZU INC.	1,410	(99)	1.3
2,083	SWISSQUOTE G	1,370	80	1.2
45,800	YOKOGAWA ELECTRIC CORP	1,355	(32)	1.2
59,292	MIXI INC.	1,336	(43)	1.2
14,249	ACCELLERON INDUSTRIES AG NAMEN	1,274	(79)	1.2
44,422	CAPCOM CO. LTD.	1,212	(7)	1.1
184,976	KOKUYO CO. LTD.	1,178	(78)	1.1
66,708	TECHNOGYM S.P.A. REGISTERED SHS	1,159	(31)	1.1
53,633	OTSUKA CORP.	1,150	(32)	1.0
75,459	BANKINTER SA	1,146	40	1.0
110,399	JAPAN POST HOLDINGS CO. LTD.	1,144	(32)	1.0
36,000	SOMPO HOLDINGS INC.	1,141	(13)	1.0
10,895	PHARMA MAR SA BEARER SHS	1,104	53	1.0
34,335	SANWA HOLDINGS CORP.	1,097	(120)	1.0

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(127,023)	SALMAR ASA REGISTERED SHS	$(7,051)	$284	(6.4)%
(4,555)	BARRY CALLEBAUT AG NAMEN	(6,707)	478	(6.1)
(112,305)	DR. ING. H.C. F. PORSCHE AKTIENGESELLSCHAFT VORZ	(5,691)	260	(5.2)
(2,193,800)	DENISON MINES CORP REGISTERED SHS	(5,227)	(887)	(4.7)
(76,217)	NOVONESIS (NOVOZYMES)	(4,681)	24	(4.2)
(386,014)	EDP RENOVAVEIS SA BEARER SHS	(4,520)	(587)	(4.1)
(454,256)	NOKIAN TYRES PLC REGISTERED SHS	(4,233)	137	(3.8)
(48,248)	REDCARE PHARMACY N.V. BEARER SHS	(4,136)	(28)	(3.8)
(172,281)	FB FINANCIAL CORP	(3,720)	3	(3.4)
(284,981)	INPOST S.A. BEARER AND REGISTERED SHS	(3,578)	86	(3.2)
(194,610)	CVC CAPITAL PARTNERS PLC	(3,497)	70	(3.2)
(125,457)	STEVANATO GROUP S.P.A. AZ NOMINATIVA	(3,315)	90	(3.0)
(299,622)	STORA ENSO OYJ REGISTERED SHS	(3,281)	(13)	(3.0)
(30,384)	IMCD NV	(3,218)	84	(2.9)
(77,900)	MONEY FORWARD INC.	(3,213)	66	(2.9)
(57,642)	REMY COINTREAU SA ACT	(3,160)	(3)	(2.9)
(51,667)	BRENMILLER ENERGY LTD SHS	(3,073)	0	(2.8)
(93,226)	BASIC	(2,775)	(57)	(2.5)
(55,204)	GERRESHEIMER AG INHABER	(2,730)	448	(2.5)
(56,157)	BAKKAFROST P/F	(2,632)	64	(2.4)
(352,005)	YELLOW CAKE PLC REGISTERED SHS	(2,491)	(230)	(2.3)

16	SEI Institutional International Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(1,094,715)	HEXATRONIC GROUP AB REGISTERED SHS	$(2,474)	$251	(2.2)%
(101,000)	FUJI OIL CO. LTD.	(2,460)	(3)	(2.2)
(8,729)	KERING SA ACT	(2,448)	(585)	(2.2)
(365,397)	DAVIDE CAMPARI	(2,426)	192	(2.2)
(316,566)	INFRATIL LTD REGISTERED SHS	(2,356)	89	(2.1)
(104,868)	SAGALIAM ACQUISITION CORP COM CL A	(2,263)	81	(2.1)
(114,747)	AMERIPRISE FINANCIAL INC	(2,066)	204	(1.9)
(68,900)	JMDC INC.	(2,065)	(17)	(1.9)
(490,258)	ENERGIX	(2,052)	(62)	(1.9)
(410,552)	ASHTEAD TECHNOLOGY HOLDINGS PLC REGISTERED SHS	(2,013)	101	(1.8)
(1,185,833)	HEXAGON COMPOSITES ASA REGISTERED SHS	(1,947)	658	(1.8)
(80,793)	PUMA SE INHABER	(1,800)	(255)	(1.6)
(429,164)	OCADO GROUP PLC REGISTERED SHS	(1,746)	481	(1.6)
(1,869,210)	AUTOSTORE HOLDINGS LTD REGISTERED SHS REG S	(1,714)	3	(1.6)
(220,793)	DOCMORRIS AG NAMEN	(1,687)	58	(1.5)
(616,333)	DOMINO'S PIZZA GROUP PLC REGISTERED SHS	(1,676)	28	(1.5)
(101,400)	YAHAGI CONSTRUCTION CO. LTD.	(1,569)	5	(1.4)
(18,100)	SHOCHIKU CO. LTD.	(1,544)	41	(1.4)
(26,500)	SWCC CORP.	(1,538)	136	(1.4)
(29,600)	RAKUTEN BANK LTD.	(1,526)	(125)	(1.4)
(27,894)	ERAMET SA ACT	(1,514)	(329)	(1.4)
(527,083)	AMERICAS GOLD AND SILVER CORPORATION REGISTERED SH	(1,506)	(457)	(1.4)
(67,000)	NOMURA MICRO SCI	(1,485)	(16)	(1.3)
(122,799)	ENERGY FUELS INC REGISTERED SHS	(1,465)	(418)	(1.3)
(121,900)	OSAKA SODA CO. LTD.	(1,458)	94	(1.3)
(69,994)	ASHTROM GROUP LTD REGISTERED SHS	(1,422)	(52)	(1.3)
(182,497)	SHAPIR ENGINEERING AND INDUSTRY LTD REGISTERED SHS	(1,420)	(73)	(1.3)
(380,151)	IDP EDUCATION LTD REGISTERED SHS	(1,336)	(355)	(1.2)
(10,244)	AEROPORTS DE PARIS ADP ACT	(1,322)	(28)	(1.2)
(54,200)	MUSASHI SEIMITSU INDUSTRY CO. LTD.	(1,311)	38	(1.2)
(4,608)	HALLADOR ENERGY CO	(1,311)	(75)	(1.2)
(18,281)	SEB SA	(1,309)	(29)	(1.2)
(20,500)	ZENSHO HOLDINGS CO LTD	(1,271)	(72)	(1.2)
(487,809)	IPH LTD	(1,268)	118	(1.2)
(283,672)	IPERIONX LIMITED REGISTERED SHS	(1,223)	(239)	(1.1)
(37,309)	ORSTED REGISTERED SHS	(1,187)	622	(1.1)
(64,500)	SOTETSU HOLDINGS INC.	(1,140)	(33)	(1.0)
(52,800)	NAMURA SHIPBUILD. CO. LTD.	(1,136)	(97)	(1.0)
(212,128)	ELDORADO GOLD CORP	(1,087)	44	(1.0)
(196,652)	SESA S.P.A. AZ NOM	(1,077)	(156)	(1.0)
(466,417)	OXFORD NANOPORE TECHNOLOGIES PLC REGISTERED SHS	(1,075)	121	(1.0)
(56,785)	XVIVO PERFUSION AB REGISTERED SHS	(1,069)	26	(1.0)
(87,000)	WEST HOLDINGS CORP.	(1,062)	(109)	(1.0)

Percentages are based on Net Assets of $3,685,607 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	No interest rate available.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

SEI Institutional International Trust	17

SCHEDULE OF INVESTMENTS

September 30, 2025

International Equity Fund (Concluded)

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	323,665	3,132,869	–	3,456,534
U.S. Treasury Obligation	–	88,100	–	88,100
Preferred Stock	–	11,431	–	11,431
Rights	–	–	8	8
Cash Equivalent	37,536	–	–	37,536
Total Investments in Securities	361,201	3,232,400	8	3,593,609

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	628	–	–	628
Unrealized Depreciation	(7)	–	–	(7)
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(1,956)	–	(1,956)
Total Other Financial Instruments	621	(1,956)	–	(1,335)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$61,716	$671,304	$(695,484)	$—	$—	$37,536	$1,642	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.5%

Brazil — 5.2%

Communication Services — 0.7%
Telefonica Brasil SA	699,300	$4,466
TIM SA/Brazil	1,437,700	6,339
		10,805

Consumer Discretionary — 0.9%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	499,900	2,882
Direcional Engenharia	117,000	356
Lojas Renner SA	917,979	2,582
MercadoLibre Inc *	715	1,671
Vibra Energia SA	1,402,888	6,491
		13,982

Consumer Staples — 0.8%
Natura Cosmeticos SA *	3,338,500	5,868
Raia Drogasil SA	1,779,900	6,136
Sendas Distribuidora S/A	821,800	1,458
		13,462

Energy — 0.4%
Petroleo Brasileiro SA	59,112	373
Petroleo Brasileiro SA ADR, Cl A	523,830	6,192
		6,565

Financials — 1.3%
Banco Bradesco SA ADR	1,345,246	4,547
Banco BTG Pactual SA	97,100	881
Itau Unibanco Holding SA ADR	1,622,777	11,911
Porto Seguro SA	54,728	511
StoneCo Ltd, Cl A *	128,642	2,432
		20,282

Health Care — 0.0%
Odontoprev	90,800	225

Industrials — 0.3%
Embraer SA ADR	38,259	2,313
WEG SA	334,600	2,292
		4,605

Information Technology — 0.2%
TOTVS SA	373,400	3,201

Materials — 0.2%
Vale SA	383,365	4,145

Utilities — 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	81,662	2,026
CPFL Energia SA	540,395	3,983
		6,009
Total Brazil		83,281
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Canada — 0.3%

Materials — 0.3%
Capstone Copper Corp *	243,960	$2,073
Pan American Silver Corp	82,015	3,176
		5,249
Total Canada		5,249

Chile — 0.9%

Consumer Discretionary — 0.1%
Falabella SA	284,969	1,689

Consumer Staples — 0.0%
Cencosud SA	65,000	185

Financials — 0.4%
Banco de Chile	41,484,612	6,298

Materials — 0.1%
Sociedad Quimica y Minera de Chile SA ADR *	27,724	1,192

Real Estate — 0.0%
Parque Arauco	233,300	591

Utilities — 0.3%
Colbun SA	10,787,214	1,705
Enel Americas	12,162,300	1,227
Enel Chile SA	14,838,900	1,148
Engie Energia Chile	643,040	930
		5,010
Total Chile		14,965

China — 26.7%

Communication Services — 6.2%
Baidu Inc ADR *	58,670	7,731
Giant Network Group, Cl A	40,100	255
Hello Group Inc ADR	202,446	1,502
iQIYI Inc ADR *	189,461	485
JOYY Inc ADR	28,065	1,645
NetEase Inc	611,868	18,588
Tencent Holdings Ltd	787,700	67,133
Tencent Music Entertainment Group ADR	68,900	1,608
Xinhua Winshare Publishing and Media, Cl H	108,200	149
		99,096

Consumer Discretionary — 8.7%
Alibaba Group Holding Ltd	3,001,500	67,139
BAIC Motor Corp Ltd, Cl H *	1,190,792	325
Bosideng International Holdings Ltd	1,139,946	680
BYD Co Ltd, Cl H	125,311	1,772
China Meidong Auto Holdings Ltd	7,076,000	1,828
Ecovacs Robotics, Cl A	171,600	2,598
Fuyao Glass Industry Group Co Ltd, Cl A	71,300	736

SEI Institutional International Trust	19

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fuyao Glass Industry Group Co Ltd, Cl H	145,500	$1,466
Geely Automobile Holdings Ltd	2,174,302	5,463
Haier Smart Home Co Ltd, Cl A	2,470,200	8,015
JD.com Inc ADR	192,146	6,721
JD.com Inc, Cl A	224,088	3,927
Meituan, Cl B *	501,768	6,704
Midea Group	97,800	1,032
Midea Group Co Ltd, Cl A	144,800	1,481
Nexteer Automotive Group	2,624,000	2,880
PDD Holdings Inc ADR *	39,872	5,270
Pop Mart International Group Ltd	156,679	5,368
TCL Electronics Holdings	999,557	1,345
Trip.com Group Ltd	67,017	5,083
Vipshop Holdings Ltd ADR	468,445	9,200
Zhejiang China Commodities City Group, Cl A	163,582	428
		139,461

Consumer Staples — 1.1%
China Resources Beer Holdings Co Ltd	482,000	1,696
Eastroc Beverage Group Co Ltd, Cl A	60,453	2,584
Foshan Haitian Flavouring & Food Co Ltd	459,300	1,967
Foshan Haitian Flavouring & Food Co Ltd, Cl A	1,126,460	6,183
Giant Biogene Holding Co ltd	40,161	291
JD Health International Inc *	125,750	1,071
Tingyi Cayman Islands Holding Corp	1,229,800	1,643
Want Want China Holdings Ltd	3,594,500	2,439
		17,874

Energy — 0.2%
PetroChina Co Ltd, Cl A	191,100	216
PetroChina Co Ltd, Cl H	2,501,800	2,269
		2,485

Financials — 3.6%
China CITIC Bank Corp Ltd, Cl H	1,519,300	1,305
China Construction Bank Corp, Cl H	1,626,279	1,560
China Everbright Bank Co Ltd, Cl H	373,618	156
China Life Insurance Co Ltd, Cl A	87,000	486
China Life Insurance Co Ltd, Cl H	2,156,389	6,108
China Pacific Insurance Group Co Ltd, Cl A	201,300	995
China Pacific Insurance Group Co Ltd, Cl H	495,541	1,969
China Reinsurance Group, Cl H	5,384,900	1,073
Far East Horizon Ltd	1,204,617	1,064
FinVolution Group ADR	155,524	1,146
Guotai Junan Securities Co Ltd, Cl A	24,100	64
Hithink RoyalFlush Information Network, Cl A	4,000	210
Industrial & Commercial Bank of China Ltd, Cl H	9,772,009	7,197
New China Life Insurance Co Ltd, Cl A	112,100	967
New China Life Insurance Co Ltd, Cl H	628,764	3,725
Orient Securities Co Ltd/China, Cl A	155,400	250
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
People's Insurance Co Group of China Ltd/ The, Cl A	577,200	$633
People's Insurance Co Group of China Ltd/ The, Cl H	7,798,167	6,823
PICC Property & Casualty Co Ltd, Cl H	3,326,038	7,505
Ping An Insurance Group Co of China Ltd, Cl H	1,657,572	11,279
Qifu Technology Inc ADR	45,263	1,303
Shenwan Hongyuan Group Co Ltd, Cl A	1,521,485	1,142
		56,960

Health Care — 1.0%
Beijing Tiantan Biological Products Corp Ltd, Cl A	140,060	375
Consun Pharmaceutical Group	440,611	966
Dong-E-E-Jiao Co Ltd, Cl E	26,500	176
Genertec Universal Medical Group	795,800	620
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	927,789	3,868
Hansoh Pharmaceutical Group Co Ltd	663,200	3,077
Jiangsu Hengrui Pharmaceuticals Co Ltd, Cl A	526,500	5,296
Jiangsu Yuyue Medical Equipment & Supply Co Ltd, Cl A	143,900	790
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	58,994	305
WuXi AppTec, Cl A	43,700	692
		16,165

Industrials — 2.8%
Airtac International Group	107,350	2,666
Centre Testing International Group Co Ltd, Cl A	3,446,200	6,244
China Communications Services Corp Ltd, Cl H	3,038,872	1,795
CITIC Ltd	1,844,609	2,702
Contemporary Amperex Technology Co Ltd, Cl A	236,300	13,401
COSCO SHIPPING Holdings Co Ltd, Cl A	783,800	1,581
COSCO SHIPPING Holdings Co Ltd, Cl H	1,059,857	1,648
COSCO SHIPPING Ports	460,100	336
Goneo Group Co Ltd, Cl A	43,107	271
Lonking Holdings Ltd	2,623,200	1,004
Ningbo Orient Wires & Cables, Cl A	100,300	998
Qingdao Port International Co Ltd, Cl H	921,800	854
Sany Heavy Industry, Cl A	182,400	596
Shanghai Industrial Holdings Ltd	577,444	1,015
Shenzhen Inovance Technology Co Ltd, Cl A	193,800	2,290
Shenzhen International Holdings Ltd	20,929	21
Sinopec Engineering Group Co Ltd, Cl H	1,164,519	1,011
Xinjiang Goldwind Science & Technology Co Ltd, Cl H	768,200	1,383
Yangzijiang Shipbuilding Holdings Ltd	674,416	1,766
Yutong Bus Co Ltd, Cl A	176,700	676

20	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zoomlion Heavy Industry Science and Technology Co Ltd	1,904,800	$1,782
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl A	364,419	411
		44,451

Information Technology — 1.6%
AAC Technologies Holdings Inc	246,078	1,445
Anker Innovations Technology, Cl A	34,100	585
Avary Holding Shenzhen, Cl A	45,200	357
Cambricon Technologies, Cl A *	1,000	187
China Railway Signal & Communication Corp Ltd, Cl H	992,489	445
Eoptolink Technology, Cl A	7,800	403
GDS Holdings, Cl A *	465,400	2,273
NAURA Technology Group Co Ltd, Cl A	14,600	930
Rockchip Electronics, Cl A	8,800	280
Shengyi Technology, Cl A	100,700	768
Shennan Circuits, Cl A	13,800	422
WUS Printed Circuit Kunshan Co Ltd, Cl A	117,600	1,220
Xiaomi Corp, Cl B *	2,052,101	14,265
Xinyi Solar Holdings Ltd	3,144,000	1,388
Zhongji Innolight, Cl A	8,000	457
		25,425

Materials — 0.8%
Anhui Conch Cement Co Ltd, Cl H	627,684	1,891
China Hongqiao Group Ltd	1,190,743	4,034
China XLX Fertiliser	443,600	452
CMOC Group Ltd, Cl A	134,200	297
Fufeng Group Ltd	2,158,547	2,426
Shanghai Putailai New Energy Technology, Cl A	663,990	2,891
Shanjin International Gold, Cl A	56,600	182
Yunnan Yuntianhua Co Ltd, Cl A	133,200	502
Zangge Mining, Cl A	32,900	270
Zhongjin Gold Corp Ltd, Cl A	100,500	309
		13,254

Real Estate — 0.6%
China Overseas Land & Investment Ltd	621,500	1,145
China Resources Land Ltd	1,874,800	7,308
Seazen Group Ltd *	1,439,954	473
		8,926

Utilities — 0.1%
China Longyuan Power Group Corp Ltd, Cl H	531,143	567
Kunlun Energy Co Ltd	704,000	629
		1,196
Total China		425,293

Colombia — 0.2%

Financials — 0.2%
Grupo Cibest SA ADR	24,854	1,291
Grupo Cibest SA	72,500	1,120
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grupo de Inversiones Suramericana SA	17,400	$194
		2,605
Total Colombia		2,605

Egypt — 0.5%

Consumer Staples — 0.1%
Eastern Co SAE	936,300	833

Financials — 0.4%
Commercial International Bank - Egypt (CIB)	3,208,435	6,773
Egyptian Financial Group-Hermes Holding *	362,391	203
		6,976
Total Egypt		7,809

Greece — 1.2%

Communication Services — 0.1%
Hellenic Telecommunications Organization SA	109,790	2,081

Consumer Discretionary — 0.4%
JUMBO SA	116,358	3,995
OPAP SA	103,787	2,422
		6,417

Financials — 0.7%
Alpha Bank SA	682,598	2,905
Eurobank Ergasias Services and Holdings SA	1,933,056	7,484
National Bank of Greece SA	19,409	283
		10,672
Total Greece		19,170

Hong Kong — 1.4%
Consumer Staples — 0.3%
Chaoda Modern Agriculture Holdings *	102,809	4
WH Group Ltd	4,400,707	4,767
		4,771

Financials — 0.8%
AIA Group Ltd	948,800	9,095
Hong Kong Exchanges & Clearing Ltd	78,500	4,457
		13,552

Health Care — 0.3%
Sino Biopharmaceutical Ltd	3,871,105	4,036

Industrials — 0.0%
Orient Overseas International Ltd	45,400	736

Information Technology — 0.0%

China High Precision Automation Group Ltd *(A)	1,385,624	73
Total Hong Kong		23,168

SEI Institutional International Trust	21

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Hungary — 1.6%

Communication Services — 0.2%
Magyar Telekom Telecommunications PLC	604,129	$3,233

Energy — 0.3%
MOL Hungarian Oil & Gas PLC	563,626	4,589

Financials — 1.1%
OTP Bank Nyrt	200,490	17,377

Health Care — 0.0%
Richter Gedeon Nyrt	33,448	1,020
Total Hungary		26,219

India — 11.4%

Communication Services — 0.3%
Bharti Airtel Ltd	100,913	2,134
Indus Towers Ltd *	301,876	1,166
Info Edge India	126,519	1,866
		5,166

Consumer Discretionary — 1.5%
Cartrade Tech Ltd *	55,480	1,531
Dixon Technologies India	11,620	2,136
Hero MotoCorp Ltd	10,695	659
Mahindra & Mahindra Ltd	17,875	690
Mahindra & Mahindra Ltd GDR	181,997	6,989
Maruti Suzuki India Ltd	43,311	7,823
Tube Investments of India Ltd	42,928	1,498
Vishal Mega Mart Ltd *	1,304,217	2,189
		23,515

Consumer Staples — 0.7%
Britannia Industries Ltd	39,826	2,687
Gillette India Ltd	3,684	393
Marico Ltd	921,159	7,240
		10,320

Energy — 1.9%
Bharat Petroleum Corp Ltd	1,906,450	7,302
Great Eastern Shipping Co Ltd/The	137,539	1,540
Hindustan Petroleum Corp Ltd	380,913	1,906
Indian Oil Corp Ltd	1,100,100	1,858
Oil & Natural Gas Corp Ltd	3,180,468	8,573
Petronet LNG Ltd	1,444,429	4,537
Reliance Industries Ltd	278,329	4,275
		29,991

Financials — 3.8%
Aditya Birla Sun Life Asset Management	40,600	362
Bank of Baroda	817,000	2,379
Canara Bank	2,494,751	3,476
General Insurance Corp of India	281,395	1,169
HDFC Asset Management Co Ltd	42,500	2,648
HDFC Bank Ltd ADR	479,418	16,377
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HDFC Bank Ltd	350,614	$3,757
ICICI Bank Ltd ADR	484,282	14,640
ICICI Bank Ltd	140,059	2,123
Karur Vysya Bank	328,940	780
L&T Finance Ltd	515,550	1,447
LIC Housing Finance Ltd	295,047	1,876
Life Insurance Corp of India	17,800	180
Manappuram Finance Ltd	169,256	536
Muthoot Finance Ltd	171,805	5,941
Nuvama Wealth Management Ltd	100	7
REC Ltd	325,532	1,366
Sammaan Capital Ltd *	334,700	607
SBI Cards & Payment Services Ltd	94,700	935
Shriram Finance	9,771	68
Union Bank of India	406,200	633
		61,307

Health Care — 0.6%
Apollo Hospitals Enterprise Ltd	35,501	2,964
Dr Reddy's Laboratories Ltd ADR	486,322	6,799
		9,763

Industrials — 0.3%
Ashok Leyland Ltd	2,368,267	3,809
eClerx Services Ltd	8,500	385
Polycab India	11,900	976
		5,170

Information Technology — 1.0%
Infosys Ltd	96,754	1,574
Infosys Ltd ADR	540,646	8,796
Netweb Technologies India	44,015	1,811
Tata Consultancy Services Ltd	116,471	3,791
		15,972

Materials — 1.1%
Castrol India	407,932	918
Chambal Fertilisers and Chemicals Ltd	217,400	1,250
Coromandel International Ltd	156,750	3,971
EID Parry India *	30,201	349
GHCL Ltd	44,143	301
Hindalco Industries Ltd	150,706	1,293
JK Cement	7,100	504
National Aluminium Co Ltd	1,144,800	2,758
NMDC Ltd	1,880,309	1,617
Sudarshan Chemical Industries	15,100	227
Vedanta Ltd	634,197	3,329
Welspun	18,500	179
		16,696

Real Estate — 0.1%
Mindspace Business Parks REIT ‡	73,200	375
Phoenix Mills Ltd/The	65,376	1,144
		1,519

22	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Utilities — 0.1%
Mahanagar Gas Ltd	63,400	$926
Power Grid Corp of India Ltd	247,614	781
PTC India	79,400	149
		1,856
Total India		181,275

Indonesia — 1.6%

Consumer Staples — 0.2%
Indofood Sukses Makmur Tbk PT	6,220,114	2,699
Japfa Comfeed Indonesia	3,048,000	359
		3,058

Financials — 0.9%
Bank Central Asia Tbk PT	16,987,300	7,780
Bank Rakyat Indonesia Persero Tbk PT	31,523,128	7,388
		15,168

Health Care — 0.2%
Kalbe Farma Tbk PT	39,908,600	2,714

Industrials — 0.2%
Astra International Tbk PT	8,068,245	2,798

Utilities — 0.1%
Perusahaan Gas Negara Tbk PT	11,888,000	1,206
Total Indonesia		24,944

Japan — 0.2%
Consumer Staples — 0.2%
Unicharm Corp	609,000	3,955

Kuwait — 0.1%
Communication Services — 0.1%
Mobile Telecommunications Co KSCP	534,931	902

Consumer Discretionary — 0.0%
Humansoft Holding Co KSC	95,900	780
Total Kuwait		1,682

Luxembourg — 0.2%
Consumer Staples — 0.2%
ZABKA GROUP SA *	379,957	2,461

Macao — 0.2%

Consumer Discretionary — 0.2%
MGM China Holdings Ltd	1,257,200	2,681

Malaysia — 0.4%

Consumer Staples — 0.0%
United Plantations	87,250	477

Financials — 0.2%
Public Bank Bhd	3,516,600	3,623
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Industrials — 0.1%
My EG Services Bhd	6,141,689	$1,243

Real Estate — 0.1%
IGB Real Estate Investment Trust ‡	1,128,700	746
SP Setia Group	443,222	108
Sunway Real Estate Investment Trust ‡	688,600	344
		1,198
Total Malaysia		6,541

Mexico — 2.1%

Consumer Staples — 0.7%
Fomento Economico Mexicano SAB de CV ADR	14,836	1,463
Fomento Economico Mexicano SAB de CV	1,023,500	10,075
		11,538

Financials — 1.2%
Banco del Bajio SA	1,159,133	2,919
Gentera SAB de CV	480,500	1,249
Grupo Financiero Banorte SAB de CV, Cl O	1,312,628	13,170
Regional SAB de CV	243,700	2,186
		19,524

Health Care — 0.0%
Genomma Lab Internacional SAB de CV, Cl B	146,257	153

Materials — 0.1%
Cemex SAB de CV ADR	138,004	1,241

Real Estate — 0.1%
FIBRA Macquarie Mexico ‡	276,000	474
Total Mexico		32,930

Netherlands — 0.1%

Energy — 0.1%
SBM Offshore NV	48,608	1,245

Peru — 0.1%

Financials — 0.1%
Intercorp Financial Services	23,200	936

Philippines — 0.8%

Communication Services — 0.0%
Converge Information and Communications Technology Solutions	2,641,200	568

Consumer Staples — 0.2%
Century Pacific Food	3,444,400	2,228
Puregold Price Club Inc	1,276,400	921
		3,149
Financials — 0.3%
BDO Unibank Inc	634,234	1,448

SEI Institutional International Trust	23

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Metropolitan Bank & Trust Co	2,016,379	$2,357
		3,805

Industrials — 0.3%
Alliance Global Group Inc	2,047,705	267
GT Capital Holdings Inc	89,032	881
International Container Terminal Services Inc	365,328	2,963
LT Group	762,700	200
		4,311

Utilities — 0.0%
Manila Electric Co	39,760	362
Total Philippines		12,195

Poland — 0.6%

Communication Services — 0.1%
CD Projekt SA	15,741	1,176

Energy — 0.0%
ORLEN SA	29,300	699

Financials — 0.2%
Alior Bank	56,690	1,608
Powszechny Zaklad Ubezpieczen SA	75,406	1,131
		2,739

Materials — 0.1%
KGHM Polska Miedz SA *	44,500	1,966

Utilities — 0.2%
Enea SA	358,520	1,746
PGE Polska Grupa Energetyczna SA *	619,300	1,835
		3,581
Total Poland		10,161

Portugal — 0.4%

Consumer Staples — 0.3%
Jeronimo Martins SGPS SA	186,888	4,553

Energy — 0.1%
Galp Energia SGPS SA, Cl B	104,803	1,988
Total Portugal		6,541

Qatar — 0.3%

Communication Services — 0.3%
Ooredoo QPSC	1,127,078	4,232

Real Estate — 0.0%
Barwa Real Estate Co	1,394,300	1,023
Total Qatar		5,255

Russia — 0.0%

Communication Services — 0.0%
Mobile TeleSystems PJSC *(A)	1,398,028	–
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Energy — 0.0%
Gazprom PJSC *(A)	279,264	$–
Gazprom PJSC ADR *(A)	35,029	–
LUKOIL PJSC *(A)	109,206	–
Rosneft Oil Co PJSC *(A)	230,389	–
Surgutneftegas PJSC ADR *(A)	501,658	–
		–

Financials — 0.0%
Sberbank of Russia PJSC *(A)	417,388	–
Sberbank of Russia PJSC ADR *(A)	58,444	–
		–

Materials — 0.0%
Alrosa PJSC *(A)	605,728	–
Total Russia		–

Saudi Arabia — 1.2%

Communication Services — 0.3%
Etihad Etisalat Co	316,027	5,696

Consumer Staples — 0.0%
Nahdi Medical	100	3

Energy — 0.3%
Saudi Arabian Oil Co	799,182	5,247

Financials — 0.1%
Banque Saudi Fransi	221,937	1,056

Health Care — 0.2%
National Medical Care Co	63,527	2,982

Information Technology — 0.1%
Arabian Internet & Communications Services	20,325	1,396

Materials — 0.1%
SABIC Agri-Nutrients Co	44,856	1,427

Real Estate — 0.1%
Arabian Centres Co	169,169	1,022
Total Saudi Arabia		18,829

Singapore — 0.2%

Consumer Discretionary — 0.2%
Sea Ltd ADR *	12,824	2,292

Financials — 0.0%
Yangzijiang Financial Holding Ltd	649,709	605
Total Singapore		2,897

South Africa — 4.4%

Communication Services — 0.3%
Telkom SA SOC Ltd	374,500	1,114

24	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vodacom Group Ltd	432,600	$3,346
		4,460

Consumer Discretionary — 1.7%
Mr Price Group Ltd	20,930	247
Naspers Ltd, Cl N	71,589	26,040
Pepkor Holdings Ltd	617,300	870
Truworths International Ltd	15,414	49
		27,206

Consumer Staples — 0.7%
AVI Ltd	1,081,567	6,202
Clicks Group Ltd	111,780	2,282
Tiger Brands Ltd	101,366	1,814
		10,298

Financials — 0.9%
Absa Group Ltd	485,362	5,099
Capitec Bank Holdings Ltd	21,346	4,312
Discovery Ltd	107,435	1,228
Momentum Group Ltd	201,245	383
Nedbank Group Ltd	157,433	1,948
Sanlam Ltd	420,838	2,039
		15,009

Health Care — 0.0%
Netcare Ltd	456,600	376

Information Technology — 0.0%
DataTec Ltd	206,835	720

Materials — 0.6%
Anglo American	52,247	1,965
Gold Fields Ltd	10,700	448
Harmony Gold Mining Co Ltd	83,700	1,514
Impala Platinum Holdings Ltd	280,249	3,578
Kumba Iron Ore Ltd	66,911	1,260
Omnia Holdings Ltd	223,958	930
		9,695

Real Estate — 0.2%
Hyprop Investments Ltd ‡	166,327	451
Redefine Properties Ltd ‡	1,442,339	416
Resilient REIT Ltd ‡	346,279	1,287
Vukile Property Fund Ltd ‡	720,729	868
		3,022
Total South Africa		70,786

South Korea — 11.3%

Communication Services — 0.4%
Krafton Inc *	5,201	1,086
KT Corp ADR	123,525	2,408
LG Uplus Corp	291,440	3,188
		6,682
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Consumer Discretionary — 2.0%
Coway Co Ltd	69,162	$4,854
DoubleUGames Co Ltd	4,400	163
Hankook Tire & Technology Co Ltd	101,330	2,770
Hyundai Department Store Co Ltd	13,788	870
Hyundai Mobis Co Ltd	18,757	3,991
Kia Corp	204,884	14,706
LG Electronics Inc	69,523	3,750
Youngone Corp	22,695	1,049
		32,153

Consumer Staples — 0.3%
Cosmax Inc	8,549	1,308
KT&G Corp	19,401	1,848
Orion Corp/Republic of Korea	15,500	1,145
		4,301

Financials — 2.2%
BNK Financial Group Inc	90,900	946
Hana Financial Group Inc	241,511	15,016
Hyundai Marine & Fire Insurance Co Ltd *	16,527	332
Industrial Bank of Korea	220,382	3,058
JB Financial Group Co Ltd	24,600	403
KB Financial Group Inc	19,411	1,602
Korea Investment Holdings Co Ltd	7,554	781
Korean Reinsurance	32,000	249
Samsung Fire & Marine Insurance Co Ltd	4,796	1,544
Shinhan Financial Group Co Ltd	111,500	5,622
Woori Financial Group Inc	312,483	5,787
		35,340

Health Care — 0.0%
PharmaResearch	1,400	602

Industrials — 1.9%
DL E&C	30,200	904
GS Holdings Corp	46,226	1,515
HD Korea Shipbuilding & Offshore Engineering Co Ltd	4,268	1,250
HDC Hyundai Development Co-Engineering & Construction, Cl E	12,700	184
Hyundai Glovis Co Ltd	31,409	3,705
Hyundai Rotem Co Ltd	31,595	4,939
LG International	9,414	215
S-1, Cl 1	4,100	246
Samsung E&A Co Ltd	110,100	2,105
Samsung Heavy Industries *	158,324	2,473
SK Holdings Co Ltd	17,270	2,586
SK Square Co Ltd *	70,203	10,112
		30,234

Information Technology — 4.2%
DB HiTek Co Ltd	10,900	442
HPSP Co Ltd	60,628	1,460
Samsung Electronics Co Ltd	791,439	47,447

SEI Institutional International Trust	25

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SK Hynix Inc	71,264	$17,666
		67,015

Materials — 0.3%
Hyundai Steel Co	18,400	445
LG Chem Ltd	19,154	3,803
		4,248
Total South Korea		180,575

Taiwan — 16.2%

Communication Services — 0.3%
Chunghwa Telecom Co Ltd	976,941	4,276

Consumer Discretionary — 0.0%
Fusheng Precision Co Ltd	80,035	687
Nien Made Enterprise Co Ltd	10,786	151
		838

Consumer Staples — 0.7%
Uni-President Enterprises Corp	4,598,655	11,857

Financials — 0.5%
Cathay Financial Holding Co Ltd	364,180	787
CTBC Financial Holding Co Ltd	4,731,000	6,672
		7,459

Health Care — 0.1%
Lotus Pharmaceutical Co Ltd *	111,000	945

Industrials — 0.6%
Acter Group Corp Ltd	49,347	1,261
China Airlines	1,612,300	1,107
CyberPower Systems	41,672	287
Eva Airways Corp	3,577,834	4,487
Evergreen Aviation Technologies	92,000	490
Evergreen Marine Corp Taiwan Ltd	196,537	1,158
Voltronic Power Technology Corp	48,770	1,489
		10,279

Information Technology — 14.0%
Accton Technology Corp	116,300	4,022
Advantech Co Ltd	686,068	7,221
Alchip Technologies Ltd	8,000	919
Arcadyan Technology Corp	22,000	159
Ardentec	143,800	403
Asia Vital Components Co Ltd	28,000	911
Asustek Computer Inc	345,000	7,622
AURAS Technology	32,000	889
Catcher Technology Co Ltd	480,467	2,883
Chroma ATE Inc	76,000	1,450
Delta Electronics Inc	482,281	13,586
Elite Material Co Ltd	29,610	1,198
Ennoconn	35,700	346
King Slide Works	32,900	3,573
Largan Precision Co Ltd	58,638	4,538
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lite-On Technology Corp	36,200	$206
Macronix International Co Ltd *	968,000	799
MediaTek Inc	266,523	11,559
Nan Ya Printed Circuit Board Corp	328,000	2,449
Nanya Technology Corp *	545,000	1,314
Pixart Imaging	1,091	9
Posiflex Technology	16,100	122
Realtek Semiconductor Corp	150,524	2,725
Taiwan Semiconductor Manufacturing Co Ltd	2,956,074	128,405
Taiwan Semiconductor Manufacturing Co Ltd ADR	75,928	21,206
Tripod Technology Corp	74,600	738
Universal Microwave Technology Inc	95,000	1,402
Wiwynn Corp	8,000	877
Zhen Ding Technology Holding Ltd	372,100	2,035
		223,566
Total Taiwan		259,220

Thailand — 1.4%

Communication Services — 0.2%
Advanced Info Service PCL NVDR	328,000	2,947

Consumer Discretionary — 0.0%
Com7 PCL NVDR	372,600	296

Energy — 0.3%
PTT Exploration & Production PCL NVDR	1,469,760	5,234

Financials — 0.7%
Kasikornbank PCL NVDR	1,774,200	9,177
Krung Thai Bank PCL NVDR	2,236,430	1,711
		10,888

Health Care — 0.1%
Bumrungrad Hospital PCL NVDR	297,100	1,607

Real Estate — 0.1%
CPN Retail Growth Leasehold REIT ‡	433,900	155
Sansiri NVDR	4,255,100	192
Supalai PCL NVDR	456,038	256
		603

Utilities — 0.0%
Electricity Generating PCL NVDR	161,961	572
Total Thailand		22,147

Turkey — 0.7%

Communication Services — 0.0%
Turkcell Iletisim Hizmetleri AS	144,406	340

Energy — 0.0%
Turkiye Petrol Rafinerileri AS	91,000	409

26	SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Financials — 0.5%
Akbank TAS	338,512	$512
Haci Omer Sabanci Holding AS	1,397,957	2,924
Turkiye Garanti Bankasi AS	381,148	1,285
Turkiye Is Bankasi AS, Cl C	3,217,040	1,097
Yapi ve Kredi Bankasi AS *	1,732,626	1,417
		7,235

Industrials — 0.1%
Turk Hava Yollari AO	298,871	2,266

Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS ‡	2,846,911	1,363
Total Turkey		11,613

United Arab Emirates — 2.1%

Consumer Discretionary — 0.0%
Talabat Holding PLC	629,607	192

Financials — 0.6%
Abu Dhabi Commercial Bank PJSC	186,887	743
Abu Dhabi Islamic Bank PJSC	298,800	1,774
Dubai Islamic Bank PJSC	587,623	1,532
Emirates NBD Bank PJSC	759,854	5,027
		9,076

Industrials — 0.1%
Air Arabia PJSC	1,868,950	1,912

Real Estate — 1.4%
Aldar Properties PJSC	895,043	2,312
Emaar Development PJSC	801,914	2,939
Emaar Properties PJSC	4,655,362	16,551
		21,802
Total United Arab Emirates		32,982

United Kingdom — 0.8%

Consumer Staples — 0.6%
Unilever PLC	160,696	9,508

Energy — 0.1%
Metlen Energy & Metals *	29,753	1,655

Materials — 0.1%
Anglogold Ashanti	28,686	2,018
Total United Kingdom		13,181

United States — 0.3%

Information Technology — 0.2%
EPAM Systems Inc *	22,375	3,374
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Materials — 0.1%
Titan Cement International SA	17,899	$734
Total United States		4,108

Vietnam — 0.4%

Real Estate — 0.4%
Vinhomes JSC *	1,620,100	6,322

Total Common Stock
(Cost $1,098,445) ($ Thousands)		1,523,221

PREFERRED STOCK — 2.2%

Brazil — 1.2%

Energy — 0.3%
Petroleo Brasileiro SA(B)	921,037	5,422

Financials — 0.8%
Banco Bradesco SA (B)	1,903,200	6,333
Itausa SA(B)	2,657,694	5,754
		12,087

Materials — 0.1%
Bradespar SA(B)	264,763	841

Preferred Stock — 0.0%
Metalurgica Gerdau SA, Cl A(B)	216,900	386
Total Brazil		18,736

Colombia — 0.1%

Financials — 0.1%
Grupo Cibest SA(B)	156,000	2,034

South Korea — 0.9%

Consumer Discretionary — 0.3%
Hyundai Motor Co (B)	42,206	4,959
LG Electronics Inc(B)	36,776	960
		5,919

Information Technology — 0.5%
Samsung Electronics Co Ltd(B)	172,206	8,173

Materials — 0.1%
LG Chem Ltd(B)	11,805	1,166
Total South Korea		15,258

Total Preferred Stock
(Cost $35,115) ($ Thousands)		36,028
	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997 1.641%, 03/31/2174 (C)(D)	BRL	8	–
Total Debenture Bond
(Cost $—) ($ Thousands)			–

SEI Institutional International Trust	27

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	21,556,795	$21,557
Total Cash Equivalent
(Cost $21,557) ($ Thousands)		21,557
Total Investments in Securities — 99.1%
(Cost $1,155,117) ($ Thousands)		$1,580,806

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets	271	Dec-2025	$18,339	$18,424	$85

Percentages are based on Net Assets of $1,595,440 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	No interest rate available.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Perpetual security with no stated maturity date.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)		Level 3 ($)(1)	Total ($)
Common Stock	209,435	1,313,713		73	1,523,221
Preferred Stock	9,119	26,909		–	36,028
Debenture Bond	–	–	^	–	–	^
Cash Equivalent	21,557	–		–	21,557
Total Investments in Securities	240,111	1,340,622		73	1,580,806

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	85	–	–	85
Total Other Financial Instruments	85	–	–	85

^	This category includes securities with a value of $0.
*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$15,496	$305,972	$(299,911)	$—	$—	$21,557	$592	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

28	SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2025

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 90.6%

Australia — 3.2%
Amcor UK Finance
3.950%, 05/29/2032	EUR	650	$777
Australia Government Bond
4.500%, 04/21/2033	AUD	929	633
4.250%, 03/21/2036		491	323
3.500%, 12/21/2034		796	498
3.000%, 03/21/2047		627	312
2.750%, 05/21/2041		1,591	832
2.500%, 05/21/2030		3,260	2,052
2.250%, 05/21/2028		2,675	1,717
1.750%, 06/21/2051		3,447	1,217
NBN MTN
4.375%, 03/15/2033	EUR	380	479
New South Wales Treasury
4.750%, 02/20/2035	AUD	878	579
2.000%, 03/08/2033		1,010	563
Queensland Treasury
3.250%, 05/21/2035(A)	EUR	195	229
South Australian Government Financing Authority
4.750%, 05/24/2038	AUD	1,002	635
Treasury Corp of Victoria MTN
2.000%, 11/20/2037		2,435	1,142
			11,988
Austria — 1.3%
Mondi Finance
3.750%, 05/18/2033	EUR	200	236
Republic of Austria Government Bond
4.150%, 03/15/2037(A)		645	827
3.450%, 10/20/2030(A)		283	347
3.200%, 07/15/2039		392	454
3.150%, 06/20/2044(A)		1,004	1,122
2.950%, 02/20/2035(A)		499	584
1.850%, 05/23/2049(A)		497	423
0.250%, 10/20/2036(A)		544	467
0.000%, 10/20/2040(A)(B)		497	351
			4,811

Belgium — 1.5%
Anheuser-Busch InBev MTN
3.950%, 03/22/2044		320	364
FLUVIUS System Operator MTN
3.875%, 05/02/2034		400	480
Kingdom of Belgium Government Bond
4.250%, 03/28/2041(A)		30	37
3.750%, 06/22/2045		378	435
3.500%, 06/22/2055(A)		406	421
3.450%, 06/22/2043(A)		288	321
3.100%, 06/22/2035(A)		1,610	1,867
3.000%, 06/22/2034(A)		575	670
2.850%, 10/22/2034(A)		34	39
2.700%, 10/22/2029(A)		271	321

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.600%, 10/22/2030(A)	EUR	460	$540
1.600%, 06/22/2047(A)		41	32
Syensqo
4.000%, 05/28/2035		200	237
			5,764
Brazil — 0.1%
Nexa Resources
6.750%, 04/09/2034(A)		$200	212
Raizen Fuels Finance
6.450%, 03/05/2034(A)		200	194
			406
Canada — 5.3%
Alimentation Couche-Tard
4.011%, 02/12/2036	EUR	234	277
Canada Government International Bond
4.625%, 04/30/2029		$270	278
Canada Housing Trust No. 1
2.100%, 09/15/2029(A)	CAD	1,225	860
Canadian Government Bond
4.000%, 06/01/2041		523	402
3.250%, 06/01/2035		578	418
3.000%, 06/01/2034		598	427
2.750%, 03/01/2030		2,126	1,532
2.750%, 06/01/2033		188	133
2.500%, 12/01/2032		961	670
2.250%, 06/01/2029		3,307	2,348
2.000%, 12/01/2051		1,579	825
1.750%, 12/01/2053(C)		737	355
1.500%, 06/01/2026		1,433	1,024
1.250%, 03/01/2027		1,274	900
Canadian Imperial Bank of Commerce
4.508%, SOFRRATE + 0.930%, 09/11/2027 (D)		$355	356
CDP Financial
1.125%, 04/06/2027(A)	EUR	559	646
CPPIB Capital MTN
5.200%, 03/04/2034	AUD	274	187
0.250%, 04/06/2027	EUR	857	978
Gildan Activewear
4.700%, 10/07/2030(A)		$290	290
OMERS Finance Trust (A)
5.500%, 11/15/2033		284	304
4.000%, 04/20/2028		250	251
3.125%, 01/25/2029	EUR	250	299
Ontario Teachers’ Finance Trust MTN
0.100%, 05/19/2028		143	158
Province of Alberta Canada
3.375%, 04/02/2035		100	118
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	1,199
Province of British Columbia Canada MTN
5.250%, 05/23/2034	AUD	380	256

SEI Institutional International Trust	29

SCHEDULE OF INVESTMENTS

September 30, 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Province of Manitoba Canada MTN
4.850%, 08/28/2034	AUD	119	$78
Province of Ontario Canada
4.700%, 06/02/2037	CAD	570	440
4.650%, 06/02/2041		540	407
2.900%, 12/02/2046		1,419	808
2.800%, 06/02/2048		1,540	850
Province of Quebec Canada
6.250%, 06/01/2032		720	609
3.500%, 12/01/2048		635	392
Province of Quebec Canada MTN
5.250%, 05/02/2034	AUD	752	507
PSP Capital
5.250%, 02/27/2035		373	251
3.250%, 07/02/2034(A)	EUR	250	294
			20,127
Chile — 0.1%
Nacional del Cobre de Chile
5.950%, 01/08/2034(A)		$295	310
China — 10.4%
Bank of China MTN
3.200%, 10/18/2025	CNY	42,100	5,917
China Development Bank
4.300%, 08/02/2032		4,000	640
China Development Bank MTN
2.600%, 04/23/2029		7,510	1,083
China Government Bond
3.810%, 09/14/2050		12,450	2,247
3.120%, 10/25/2052		24,050	3,945
2.850%, 06/04/2027		20,810	2,995
2.600%, 09/15/2030		20,620	3,025
2.550%, 10/15/2028		34,750	5,032
2.350%, 02/25/2034		26,550	3,877
2.110%, 08/25/2034		4,620	663
1.910%, 07/15/2029		6,970	991
1.850%, 05/15/2027		14,740	2,084
1.740%, 10/15/2029		2,240	317
CNPC Global Capital
2.600%, 01/25/2026		11,940	1,681
Industrial & Commercial Bank of China MTN
3.200%, 10/25/2025		34,000	4,780
			39,277
Colombia — 2.0%
Colombian TES
13.250%, 02/09/2033	COP	3,671,000	1,013
7.750% 09/18/2030		1,622,900	366
7.000%, 03/26/2031		8,743,000	1,857
6.000%, 04/28/2028		17,520,500	4,095
5.750%, 11/03/2027		760,200	182
			7,513

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Czech Republic — 0.2%
Czech Republic Government Bond
3.500%, 05/30/2035	CZK	1,290	$57
1.950%, 07/30/2037		1,330	49
1.500%, 04/24/2040		2,920	93
1.200%, 03/13/2031		9,080	376
			575
Denmark — 0.1%
Denmark Government Bond
4.500%, 11/15/2039	DKK	1,533	292
Finland — 0.1%
Finland Government Bond (A)
3.000%, 09/15/2035	EUR	287	335
2.950%, 04/15/2055		130	131
			466
France — 4.3%
Banque Federative du Credit Mutuel
3.875%, EUSA5 + 2.200%, 06/16/2032 (D)		300	358
Banque Federative du Credit Mutuel MTN
3.750%, 02/03/2034		300	358
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/2030 (A)(D)		$390	400
BNP Paribas MTN
4.750%, EUR003M + 1.600%, 11/13/2032 (D)	EUR	300	378
BPCE
2.125%, EUSA5 + 2.050%, 10/13/2046 (D)		1,400	1,484
1.000%, 01/20/2026(A)		$950	940
BPCE MTN
4.125%, EUR003M + 1.450%, 03/08/2033 (D)	EUR	1,100	1,331
Credit Agricole MTN
6.500%, EUAMDB05 + 4.207% (D)(E)		400	497
Credit Agricole Assurances
4.750%, 09/27/2048(D)		200	245
Electricite de France MTN
7.500%, EUSA5 + 4.860% (D)(E)		600	774
5.875%, BPISDS15 + 3.323% (D)(E)	GBP	400	532
4.625%, 01/25/2043	EUR	900	1,049
Engie MTN
4.500%, 09/06/2042		300	358
French Republic Government Bond OAT (A)
3.600%, 05/25/2042		1,439	1,610
3.250%, 05/25/2055		1,268	1,221
2.750%, 02/25/2029		719	853
2.750%, 02/25/2030		269	317
2.500%, 09/24/2026		112	132
2.500%, 09/24/2027		2,027	2,397

30	SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Indigo Group SAS
4.500%, 04/18/2030	EUR	300	$371
Ubisoft Entertainment
0.878%, 11/24/2027		500	547
			16,152
Germany — 8.6%
Bayer
7.000%, EUSA5 + 3.896%, 09/25/2083 (D)		400	516
Bundesobligation
2.500%, 10/11/2029		8,076	9,595
0.000%, 10/09/2026(B)		3,673	4,231
Bundesrepublik Deutschland Bundesanleihe
4.000%, 01/04/2037		864	1,132
2.600%, 05/15/2041		77	85
2.500%, 02/15/2035		952	1,103
2.500%, 07/04/2044		1,249	1,335
2.200%, 02/15/2034		2,417	2,756
0.250%, 08/15/2028		620	692
0.000%, 02/15/2030(B)		530	566
0.000%, 08/15/2030(B)		3,326	3,505
0.000%, 05/15/2035(B)		700	636
0.000%, 08/15/2052(B)		546	272

Bundesrepublik Deutschland Bundesanleihe, Ser 03
4.750%, 07/04/2034		210	288
Commerzbank
6.500%(D)(E)		400	503
Commerzbank MTN
7.875%, EUAMDB05 + 5.129% (D)(E)		200	265
Deutsche Bank
5.000%, EUR003M + 2.950%,
09/05/2030 (D)		300	376
Deutsche Bank MTN
1.750%, 11/19/2030(D)		900	999
Eurogrid GmbH
4.056%, 05/28/2037		200	239
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	207,000	1,545
Mercedes-Benz Finance North America
5.375%, 11/26/2025(A)		$290	291
Sartorius Finance BV
4.875%, 09/14/2035	EUR	200	251
Siemens Financieringsmaatschappij
3.375%, 02/22/2037		200	232
Volkswagen International Finance
3.875%(D)(E)		200	230
Wintershall Dea Finance 2 BV
3.000%(D)(E)		500	566
			32,209

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Greece — 0.1%
Hellenic Republic Government Bond
3.625%, 06/15/2035(A)	EUR	344	$412
Hungary — 0.1%
Hungary Government Bond
7.000%, 10/24/2035	HUF	25,180	77
4.750%, 11/24/2032		18,630	50
4.500%, 03/23/2028		115,200	333
3.000%, 10/27/2038		4,830	10
2.000%, 05/23/2029		3,270	8
			478
Iceland — 0.3%
Iceland Rikisbref
6.500%, 01/24/2031	ISK	117,539	948
6.500%, 02/15/2038		7,453	60
			1,008
Indonesia — 2.0%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	517
8.375%, 03/15/2034		33,855,000	2,306
7.500%, 06/15/2035		2,305,000	149
7.375%, 05/15/2048		11,760,000	739
7.000%, 09/15/2030		10,814,000	688
6.750%, 07/15/2035		7,172,000	442
6.625%, 02/15/2034		4,177,000	255
6.500%, 02/15/2031		11,940,000	746
6.375%, 08/15/2028		19,526,000	1,208
5.500%, 04/15/2026		5,497,000	330
			7,380
Ireland — 0.1%
Ireland Government Bond
3.150%, 10/18/2055	EUR	149	158
0.113%, 10/18/2031		364	366
			524
Israel — 0.0%
Israel Government Bond - Fixed
1.000%, 03/31/2030	ILS	593	159
Italy — 3.0%
ASTM MTN
2.375%, 11/25/2033	EUR	620	656
Autostrade per l’Italia
2.000%, 01/15/2030		545	612
Autostrade per l’Italia MTN
2.250%, 01/25/2032		720	787
Intesa Sanpaolo MTN
4.875%, 05/19/2030		275	350
Italy Buoni Poliennali Del Tesoro
4.650%, 10/01/2055(A)		525	637
4.100%, 04/30/2046(A)		222	260

SEI Institutional International Trust	31

SCHEDULE OF INVESTMENTS

September 30, 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.850%, 10/01/2040(A)	EUR	1,960	$2,276
3.350%, 07/01/2029		3,796	4,586
3.100%, 08/28/2026		763	905
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/2032 (A)(D)		$305	281
			11,350

Japan — 12.9%
Development Bank of Japan
2.300%, 03/19/2026	JPY	150,000	1,023
East Japan Railway MTN
3.533%, 09/04/2036	EUR	330	387
Japan Government Forty Year Bond
2.200%, 03/20/2064	JPY	282,600	1,468
1.400%, 03/20/2055		430,350	1,980
1.000%, 03/20/2062		301,050	1,094
Japan Government Ten Year Bond
0.900%, 09/20/2034		87,900	561
0.500%, 12/20/2032		617,550	3,914
0.100%, 09/20/2027		440,950	2,938
0.100%, 12/20/2031		277,950	1,742
Japan Government Thirty Year Bond
2.800%, 06/20/2055		76,250	490
2.400%, 03/20/2055		168,800	996
2.300%, 03/20/2040		689,850	4,751
2.300%, 12/20/2054		146,350	845
2.100%, 09/20/2054		89,050	492
1.800%, 09/20/2053		261,000	1,355
1.800%, 03/20/2054		40,000	206
0.800%, 09/20/2047		126,100	585
0.700%, 12/20/2051		241,000	953
0.400%, 12/20/2049		455,650	1,767
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		50,650	358
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		134,600	937
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		341,300	2,203
Japan Government Twenty Year Bond
1.800%, 09/20/2031		385,500	2,680
1.700%, 06/20/2033		537,550	3,697
1.400%, 09/20/2034		263,300	1,755
0.900%, 06/20/2042		489,800	2,648
0.500%, 09/20/2036		284,050	1,680
0.200%, 06/20/2036		89,650	516
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		24,900	169
Japan Government Two Year Bond
0.800%, 03/01/2027		517,450	3,500
NTT Finance (A)
4.091%, 07/16/2037	EUR	164	198
3.678%, 07/16/2033		221	264

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.162%, 04/03/2026		$345	$339
			48,491
Luxembourg — 0.4%
Eurofins Scientific
4.750%, 09/06/2030	EUR	660	827
JAB Holdings BV
4.750%, 06/29/2032		300	377
SES
4.875%, 06/24/2033		140	171
			1,375
Malaysia — 2.1%
Malaysia Government Bond
4.642%, 11/07/2033	MYR	242	62
4.457%, 03/31/2053		182	47
4.392% 04/15/2026		2,692	645
4.232%, 06/30/2031		2,295	570
4.065%, 06/15/2050		657	160
3.906%, 07/15/2026		2,953	708
3.885%, 08/15/2029		3,948	960
3.828%, 07/05/2034		3,399	829
3.757%, 05/22/2040		1,066	254
3.733%, 06/15/2028		1,992	481
3.582%, 07/15/2032		459	110
3.519%, 04/20/2028		4,122	988
3.502% 05/31/2027		7,818	1,871
2.632%, 04/15/2031		1,040	238
			7,923

Mexico — 5.0%
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(A)		$1,800	1,826
Mexican Bonos
8.500%, 02/28/2030(C)	MXN	2,733	151
8.000%, 11/07/2047		30,857	1,476
8.000%, 07/31/2053		31,380	1,488
7.750%, 11/23/2034		30,881	1,593
7.750%, 11/13/2042		35,367	1,678
7.500% 06/03/2027		18,731	1,021
Mexican Bonos, Ser M30
10.000% 11/20/2036		37,161	2,194
8.500%, 11/18/2038		6,240	327
Mexico Government International Bond
4.000%, 03/15/2115	EUR	2,530	2,085
Petroleos Mexicanos
6.700%, 02/16/2032		$57	56
4.750%, 02/26/2029	EUR	4,052	4,789
			18,684
Netherlands — 2.8%
Cooperatieve Rabobank UA
4.375%(D)(E)		200	236

32	SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Cooperatieve Rabobank UA MTN 4.625%, EUR003M + 1.550%,
01/27/2028 (D)	EUR	200	$242
1.250%, 05/31/2032		300	320
CTP
4.250%, 03/10/2035		160	189
Kingdom of Netherlands
3.750%, 01/15/2042(A)		670	840
Koninklijke KPN
3.375%, 02/17/2035		200	231
Nederlandse Waterschapsbank MTN
0.000%, 11/16/2026(B)		432	496
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	305
2.500%, 01/15/2030		1,885	2,229
2.500%, 01/15/2033		2,779	3,239
2.500%, 07/15/2034		79	91
2.500%, 07/15/2035		633	721
0.240%, 01/15/2038		1,554	1,256
0.000%, 07/15/2030(B)		256	268
			10,663
New Zealand — 2.3%
New Zealand Government Bond
5.000%, 05/15/2054	NZD	38	22
4.500%, 04/15/2027		2,750	1,639
4.500%, 05/15/2030		3,039	1,850
4.500%, 05/15/2035		324	193
3.000%, 04/20/2029		813	470
2.750%, 04/15/2037		349	172
1.750%, 05/15/2041		231	90
1.500%, 05/15/2031		130	67
0.250%, 05/15/2028		2,725	1,476
New Zealand Government Inflation Linked Bond
2.500%, 09/20/2035		1,905	1,491
2.500%, 09/20/2040		722	532

New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	478
			8,480

Norway — 1.6%
Norway Government Bond (A)
3.750%, 06/12/2035	NOK	1,252	122
3.625%, 05/31/2039		845	81
2.125%, 05/18/2032		4,654	417
2.000%, 04/26/2028		2,624	251
1.750%, 02/17/2027		13,580	1,324
1.750%, 09/06/2029		7,731	715
1.500%, 02/19/2026		3,578	355
1.375%, 08/19/2030		13,903	1,238
1.250%, 09/17/2031		13,740	1,183

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Var Energi
7.862%, EUAMDB05 + 4.765%, 11/15/2083 (D)	EUR	410	$534
			6,220
Poland — 1.6%
Republic of Poland Government Bond
6.000%, 10/25/2033	PLN	3,028	875
5.000%, 10/25/2034		3,746	1,005
2.000%, 08/25/2036		14,359	3,807
1.750%, 04/25/2032		719	162
			5,849
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT (A)
3.875%, 02/15/2030	EUR	258	322
3.625%, 06/12/2054		139	154
3.000%, 06/15/2035		201	234
			710
Romania — 1.4%
Romania Government Bond
7.900%, 02/24/2038	RON	115	28
6.750%, 04/25/2035		305	68
6.300%, 04/26/2028		915	206
4.850%, 07/25/2029		955	203
4.750%, 10/11/2034		795	154
Romanian Government International Bond
2.625%, 12/02/2040	EUR	2,340	1,759
Romanian Government International Bond MTN
5.625%, 02/22/2036		425	486
3.375%, 01/28/2050		1,030	760
2.750%, 04/14/2041		2,314	1,752
			5,416
Singapore — 0.1%
Singapore Government Bond
3.500%, 03/01/2027	SGD	390	311
2.875%, 09/01/2030		139	114
1.875%, 10/01/2051		157	118
			543
Slovak Republic — 0.1%
Slovakia Government Bond
4.000%, 10/19/2032	EUR	389	484
Slovenia — 0.2%
Slovenia Government Bond
1.250%, 03/22/2027		556	647
South Africa — 0.6%
Republic of South Africa Government Bond
8.875%, 02/28/2035	ZAR	26,296	1,495

SEI Institutional International Trust	33

SCHEDULE OF INVESTMENTS

September 30, 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.250%, 03/31/2032	ZAR	12,492	$714
			2,209

South Korea — 0.8%
Korea Treasury Bond
3.500%, 06/10/2034	KRW	169,850	126
3.375%, 06/10/2032		570,570	418
3.125%, 09/10/2027		1,343,810	968
2.000%, 06/10/2031		1,868,160	1,275
1.875%, 06/10/2029		450,460	312
			3,099
Spain — 2.3%
Banco Santander
0.250%, 07/10/2029	EUR	400	433
Banco Santander MTN
5.750%, EUSA5 + 2.850%, 08/23/2033 (D)		300	376
CaixaBank
1.250%, 01/11/2027		300	348
CaixaBank MTN
5.000%, EUR003M + 1.650%, 07/19/2029 (D)		200	249
Cepsa Finance MTN
4.125%, 04/11/2031		600	723
Repsol E&P Capital Markets US
5.204%, 09/16/2030(A)		$200	201
Spain Government Bond
3.500%, 01/31/2041(A)	EUR	520	596
3.450%, 10/31/2034(A)		1,429	1,719
3.450%, 07/30/2043(A)		380	426
2.700%, 01/31/2030		2,129	2,522
2.400%, 05/31/2028		352	415
1.900%, 10/31/2052(A)		653	502
			8,510
Supra-National — 2.2%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	350,000	2,430
European Investment Bank
5.625%, 06/07/2032	GBP	768	1,106
1.900%, 01/26/2026	JPY	50,000	340
European Union
3.375%, 12/12/2035	EUR	2,330	2,788
International Bank for Reconstruction & Development MTN
4.200%, 04/21/2033	AUD	2,689	1,730
			8,394

Sweden — 0.2%
Sweden Government Bond
1.750%, 11/11/2033	SEK	2,375	239
Sweden Inflation Linked Bond
0.125%, 12/01/2027		2,615	473
			712

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Switzerland — 1.6%
Government of Switzerland
3.500%, 04/08/2033	CHF	1,664	$2,623
1.500%, 04/30/2042		316	468
Swisscom Finance BV MTN
3.500%, 11/29/2031	EUR	460	553
Tyco Electronics Group
3.250%, 01/31/2033		247	289
UBS Group
9.250%, H15T5Y + 4.745% (A)(D)(E)		$237	261
7.750%, EUAMDB01 + 4.950%, 03/01/2029 (D)	EUR	995	1,303
7.000%, USISSO05 + 3.296% (A)(D)(E)		$300	306
UBS Group MTN
4.625%, EUAMDB01 + 1.150%, 03/17/2028 (D)	EUR	265	321
			6,124
Thailand — 0.3%
Thailand Government Bond
4.675%, 06/29/2044	THB	2,840	125
2.400%, 11/17/2027		19,022	602
2.000%, 12/17/2031		1,865	60
1.875%, 06/17/2049		9,892	290
			1,077
United Kingdom — 4.3%
Barclays (E)
9.250%, BPSWS5 + 5.639% (D)	GBP	350	509
8.875%, GUKG5 + 6.955% (D)		210	298
Barclays MTN
5.262%, EUSA1 + 2.550%, 01/29/2034 (D)	EUR	250	324
Cadent Finance MTN
3.750%, 04/16/2033		390	462
0.750%, 03/11/2032		355	352
Centrica
6.500%, GUKG5 + 2.512%, 05/21/2055 (D)	GBP	350	482
Centrica MTN
4.375%, 03/13/2029		179	239
DS Smith MTN
4.500%, 07/27/2030	EUR	440	546
HSBC Holdings
6.364%, EUSA5 + 3.300%, 11/16/2032 (D)		249	313
Informa
3.375%, 06/09/2031		200	236
Motability Operations Group MTN
3.875%, 01/24/2034		320	380
National Grid MTN
4.275%, 01/16/2035		370	452
United Kingdom Gilt
4.500%, 09/07/2034	GBP	327	436

34	SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.500%, 03/07/2035	GBP	333	$441
4.375%, 07/31/2054		1,157	1,303
4.250%, 06/07/2032		398	534
4.250%, 07/31/2034		692	906
4.250%, 12/07/2049		393	444
4.000%, 10/22/2063		921	948
3.750%, 03/07/2027		722	969
3.750%, 01/29/2038		129	154
3.500%, 01/22/2045		513	535
1.250%, 07/31/2051		3,049	1,714
0.500%, 01/31/2029		354	426
United Kingdom Inflation-Linked Gilt
1.125%, 09/22/2035		1,702	2,261
0.750%, 11/22/2033		462	646
			16,310

United States — 4.8%
American Express
4.731%, SOFRRATE + 1.260%, 04/25/2029 (D)		$165	168
American National Group
6.000%, 07/15/2035		210	214
Amgen
5.150%, 03/02/2028		205	210
Aptiv Swiss Holdings
4.250%, 06/11/2036	EUR	291	341
AT&T
1.650%, 02/01/2028		$870	824
Avery Dennison
4.000%, 09/11/2035	EUR	100	118
Bank of America
4.623%, SOFRRATE + 1.110%, 05/09/2029 (D)		$280	283
Becton Dickinson
3.828%, 06/07/2032	EUR	291	351
Charter Communications Operating
6.700%, 12/01/2055		$69	70
5.850%, 12/01/2035		155	156
4.800%, 03/01/2050		630	499
Citadel Finance
5.900%, 02/10/2030(A)		1,000	1,015
Citigroup
4.296%, EUR003M + 1.611%, 07/23/2036 (D)	EUR	130	156
4.113%, EUR003M + 1.582%, 04/29/2036 (D)		380	460
4.000%, H15T5Y + 3.597% (D)(E)		$71	71

Columbia Pipelines Holding
6.055%, 08/15/2026(A)		120	122
Comcast
0.000%, 09/14/2026(B)	EUR	450	517

Diamondback Energy
5.200%, 04/18/2027		$470	477

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Energy Transfer
5.200%, 04/01/2030		$55	$57
First Citizens BancShares
6.254%, H15T5Y + 1.970%, 03/12/2040 (D)		400	405
Fiserv Funding ULC
4.000%, 06/15/2036	EUR	193	227
Ford Motor Credit
6.125%, 05/15/2028		205	257
Foundry JV Holdco
6.100%, 01/25/2036(A)		$610	648
Global Payments
4.875%, 03/17/2031	EUR	359	443
GLP Capital
5.750%, 11/01/2037		$541	537
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (D)		200	208
Intel
5.600%, 02/21/2054		406	390
4.875%, 02/10/2026		250	250
JPMorgan Chase
6.070%, SOFRRATE + 1.330%, 10/22/2027 (D)		230	235
Kroger
5.650%, 09/15/2064		122	119
Kyndryl Holdings
2.050%, 10/15/2026		455	444
Medtronic
4.150%, 10/15/2043	EUR	428	504
Medtronic Global Holdings SCA
1.125%, 03/07/2027		400	462
Morgan Stanley
4.813%, EUR003M + 1.762%, 10/25/2028 (D)		435	534
4.099%, EUR003M + 1.553%, 05/22/2036 (D)		260	315
3.790%, EUR003M + 1.037%, 03/21/2030 (D)		136	164
3.521%, EUR003M + 1.315%, 05/22/2031 (D)		110	132
0.406%, 10/29/2027(D)		370	426
MSD Netherlands Capital BV
3.500%, 05/30/2037		190	221
New York Life Global Funding MTN
5.000%, 06/06/2029(A)		$369	380
Oncor Electric Delivery
3.625%, 06/15/2034	EUR	140	165
ONEOK
4.250%, 09/24/2027		$600	601
Oracle
5.950%, 09/26/2055		180	179
5.200%, 09/26/2035		310	312

SEI Institutional International Trust	35

SCHEDULE OF INVESTMENTS

September 30, 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Pfizer Investment Enterprises Pte
4.450%, 05/19/2026		$340	$341
Realty Income
5.125%, 07/06/2034	EUR	114	148
3.875%, 06/20/2035		152	179
Royalty Pharma
5.900%, 09/02/2054		$200	199
Santander Holdings USA
6.174%, SOFRRATE + 2.500%, 01/09/2030 (D)		199	207
Southern
5.500%, 03/15/2029		320	333
State Street
5.272%, 08/03/2026		225	227
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/2025(B)	EUR	206	241
Veralto
5.500%, 09/18/2026		$335	339
4.150%, 09/19/2031	EUR	100	122
Verizon Communications
2.100%, 03/22/2028		$445	424
Wells Fargo
3.900%, H15T5Y + 3.453% (D)(E)		91	90
WP Carey
3.700%, 11/19/2034	EUR	218	252
Zions Bancorp
6.816%, SOFRRATE + 2.830%, 11/19/2035 (D)		$250	266
			18,035
Total Global Bonds
(Cost $344,745) ($ Thousands)			341,156
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bill
4.049%, 10/09/2025 (F)	$9,306	$9,298
U.S. Treasury Inflation Indexed Bonds
1.625%, 04/15/2030	2,073	2,136
U.S. Treasury Note
3.750%, 04/30/2027	5,220	5,227

Total U.S. Treasury Obligations
(Cost $16,606) ($ Thousands)		16,661

MORTGAGE-BACKED SECURITIES — 1.1%

Non-Agency Mortgage-Backed Obligations — 1.1%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
6.290%, 09/25/2034(D)	5	5
FNMA 30 Year TBA
5.500%, 10/15/2055	4,000	4,033
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.878%, 12/25/2034(D)	11	10

Total Mortgage-Backed Securities
(Cost $4,054) ($ Thousands)		4,048
Total Investments in Securities — 96.1%
(Cost $365,405) ($ Thousands)		$361,865

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 3-Year Bond	5	Dec-2025	$355	$354	$(1)
Canadian 10-Year Bond	48	Dec-2025	4,161	4,225	90
Euro-Bobl	8	Dec-2025	1,106	1,108	(1)
Euro-BTP	11	Dec-2025	1,522	1,549	16
Euro-Bund 10-Year Bond	46	Dec-2025	6,881	6,949	28
Euro-OAT	28	Dec-2025	3,919	3,993	44
Euro-Schatz	82	Dec-2025	10,243	10,308	(11)
Japanese 10-Year Bond	8	Dec-2025	7,457	7,356	(72)
Korea 10-Year Bond	37	Dec-2025	3,167	3,096	(38)
Korea 3-Year Bond	70	Dec-2025	5,413	5,328	(28)
Long Gilt 10-Year Bond	46	Dec-2025	5,618	5,626	5
U.S. 2-Year Treasury Note	144	Dec-2025	30,024	30,009	(15)
U.S. 10-Year Treasury Note	41	Dec-2025	4,599	4,612	13
			84,465	84,513	30
Short Contracts
Australian 10-Year Bond	(1)	Dec-2025	$(75)	$(75)	$-

36	SEI Institutional International Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Euro-Bund 10-Year Bond	(22)	Dec-2025	$(3,279)	$(3,324)	$(20)
Euro-Buxl	(8)	Dec-2025	(1,043)	(1,076)	(25)
Euro-OAT	(54)	Dec-2025	(7,573)	(7,700)	(70)
Euro-Schatz	(26)	Dec-2025	(3,247)	(3,268)	3
Japanese 10-Year Bond	(18)	Dec-2025	(16,678)	(16,550)	121
U.S. 2-Year Treasury Note	(17)	Dec-2025	(3,541)	(3,543)	(2)
U.S. 5-Year Treasury Note	(133)	Dec-2025	(14,544)	(14,523)	21
U.S. 10-Year Treasury Note	(6)	Dec-2025	(675)	(675)	-
U.S. Long Treasury Bond	(13)	Dec-2025	(1,486)	(1,516)	(30)
U.S. Ultra Long Treasury Bond	(102)	Dec-2025	(12,042)	(12,247)	(205)
Ultra 10-Year U.S. Treasury Note	(43)	Dec-2025	(4,899)	(4,949)	(50)
			(69,082)	(69,446)	(257)
			$15,383	$15,067	$(227)

A list of the open forward foreign currency contracts held by the Fund at September 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Banco Bilbao Vizcaya Argentaria	10/16/25	COP	4,292,449	USD	1,103	$9
Bank of America	10/16/25	ZAR	358	USD	20	(1)
Bank of America	10/16/25	USD	462	CLP	440,126	(4)
Bank of America	10/16/25	USD	954	GBP	700	(12)
Bank of America	10/16/25	USD	1,830	KRW	2,488,556	(55)
Bank of America	10/16/25	COP	608,067	USD	156	1
Bank of America	11/04/25	EUR	1,510	USD	1,777	(1)
Barclays PLC	10/16/25	USD	346	CNH	2,462	(1)
Barclays PLC	10/16/25	USD	1,210	JPY	178,480	1
Barclays PLC	10/16/25	GBP	1,799	EUR	2,080	24
Barclays PLC	10/16/25	GBP	920	EUR	1,051	(3)
Barclays PLC	10/16/25	MXN	7,344	USD	385	(14)
Barclays PLC	10/16/25	COP	1,771,826	USD	459	7
Barclays PLC	11/04/25	USD	58	RON	250	–
Barclays PLC	11/04/25	AUD	1,209	USD	798	(3)
Barclays PLC	11/04/25	CZK	11,230	USD	547	4
Barclays PLC	11/04/25	THB	37,420	USD	1,177	18
Barclays PLC	12/01/25	AUD	759	USD	501	(2)
Barclays PLC	12/01/25	CAD	1,672	USD	1,213	8
BMO Capital	11/04/25	CAD	10	USD	7	–
BMO Capital	01/07/26	CAD	1,682	USD	1,222	8
BMO Capital	01/07/26	CNY	47,029	USD	6,661	4
BNP Paribas	10/16/25	EUR	18	NOK	216	–
BNP Paribas	10/16/25	USD	122	CNH	867	–
BNP Paribas	10/16/25	EUR	206	USD	240	(2)
BNP Paribas	10/16/25	USD	1,209	EUR	1,035	8
BNP Paribas	10/16/25	USD	1,218	EUR	1,035	(1)
BNP Paribas	10/16/25	COP	612,389	USD	157	1
BNP Paribas	11/04/25	USD	20	GBP	15	–
BNP Paribas	11/04/25	USD	16	EUR	14	–
BNP Paribas	11/04/25	USD	9	EUR	8	–
BNP Paribas	11/04/25	USD	180	RON	775	(1)
BNP Paribas	11/04/25	SGD	708	USD	553	2

SEI Institutional International Trust	37

SCHEDULE OF INVESTMENTS

September 30, 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	11/04/25	DKK	1,980	USD	314	$1
BNP Paribas	12/01/25	CAD	10	USD	7	–
BNP Paribas	12/01/25	USD	16	EUR	14	–
BNP Paribas	12/01/25	USD	9	EUR	8	–
BNP Paribas	12/01/25	MYR	3,270	USD	776	(3)
BNP Paribas	12/01/25	CNY	91,478	USD	12,856	(68)
BNP Paribas	01/07/26	USD	17	EUR	14	–
BNP Paribas	01/07/26	MYR	3,270	USD	782	1
Brown Brothers Harriman	10/16/25	EUR	19	NOK	224	–
Brown Brothers Harriman	10/16/25	USD	117	JPY	16,606	(4)
Brown Brothers Harriman	10/16/25	USD	156	NOK	1,569	1
Brown Brothers Harriman	10/16/25	AUD	167	USD	110	(1)
Brown Brothers Harriman	10/16/25	EUR	666	USD	780	(3)
Brown Brothers Harriman	10/16/25	USD	679	MXN	12,955	27
Brown Brothers Harriman	10/16/25	EUR	1,114	GBP	959	(19)
Brown Brothers Harriman	10/16/25	USD	2,331	EUR	2,000	21
Brown Brothers Harriman	10/16/25	USD	4,563	EUR	3,858	(25)
Citigroup	10/16/25	AUD	106	USD	70	–
Citigroup	10/16/25	USD	644	KRW	865,973	(26)
Citigroup	10/16/25	USD	811	INR	71,247	(10)
Citigroup	10/16/25	USD	908	ZAR	16,060	22
Citigroup	10/16/25	CNH	5,338	USD	748	(2)
Citigroup	10/16/25	INR	158,355	USD	1,781	–
Citigroup	10/16/25	COP	673,677	USD	170	(2)
Citigroup	11/04/25	USD	11	MXN	200	–
Citigroup	11/04/25	EUR	55	USD	65	–
Citigroup	11/04/25	USD	360	RON	1,550	(1)
Citigroup	12/01/25	USD	11	MXN	200	–
Citigroup	12/01/25	EUR	55	USD	65	–
Citigroup	01/07/26	EUR	55	USD	65	–
Commonwealth Bank Of Australia	12/01/25	USD	13	JPY	1,900	–
Credit Agricole	11/04/25	JPY	838,500	USD	5,728	29
Credit Agricole	12/01/25	NZD	163	USD	95	–
Credit Agricole	12/01/25	EUR	1,510	USD	1,779	(1)
Credit Agricole	12/01/25	GBP	2,923	USD	3,931	(4)
Credit Suisse First Boston	10/16/25	COP	19,241,430	USD	4,636	(268)
Deutsche Bank	11/04/25	MYR	50	USD	12	–
Deutsche Bank	11/04/25	NZD	220	USD	131	3
Deutsche Bank	11/04/25	SEK	2,320	USD	250	2
Deutsche Bank	11/04/25	EUR	12,153	USD	14,139	(170)
Deutsche Bank	12/01/25	EUR	13,404	USD	15,619	(185)
Deutsche Bank	01/07/26	EUR	15,103	USD	17,932	89
Goldman Sachs	10/16/25	USD	153	CLP	146,282	(1)
Goldman Sachs	10/16/25	USD	518	INR	45,501	(6)
Goldman Sachs	10/16/25	CNH	3,365	USD	472	(1)
Goldman Sachs	11/04/25	CHF	373	USD	473	2
Goldman Sachs	11/04/25	ILS	525	USD	157	(2)
Goldman Sachs	11/04/25	PLN	1,975	USD	548	3
Goldman Sachs	11/04/25	HUF	160,200	USD	485	3
Goldman Sachs	12/01/25	MXN	15,670	USD	829	(21)

38	SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
HSBC	10/16/25	USD	28	KRW	37,407	$(1)
HSBC	10/16/25	USD	53	IDR	857,850	(1)
HSBC	10/16/25	EUR	574	NOK	6,837	10
HSBC	10/16/25	USD	647	INR	56,882	(7)
HSBC	10/16/25	USD	752	CNH	5,340	(1)
HSBC	10/16/25	EUR	1,106	USD	1,307	7
HSBC	10/16/25	MXN	4,765	USD	250	(9)
HSBC	10/16/25	ZAR	54,112	USD	3,021	(113)
JPMorgan Chase Bank	10/06/25	USD	5,056	NZD	8,679	(17)
JPMorgan Chase Bank	10/06/25	NZD	8,679	USD	5,282	242
JPMorgan Chase Bank	10/07/25	USD	1,056	PEN	3,697	11
JPMorgan Chase Bank	10/07/25	PEN	3,697	USD	1,040	(27)
JPMorgan Chase Bank	10/14/25	USD	64	JPY	9,413	–
JPMorgan Chase Bank	10/14/25	USD	2,307	JPY	337,464	(19)
JPMorgan Chase Bank	10/14/25	USD	3,327	SEK	31,549	31
JPMorgan Chase Bank	10/14/25	CAD	7,321	USD	5,407	142
JPMorgan Chase Bank	10/14/25	JPY	2,535,440	USD	17,789	596
JPMorgan Chase Bank	10/14/25	JPY	27,420	USD	186	–
JPMorgan Chase Bank	10/16/25	EUR	452	NOK	5,361	6
JPMorgan Chase Bank	10/20/25	USD	1,176	COP	4,747,905	34
JPMorgan Chase Bank	10/20/25	COP	2,168,486	USD	533	(20)
JPMorgan Chase Bank	10/27/25	USD	781	MXN	14,715	20
JPMorgan Chase Bank	10/27/25	MXN	104,606	USD	5,519	(172)
JPMorgan Chase Bank	11/03/25	USD	1,385	SEK	13,116	13
JPMorgan Chase Bank	11/03/25	USD	1,639	IDR	26,901,255	(27)
JPMorgan Chase Bank	11/03/25	IDR	77,013,887	USD	4,703	89
JPMorgan Chase Bank	11/04/25	USD	8	EUR	7	–
JPMorgan Chase Bank	11/04/25	USD	20	JPY	2,900	–
JPMorgan Chase Bank	11/04/25	RON	160	USD	37	–
JPMorgan Chase Bank	11/04/25	JPY	1,100	USD	7	–
JPMorgan Chase Bank	11/07/25	PEN	3,697	USD	1,055	(12)
JPMorgan Chase Bank	11/10/25	USD	84	PLN	308	1
JPMorgan Chase Bank	11/10/25	NOK	851	USD	84	(2)
JPMorgan Chase Bank	11/10/25	USD	1,957	NOK	20,124	61
JPMorgan Chase Bank	11/10/25	CNY	3,459	USD	483	(5)
JPMorgan Chase Bank	11/10/25	AUD	11,011	USD	7,117	(183)
JPMorgan Chase Bank	11/10/25	PLN	18,458	USD	4,914	(172)
JPMorgan Chase Bank	11/17/25	ILS	8,562	USD	2,504	(89)
JPMorgan Chase Bank	11/17/25	EUR	9,194	USD	10,766	(65)
JPMorgan Chase Bank	11/17/25	THB	86,817	USD	2,701	11
JPMorgan Chase Bank	11/17/25	THB	2,213	USD	68	–
JPMorgan Chase Bank	11/24/25	USD	4,256	KRW	5,859,554	(69)
JPMorgan Chase Bank	11/24/25	NZD	6,539	USD	3,907	104
JPMorgan Chase Bank	11/24/25	HUF	10,462	USD	31	(1)
JPMorgan Chase Bank	11/24/25	KRW	62,349	USD	45	–
JPMorgan Chase Bank	11/25/25	USD	1,748	CNY	12,385	1
JPMorgan Chase Bank	11/25/25	CNY	51,632	USD	7,237	(55)
JPMorgan Chase Bank	12/01/25	USD	7	JPY	1,000	–
JPMorgan Chase Bank	12/01/25	SGD	630	USD	492	1
JPMorgan Chase Bank	12/01/25	JPY	1,100	USD	7	–

SEI Institutional International Trust	39

SCHEDULE OF INVESTMENTS

September 30, 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/01/25	CHF	4,125	USD	5,154	$(68)
JPMorgan Chase Bank	12/01/25	GBP	1,328	USD	1,795	8
JPMorgan Chase Bank	12/01/25	GBP	4,855	USD	6,516	(21)
JPMorgan Chase Bank	12/01/25	CZK	63,196	USD	3,011	(46)
JPMorgan Chase Bank	12/01/25	THB	1,058	USD	33	–
JPMorgan Chase Bank	12/01/25	THB	83,959	USD	2,585	(19)
JPMorgan Chase Bank	12/03/25	EUR	9,296	USD	10,939	(23)
JPMorgan Chase Bank	12/05/25	NZD	8,679	USD	5,068	18
JPMorgan Chase Bank	12/09/25	USD	1,580	CNY	11,181	–
JPMorgan Chase Bank	12/09/25	CNY	1,620	USD	229	–
JPMorgan Chase Bank	12/09/25	EUR	4,308	USD	5,079	(3)
JPMorgan Chase Bank	12/15/25	NZD	9,683	USD	5,695	59
JPMorgan Chase Bank	12/22/25	USD	3,311	SEK	30,820	(17)
JPMorgan Chase Bank	01/07/26	USD	13	JPY	1,900	–
JPMorgan Chase Bank	01/07/26	USD	1,735	GBP	1,291	3
Midland Walwyn Capital Inc.	11/04/25	RON	125	USD	29	–
Midland Walwyn Capital Inc.	11/04/25	USD	1,734	GBP	1,291	4
Midland Walwyn Capital Inc.	11/04/25	MYR	3,640	USD	862	(7)
Midland Walwyn Capital Inc.	12/01/25	USD	19	MYR	80	–
Midland Walwyn Capital Inc.	12/01/25	USD	1,734	GBP	1,291	4
Midland Walwyn Capital Inc.	01/07/26	NZD	163	USD	96	1
Midland Walwyn Capital Inc.	01/07/26	MYR	290	USD	69	–
Morgan Stanley	10/16/25	CHF	40	USD	50	–
Morgan Stanley	10/16/25	USD	142	CNY	1,011	–
Morgan Stanley	10/16/25	GBP	171	USD	230	–
Morgan Stanley	10/16/25	USD	358	AUD	550	7
Morgan Stanley	10/16/25	EUR	400	USD	469	(2)
Morgan Stanley	10/16/25	CAD	444	USD	320	1
Morgan Stanley	10/16/25	USD	1,417	EUR	1,200	(6)
Morgan Stanley	10/16/25	NOK	1,544	USD	150	(4)
Morgan Stanley	11/04/25	USD	9	GBP	7	–
Morgan Stanley	11/04/25	MXN	16,160	USD	852	(26)
Morgan Stanley	11/04/25	JPY	171,900	USD	1,174	6
Morgan Stanley	12/01/25	USD	8	EUR	7	–
Morgan Stanley	12/01/25	USD	9	GBP	7	–
Morgan Stanley	01/07/26	USD	9	GBP	7	–
Morgan Stanley	01/07/26	MXN	11,850	USD	639	(1)
National Bank of Australia	11/04/25	EUR	63	USD	72	(2)
NatWest Markets, Inc.	10/16/25	USD	70	JPY	10,250	–
RBC	11/04/25	USD	16	EUR	14	–
RBC	12/01/25	USD	17	EUR	14	–
RBS	11/04/25	CAD	1,548	USD	1,128	13
RBS	12/01/25	JPY	993,700	USD	6,787	16
SCB Securities	11/04/25	RON	95	USD	—	–
SCB Securities	01/07/26	MYR	440	USD	105	–
Skandinavisk Enskil	10/16/25	EUR	1,046	NOK	12,409	14
Societe Generale	11/04/25	RON	515	USD	120	1
Standard Chartered	10/16/25	CNY	104,937	USD	14,766	(7)
State Street	10/16/25	USD	20	ZAR	358	1
State Street	10/16/25	USD	20	CHF	16	–

40	SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	10/16/25	USD	40	MXN	755	$1
State Street	10/16/25	NOK	813	EUR	70	1
State Street	10/16/25	GBP	3,046	USD	4,181	81
State Street	10/16/25	AUD	6,508	USD	4,264	(50)
State Street	10/16/25	CAD	7,932	USD	5,838	132
State Street	10/16/25	EUR	50,318	USD	59,454	272
State Street	10/16/25	JPY	926,053	USD	6,499	217
State Street	11/04/25	USD	47	GBP	35	–
State Street	11/04/25	USD	123	EUR	106	1
State Street	11/04/25	USD	134	CNY	951	1
State Street	11/04/25	USD	114	JPY	17,000	1
State Street	11/04/25	USD	45	JPY	6,500	–
State Street	11/04/25	MXN	700	USD	37	(1)
State Street	11/04/25	CNY	770	USD	108	(1)
State Street	11/04/25	EUR	851	USD	996	(6)
State Street	12/01/25	USD	45	GBP	33	–
State Street	12/01/25	USD	45	JPY	6,500	–
State Street	12/01/25	USD	64	EUR	54	–
State Street	12/01/25	MXN	700	USD	37	(1)
TD Securities	10/16/25	USD	66	ZAR	1,168	2
TD Securities	10/16/25	USD	454	INR	39,866	(5)
TD Securities	10/16/25	CHF	2,087	USD	2,651	22
TD Securities	10/16/25	SEK	4,158	USD	442	(1)
TD Securities	10/16/25	INR	55,014	USD	619	–
TD Securities	11/04/25	AUD	1,210	USD	798	(4)
UBS	10/16/25	USD	615	CLP	584,883	(6)
UBS	10/16/25	THB	881	USD	27	–
UBS	11/04/25	CAD	93	USD	67	1
UBS	11/04/25	NOK	2,050	USD	208	2
UBS	11/04/25	RON	4,580	USD	1,062	4
Wells Fargo	10/16/25	USD	221	CAD	301	(4)
Wells Fargo	10/16/25	EUR	296	USD	350	1
Wells Fargo	10/16/25	COP	2,224,628	USD	576	9
Wells Fargo	11/04/25	GBP	2,764	USD	3,694	(27)
Westpac Banking	01/07/26	GBP	3,015	USD	4,072	14
Westpac Banking	01/07/26	JPY	1,043,200	USD	7,143	6
						$255

A list of the open OTC swap agreements held by the Fund at September 30, 2025, is as follows:

Credit Default Swaps

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays Bank PLC	MEX (100) JUN-30	Buy	1.00%	Quarterly	06/20/2030	$846	$(7)	$14	$(21)
Goldman Sachs	MEX (100) JUN-30	Buy	1.00%	Quarterly	06/20/2030	528	(4)	9	(13)
							$(11)	$23	$(34)

SEI Institutional International Trust	41

SCHEDULE OF INVESTMENTS

September 30, 2025

International Fixed Income Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2025, is as follows:

Credit Default Swaps

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX HY S44 JUN-30	Sell	5.00%	Quarterly	06/20/2030	$(430)	$34	$29	$5
CDX IG S45 DEC-30	Buy	1.00%	Quarterly	12/20/2030	2,838	(64)	(65)	1
CDX IG S45 DEC-30	Buy	1.00%	Quarterly	12/20/2030	1,892	(43)	(43)	0
CDX IG S45 DEC-30	Buy	1.00%	Quarterly	12/20/2030	4,730	(107)	(108)	1
ITRAXX MAIN S44 DEC	Buy	1.00%	Quarterly	12/20/2030	3,821	(96)	(96)	0
ITRAXX MAIN S44 DEC	Buy	1.00%	Quarterly	12/20/2030	1,738	(44)	(44)	0
ITRAXX MAIN S44 DEC	Buy	1.00%	Quarterly	12/20/2030	1,371	(35)	(35)	0
ITRAXX XOVER S43 JU	Buy	5.00%	Quarterly	06/20/2030	1,077	(134)	(82)	(52)
ITRAXX XOVER S43 JU	Buy	5.00%	Quarterly	06/20/2030	3,671	(459)	(333)	(126)
						$(948)	$(777)	$(171)

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BRL OVERNIGHT CDI (CETIP) RATE	13.285%	Annually	01/02/2031	BRL	7,544	$2	$–	$2
USD-SOFR-COMPOUND	3.742%	Annually	01/02/2031	BRL	7,956	3	–	3
BRL OVERNIGHT CDI (CETIP) RATE	13.005%	Annually	01/02/2031	BRL	16,000	(36)	–	(36)
China 7-Day Reverse Repo Rate	1.602%	Quarterly	08/27/2030	CNY	5,480	(2)	–	(2)
China 7-Day Reverse Repo Rate	2.0125%	Quarterly	06/19/2029	CNY	98,000	199	–	199
China 7-Day Reverse Repo Rate	2.007%	Quarterly	06/19/2029	CNY	85,000	170	–	170
China 7-Day Reverse Repo Rate	2.0088%	Quarterly	06/19/2029	CNY	3,700	7	–	7
3-Month CNY - CDC	2.7895%	Quarterly	12/24/2029	CNY	28,220	(40)	–	(40)
GBP OVERNIGHT CDI (CETIP) RATE	13.005%	Annually	09/18/2027	GBP	24,000	(20)	–	(20)
USD-SOFR-COMPOUND	3.768%	Quarterly	11/27/2029	KRW	844,300	5	–	5
USD-SOFR-COMPOUND	3.743%	Annually	05/22/2027	USD	15,861	72	–	72
USD OVERNIGHT CDI (CETIP) RATE	13.28%	Annually	05/22/2027	USD	15,959	79	–	79
1-DAY SONIA	3.7346%	Annually	05/27/2027	USD	16,000	74	–	74
China 7-Day Reverse Repo Rate	3.5978%	Annually	07/25/2027	USD	15,770	49	–	49
USD-SOFR-COMPOUND	3.5468%	Annually	09/17/2027	USD	3,200	9	–	9
						$571	$–	$571

Percentages are based on Net Assets of $376,634 ($ Thousands).

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2025, the value of these securities amounted to $48,899 ($ Thousands), representing 13.0% of the Net Assets of the Fund.

(B)	No interest rate available.

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of September 30, 2025 was $878 ($ Thousands).

(D)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.

(F)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	341,156	–	341,156
U.S. Treasury Obligations	–	16,661	–	16,661
Mortgage-Backed Securities	–	4,048	–	4,048
Total Investments in Securities	–	361,865	–	361,865

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	341	–	–	341
Unrealized Depreciation	(568)	–	–	(568)
Forward Contracts*
Unrealized Appreciation	–	2,603	–	2,603
Unrealized Depreciation	–	(2,348)	–	(2,348)
OTC Swaps
Credit Default Swaps*

42	SEI Institutional International Trust

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Unrealized Depreciation	–	(34)	–	(34)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	7	–	7
Unrealized Depreciation	–	(178)	–	(178)
Interest Rate Swaps*
Unrealized Appreciation	–	669	–	669
Unrealized Depreciation	–	(98)	–	(98)
Total Other Financial Instruments	(227)	621	–	394

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust	43

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.4%
Angola — 0.4%
Angolan Government International Bond
9.375%, 05/08/2048		$1,150	$986
8.750%, 04/14/2032		1,536	1,464
Angolan Government International Bond MTN
8.000%, 11/26/2029		739	720
Republic of Angola Via Avenir Issuer II
Ireland DAC
6.927%, 02/19/2027		1,063	1,031
			4,201
Argentina — 1.5%
Argentina Treasury Bond BONTE
29.500%, 05/30/2030	ARS	940,000	528
Argentine Republic Government International Bond
5.000%, 01/09/2038(A)		$400	226
4.125%, 07/09/2035(A)		6,770	3,517
4.125%, 07/09/2046(A)		4,708	2,448
4.000%, 07/09/2046(A)	EUR	229	138
3.875%, 07/09/2035(A)		2,900	1,762
3.500%, 07/09/2041(A)		$1,009	484
3.000%, 07/09/2041(A)	EUR	406	230
0.750%, 07/09/2030(A)		$3,979	2,672
0.125%, 07/09/2030	EUR	434	348
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(A)		$2,483	1,447
Republic of Argentina
0.000% 12/15/2035 (B)(C)	EUR	1,232	119
			13,919
Armenia — 0.2%
Republic of Armenia International Bond
6.750%, 03/12/2035		$600	612
3.600%, 02/02/2031		1,002	900
			1,512
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		625	581
Bahamas — 0.8%
Bahamas Government International Bond
8.950%, 10/15/2032		3,820	4,231
8.250%, 06/24/2036(D)		3,420	3,692
			7,923
Bahrain — 1.0%
Bahrain Government International Bond
7.000%, 10/12/2028		382	400
6.750%, 09/20/2029		1,794	1,876
6.000%, 09/19/2044		1,030	939
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bahrain Government International Bond MTN
6.250%, 01/25/2051		$4,550	$4,160
CBB International Sukuk Programme WLL
6.250%, 07/07/2033(D)		435	452
3.950%, 09/16/2027		1,974	1,932
			9,759
Barbados — 0.2%
Barbados Government International Bond
8.000%, 06/26/2035(D)		1,500	1,560

Benin — 0.0%
Benin Government International Bond
8.375%, 01/23/2041(D)		331	346

Bermuda — 0.0%
Bermuda Government International Bond
2.375%, 08/20/2030		221	201

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,002	775

Brazil — 4.0%
Aegea Finance Sarl
7.625%, 01/20/2036(D)		1,175	1,169
Braskem Netherlands Finance BV
8.500%, 01/12/2031		1,350	526
8.000%, 10/15/2034		2,840	1,061
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2035	BRL	3,164	2,430
6.000%, 05/15/2045		1,047	781
6.000%, 08/15/2050		3,191	2,374
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2027		23,022	4,246
10.000%, 01/01/2029		33,544	5,787
10.000%, 01/01/2031		22,458	3,690
10.000%, 01/01/2033		32,607	5,161
10.000%, 01/01/2035		18,806	2,890
Brazilian Government International Bond
7.250%, 01/12/2056		$2,943	2,976
4.750%, 01/14/2050		505	377
Petrobras Global Finance BV
6.250%, 01/10/2036		1,095	1,081
5.125%, 09/10/2030		1,095	1,082
Suzano Netherlands BV
5.500%, 01/15/2036		526	526
Yinson Bergenia Production BV
8.498%, 01/31/2045(D)		300	322
Yinson Boronia Production BV
8.947%, 07/31/2042		834	928
			37,407

44	SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bulgaria — 0.0%
Eastern European Electric BV
6.500%, 05/15/2030(D)	EUR	250	$307

Cameroon — 0.2%
Republic of Cameroon International Bond
9.500%, 07/31/2031		$200	192
5.950%, 07/07/2032	EUR	2,030	1,956
			2,148
Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		$250	261

Cayman Islands — 0.1%
Neon Capital MTN
0.000%, 01/06/2028(B)(C)	JPY	102,254	672

Chile — 1.7%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 04/01/2033(D)	CLP	610,000	651
5.000%, 10/01/2028(D)		1,000,000	1,038
5.000%, 03/01/2035		1,100,000	1,097
4.700%, 09/01/2030(D)		2,300,000	2,326
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035		$391	404
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		627	658
Chile Government International Bond
4.950%, 01/05/2036		2,197	2,205
3.100%, 05/07/2041		500	380
2.550%, 07/27/2033		2,157	1,852
Empresa Nacional del Petroleo
6.150%, 05/10/2033		1,250	1,325
5.950%, 07/30/2034		257	271
Nacional del Cobre de Chile
6.780%, 01/13/2055(D)		2,071	2,222
6.780%, 01/13/2055		1,928	2,068
			16,497
China — 0.4%
China Government International Bond
4.125%, 11/20/2027(D)		2,568	2,617
4.125%, 11/20/2027		461	470
1.250%, 10/26/2026		990	965
			4,052
Colombia — 4.8%
Colombia Government International Bond
8.500%, 04/25/2035		5,304	5,869
5.625%, 02/26/2044		2,032	1,661
5.200%, 05/15/2049		600	450
5.000%, 06/15/2045		6,643	4,986
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Colombian TES
13.250%, 02/09/2033	COP	13,320,000	$3,674
11.750%, 01/24/2035		10,000,000	2,543
11.500%, 07/25/2046		1,665,700	410
11.000%, 08/22/2029		21,000,000	5,414
7.750% 09/18/2030		6,290,000	1,420
7.250%, 10/18/2034		18,650,300	3,672
7.250%, 10/26/2050		14,102,400	2,314
7.000%, 03/26/2031		15,951,800	3,388
7.000%, 03/26/2031		1,211,900	258
7.000%, 06/30/2032		9,085,700	1,856
6.000% 04/28/2028		7,790,300	1,821
5.750%, 11/03/2027		8,322,000	1,986
Ecopetrol
5.875% 05/28/2045		$2,730	2,088
EnfraGen Energia Sur
5.375%, 12/30/2030		400	372
EnfraGen Energia Sur SAU
8.499%, 06/30/2032(D)		300	315
PA Autopista Rio Magdalena
6.050%, 06/15/2036	COP	2,298,921	509
			45,006
Costa Rica — 0.5%
Costa Rica Government International Bond
7.158%, 03/12/2045		$2,200	2,362
6.550%, 04/03/2034		400	428
6.125%, 02/19/2031		2,186	2,276
			5,066
Cote d'Ivoire — 0.4%
Ivory Coast Government International Bond
8.250%, 01/30/2037(D)		529	552
8.250%, 01/30/2037		338	352
8.075%, 04/01/2036(D)		899	930
6.625%, 03/22/2048	EUR	1,650	1,656
			3,490
Czech Republic — 0.4%
Czech Republic Government Bond
3.600%, 06/03/2036	CZK	21,000	928
1.950%, 07/30/2037		5,510	201
1.500%, 04/24/2040		73,000	2,317
			3,446
Dominican Republic — 1.3%
Dominican Republic Central Bank Notes
13.000%, 01/30/2026(D)	DOP	27,000	437
13.000%, 01/30/2026		20,150	326
9.000%, 12/11/2026		71,730	1,125
Dominican Republic International Bond
10.750%, 06/01/2036		30,300	526
6.950%, 03/15/2037		$6,018	6,424
5.300%, 01/21/2041		3,500	3,161
			11,999

SEI Institutional International Trust	45

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ecuador — 1.2%
Ecuador Government International Bond
6.900%, 07/31/2030(A)		$3,402	$3,070
6.900%, 07/31/2035(A)		6,970	5,255
5.000%, 07/31/2040(A)		2,386	1,584
0.000%, 07/31/2030(E)		1,285	996
			10,905
Egypt — 2.7%
Egypt Government Bond
25.318%, 08/13/2027	EGP	146,800	3,101
24.458%, 10/01/2027		13,300	279
Egypt Government International Bond
8.875%, 05/29/2050		$460	414
8.700%, 03/01/2049		3,589	3,185
8.500%, 01/31/2047		8,255	7,268
Egypt Treasury Bills
0.000%, 10/07/2025(E)(F)	EGP	13,175	274
0.000%, 10/14/2025(E)(F)		4,100	85
0.000%, 10/21/2025(E)(F)		36,600	754
0.000%, 10/28/2025(E)(F)		53,000	1,085
0.000%, 11/04/2025(E)(F)		106,975	2,180
0.000%, 11/18/2025(E)(F)		11,800	238
0.000%, 12/09/2025(E)(F)		23,000	457
0.000%, 12/16/2025(E)(F)		40,025	791
0.000%, 12/30/2025(E)(F)		141,300	2,767
0.000%, 04/28/2026(E)(F)		57,900	1,051
Egyptian Financial for Sovereign Taskeek
7.950%, 10/07/2032(D)		$1,363	1,363
			25,292
El Salvador — 0.4%
El Salvador Government International Bond
9.650%, 11/21/2054		1,171	1,265
9.500%, 07/15/2052		725	768
7.125%, 01/20/2050		1,550	1,333
			3,366
Ethiopia — 0.2%
Ethiopia International Bond
6.625%, 12/11/2024(G)		1,773	1,699

Gabon — 0.2%
Gabon Blue Bond Master Trust Series 2
6.097%, 08/01/2038		200	203
Gabon Government International Bond
7.000%, 11/24/2031		2,147	1,717
			1,920
Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026		1,260	1,233
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ghana — 0.7%
Ghana Government International Bond
5.000%, 07/03/2029(A)		$2,904	$2,824
5.000%, 07/03/2029(A)(D)		95	92
5.000%, 07/03/2035(A)		2,858	2,405
0.000%, 07/03/2026(E)		1,179	1,138
0.000%, 01/03/2030(E)		272	233
			6,692
Guatemala — 0.8%
Guatemala Government Bond
6.875%, 08/15/2055(D)		616	645
6.875%, 08/15/2055		200	209
6.600%, 06/13/2036		3,327	3,516
6.250%, 08/15/2036(D)		490	506
6.125%, 06/01/2050		1,615	1,558
4.500%, 05/03/2026		750	746
			7,180
Honduras — 0.1%
Honduras Government International Bond
5.625%, 06/24/2030		519	514

Hungary — 2.1%
Hungary Government Bond
6.750% 10/22/2028	HUF	800,000	2,436
4.500%, 03/23/2028		900,000	2,600
3.250%, 10/22/2031		150,000	382
3.000%, 10/27/2038		580,490	1,162
3.000%, 04/25/2041		535,850	998
Hungary Government International Bond
6.750%, 09/23/2055(D)		$3,035	3,219
6.125%, 05/22/2028		1,272	1,328
6.000%, 09/26/2035		814	852
5.500%, 03/26/2036		4,650	4,686
5.375%, 09/26/2030(D)		1,123	1,155
3.125%, 09/21/2051		1,399	879
			19,697
India — 1.2%
Adani Green Energy UP
6.700%, 03/12/2042		1,784	1,732
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		626	534
Export-Import Bank of India MTN
3.250%, 01/15/2030		660	630
2.250%, 01/13/2031		1,294	1,159
India Government Bond
7.360%, 09/12/2052	INR	190,000	2,170
7.300%, 06/19/2053		425,010	4,816
			11,041
Indonesia — 7.0%
Indonesia Asahan Aluminium
5.800%, 05/15/2050		$565	554

46	SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Indonesia Government International Bond
8.375% 09/15/2026	IDR	14,819,000	$917
5.650%, 01/11/2053		$1,991	2,016
4.850%, 01/11/2033		1,100	1,109
4.550%, 01/11/2028		490	494
4.300%, 03/31/2052		785	649
3.550%, 03/31/2032		200	189
Indonesia Treasury Bond
9.000% 03/15/2029	IDR	31,550,000	2,111
8.750% 05/15/2031		13,902,000	952
8.375% 03/15/2034		15,107,000	1,029
8.375%, 04/15/2039		17,819,000	1,218
8.250%, 05/15/2029		31,168,000	2,045
8.250% 06/15/2032		11,041,000	739
8.250% 05/15/2036		25,814,000	1,765
7.500%, 08/15/2032		12,336,000	797
7.500%, 06/15/2035		4,700,000	303
7.500%, 05/15/2038		16,739,000	1,071
7.500%, 04/15/2040		24,411,000	1,556
7.125%, 06/15/2038		76,346,000	4,732
7.125%, 08/15/2040		23,545,000	1,456
7.125%, 06/15/2042		5,650,000	348
7.125%, 06/15/2043		40,967,000	2,519
7.125%, 08/15/2045		17,247,000	1,065
7.000% 05/15/2027		4,310,000	266
7.000%, 09/15/2030		32,147,000	2,046
7.000%, 02/15/2033		43,662,000	2,746
6.875%, 04/15/2029		35,351,000	2,223
6.750%, 07/15/2035		103,225,000	6,355
6.625%, 02/15/2034		24,834,000	1,516
6.500%, 07/15/2030		76,740,000	4,794
6.500%, 02/15/2031		50,665,000	3,164
6.500%, 04/15/2036		70,000,000	4,234
6.375%, 08/15/2028		44,638,000	2,762
6.375%, 04/15/2032		8,366,000	516
Pertamina Hulu Energi
5.250%, 05/21/2030(D)		$1,538	1,571
Perusahaan Penerbit SBSN Indonesia III
4.550%, 07/23/2030(D)		4,497	4,524
			66,351
Iraq — 0.6%
Iraq International Bond
5.800%, 01/15/2028		3,376	3,356
5.800%, 01/15/2028		2,447	2,432
			5,788
Israel — 0.4%
Israel Electric
8.100%, 12/15/2096		1,400	1,890
Leviathan Bond
6.750%, 06/30/2030(D)		394	395
Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
State of Israel
3.800%, 05/13/2060	$1,690	$1,121
		3,406
Jamaica — 0.3%
Kingston Airport Revenue Finance
6.750%, 12/15/2036(D)	1,145	1,172
NCB Financial Group
11.000%, 07/31/2030(D)	2,100	2,120
		3,292
Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029(D)	821	857
7.500%, 01/13/2029	278	290
7.375%, 10/10/2047	2,400	2,296
5.850%, 07/07/2030	395	393
		3,836
Kazakhstan — 0.5%
Kazakhstan Government International Bond (D)
5.500%, 07/01/2037	500	511
5.000%, 07/01/2032	2,931	2,995
KazMunayGas National JSC
6.375%, 10/24/2048	1,120	1,113
		4,619
Kenya — 0.6%
Kenya Government International Bond
7.000%, 05/22/2027	267	272
Republic of Kenya Government International Bond
9.750%, 02/16/2031	1,990	2,124
9.500%, 03/05/2036	500	512
8.250%, 02/28/2048	2,751	2,483
		5,391
Kuwait — 1.3%
Kuwait International Government Bond (D)
4.652%, 10/09/2035	7,833	7,833
4.136%, 10/09/2030	4,788	4,788
		12,621
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.750%, 06/03/2030(D)	380	383

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034	600	617

Lebanon — 0.4%
Lebanon Government International Bond
8.250%, 05/17/2034(G)	4,412	987

SEI Institutional International Trust	47

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Lebanon Government International Bond MTN
8.250%, 04/12/2049(G)		$7,110	$1,593
7.000%, 03/20/2028(G)		164	37
6.400%, 05/26/2023(G)		2,649	593
6.375%, 12/31/2023(G)		2,239	501
6.100%, 10/04/2022(G)		2,311	516
			4,227
Luxembourg — 0.2%
Delphos Securities SARL - Compartment Bernina
7.625%, 04/08/2035	EUR	1,500	1,744

Malaysia — 6.0%
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		$149	151
Malaysia Government Bond
5.248% 09/15/2028	MYR	1,528	384
4.893%, 06/08/2038		15,969	4,279
4.696%, 10/15/2042		3,303	875
4.642%, 11/07/2033		8,275	2,121
4.504%, 04/30/2029		4,500	1,114
4.498% 04/15/2030		9,835	2,459
4.457%, 03/31/2053		1,997	510
4.392% 04/15/2026		340	81
4.065%, 06/15/2050		10,317	2,505
4.054%, 04/18/2039		4,639	1,145
3.906%, 07/15/2026		8,680	2,080
3.900%, 11/30/2026		49,264	11,848
3.885%, 08/15/2029		10,638	2,588
3.828%, 07/05/2034		16,001	3,901
3.757%, 05/22/2040		7,500	1,788
3.733%, 06/15/2028		11,691	2,820
3.582%, 07/15/2032		11,997	2,878
3.519%, 04/20/2028		10,763	2,581
3.502% 05/31/2027		9,950	2,382
2.632%, 04/15/2031		9,526	2,183
Malaysia Government Investment Issue
4.119%, 11/30/2034		1,248	310
Petronas Capital
5.848%, 04/03/2055(D)		$1,833	1,941
4.950%, 01/03/2031		1,716	1,771
Petronas Capital MTN
3.404%, 04/28/2061		3,171	2,187
			56,882
Mexico — 7.0%
Braskem Idesa SAPI
6.990%, 02/20/2032		310	184
Mexican Bonos
8.500%, 03/01/2029	MXN	4,725	261
8.500%, 02/28/2030		130,000	7,162
8.000%, 11/07/2047		69,541	3,327
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.000%, 07/31/2053	MXN	168,873	$8,010
7.750% 11/23/2034		15,346	792
7.750% 11/13/2042		96,520	4,579
7.500% 06/03/2027		20,287	1,106
7.500%, 05/26/2033		24,270	1,250
Mexican Bonos, Ser M20
8.500% 05/31/2029		50,000	2,762
7.750% 05/29/2031		105,340	5,599
Mexican Bonos, Ser M30
8.500% 11/18/2038		59,956	3,141
Mexico Government International Bond
7.375%, 05/13/2055		$1,580	1,734
5.625%, 09/22/2035		2,000	1,990
5.375%, 03/22/2033		1,970	1,964
Mexico Government International Bond MTN
5.750%, 10/12/2110		240	205
5.625%, 03/19/2114	GBP	5,600	5,418
Petroleos Mexicanos
7.690%, 01/23/2050		$10,840	9,856
6.375%, 01/23/2045		4,754	3,864
Petroleos Mexicanos MTN
6.750%, 09/21/2047		3,724	3,073
			66,277
Mongolia — 0.1%
Development Bank of Mongolia
8.500%, 07/03/2028		700	713
Mongolia Government International Bond
8.650%, 01/19/2028		208	221
6.625%, 02/25/2030(D)		200	203
			1,137
Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031		300	320

Morocco — 0.2%
Morocco Government International Bond
4.000%, 12/15/2050		600	441
OCP SA
7.500%, 05/02/2054(D)		1,254	1,390
7.500%, 05/02/2054		365	404
			2,235
Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(A)		873	777

Nigeria — 2.2%
Nigeria Government International Bond
10.375%, 12/09/2034		2,224	2,470
9.625%, 06/09/2031		2,053	2,210
7.625%, 11/21/2025		1,682	1,684

48	SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Nigeria Government International Bond MTN
8.250%, 09/28/2051		$2,200	$1,978
6.125%, 09/28/2028		930	912
Nigeria OMO Bill
0.000%, 12/02/2025(E)(F)	NGN	2,551,881	1,660
0.000%, 12/09/2025(E)(F)		2,640,000	1,719
0.000%, 01/06/2026(E)(F)		3,968,501	2,536
0.000%, 02/10/2026(E)(F)		351,600	223
0.000%, 02/23/2026(E)(F)		1,707,000	1,067
0.000%, 02/24/2026(E)(F)		1,039,421	647
0.000%, 03/17/2026(E)(F)		1,394,459	858
0.000%, 03/31/2026(E)(F)		1,941,000	1,194
0.000%, 04/14/2026(E)(F)		1,168,541	708
0.000%, 07/07/2026(E)(F)		1,020,000	592
			20,458
Oman — 1.0%
EDO Sukuk
5.662%, 07/03/2031		$1,520	1,594
5.662%, 07/03/2031(D)		978	1,026
Mazoon Assets SAOC
5.250%, 10/09/2031(D)		785	799
5.250%, 10/09/2031		233	237
Oman Government International Bond
6.750%, 10/28/2027		2,300	2,403
6.750%, 01/17/2048		2,475	2,716
OQ SAOC MTN
5.125%, 05/06/2028		663	670
			9,445
Pakistan — 0.3%
Pakistan Global Sukuk Programme
7.950%, 01/31/2029		1,530	1,551
Pakistan Government International Bond MTN
8.875%, 04/08/2051		1,300	1,195
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		200	188
			2,934
Panama — 1.0%
Panama Government International Bond
8.125%, 04/28/2034		478	535
8.000%, 03/01/2038		2,108	2,399
4.500%, 04/16/2050		450	338
4.500%, 04/01/2056		3,212	2,345
3.875%, 03/17/2028		1,077	1,057
2.252%, 09/29/2032		3,246	2,623
			9,297
Paraguay — 0.2%
Paraguay Government International Bond
5.850%, 08/21/2033		1,248	1,311
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.950%, 04/28/2031		$438	$442
			1,753
Peru — 3.5%
Peru Government Bond
7.600%, 08/12/2039(D)	PEN	7,310	2,305
7.300%, 08/12/2033(D)		10,676	3,434
6.950%, 08/12/2031		4,800	1,535
6.150%, 08/12/2032		6,100	1,866
5.400%, 08/12/2034		29,646	8,278
5.350%, 08/12/2040		2,208	564
Peru LNG Srl
5.375%, 03/22/2030		$975	936
Peruvian Government International Bond
6.900%, 08/12/2037	PEN	2,426	730
6.200%, 06/30/2055		$869	903
5.940%, 02/12/2029	PEN	5,394	1,632
5.500%, 03/30/2036		$2,326	2,370
5.375%, 02/08/2035		1,323	1,348
3.600%, 01/15/2072		1,200	762
Petroleos del Peru
5.625%, 06/19/2047		8,620	6,346
			33,009
Philippines — 1.2%
Philippine Government Bond
6.375%, 07/27/2030	PHP	50,000	876
6.250%, 02/28/2029		125,000	2,179
Philippine Government International Bond
5.170%, 10/13/2027		$1,970	2,012
2.950%, 05/05/2045		700	501
2.650%, 12/10/2045		2,293	1,545
1.950%, 01/06/2032		4,736	4,107
			11,220
Poland — 3.7%
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	18,000	5,359
6.000%, 10/25/2033		7,486	2,163
5.000%, 10/25/2034		7,636	2,050
2.750%, 04/25/2028		1,813	481
1.750%, 04/25/2032		27,610	6,218
1.250%, 10/25/2030		17,000	3,935
Republic of Poland Government International Bond
5.500%, 04/04/2053		$100	97
5.500%, 03/18/2054		2,661	2,573
5.375%, 02/12/2035		6,144	6,375
5.125%, 09/18/2034		3,750	3,833
4.875%, 02/12/2030		2,213	2,277
			35,361
Romania — 3.4%
Romania Government Bond
8.250%, 09/29/2032	RON	20	5

SEI Institutional International Trust	49

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.000%, 04/29/2030	RON	25,100	$5,938
7.650%, 07/27/2031		8,470	1,982
7.500%, 07/27/2033		1,565	365
7.350%, 04/28/2031		4,165	961
7.100%, 07/31/2034		9,340	2,127
6.850%, 07/29/2030		4,075	921
6.750%, 04/25/2035		55	12
6.300%, 04/25/2029		11,000	2,460
4.850%, 07/25/2029		7,300	1,550
4.150%, 10/24/2030		1,020	204
Romanian Government International Bond
7.500%, 02/10/2037		$5,376	5,769
6.625%, 05/16/2036		880	893
6.375%, 01/30/2034		1,220	1,235
5.750%, 09/16/2030(D)		1,408	1,435
5.750%, 03/24/2035		3,540	3,408
5.125%, 06/15/2048		830	667
5.000%, 02/12/2029	RON	1,600	345
4.000%, 02/14/2051		$846	564
3.000%, 02/14/2031		1,860	1,652
			32,493
Russia — 0.0%
Russian Foreign Bond - Eurobond
7.500% 03/31/2030 (G)		–	–
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	18
6.800%, 11/22/2025(D)		150	7
			25
Rwanda — 0.1%
Rwanda International Government Bond
5.500%, 08/09/2031		580	519

Saudi Arabia — 1.7%
Acwa Power Management And Investments One
5.950%, 12/15/2039		941	955
Global Sukuk
4.625%, 09/17/2035(D)		279	272
KSA Ijarah Sukuk
4.875%, 09/09/2035(D)		3,463	3,482
Saudi Government International Bond MTN
5.000%, 01/18/2053		6,850	6,194
4.750%, 01/16/2030		1,055	1,076
4.750%, 01/16/2030(D)		851	868
4.625%, 10/04/2047		2,900	2,528
3.750%, 01/21/2055		870	627
			16,002
Senegal — 0.2%
Senegal Government International Bond
7.750%, 06/10/2031		317	256
6.750%, 03/13/2048		940	584
6.250%, 05/23/2033		654	472
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 06/08/2037	EUR	420	$323
4.750%, 03/13/2028		250	255
			1,890
Serbia — 0.4%
Serbia International Bond
6.000%, 06/12/2034		$2,525	2,631
2.125%, 12/01/2030		689	602
Telecommunications co Telekom Srbija AD Belgrade
7.000%, 10/28/2029		200	203
			3,436
South Africa — 5.7%
Eskom Holdings SOC MTN
7.500%, 09/15/2033	ZAR	35,000	1,775
Republic of South Africa Government Bond
11.625%, 03/31/2053		36,160	2,373
9.000%, 01/31/2040		99,114	5,257
8.875% 02/28/2035		40,731	2,316
8.750% 01/31/2044		180,657	9,104
8.750% 02/28/2048		210,557	10,528
8.500% 01/31/2037		29,297	1,562
8.250% 03/31/2032		39,663	2,268
8.000% 01/31/2030		91,400	5,316
6.500% 02/28/2041		38,244	1,603
6.250% 03/31/2036		44,391	2,038
Republic of South Africa Government International Bond
7.950%, 11/19/2054		$1,386	1,408
7.100%, 11/19/2036		829	864
5.750%, 09/30/2049		7,358	5,884
4.300%, 10/12/2028		1,692	1,666
			53,962
Sri Lanka — 0.6%
Sri Lanka Government International Bond
4.000%, 04/15/2028		300	287
3.600%, 06/15/2035(A)(D)		1,916	1,397
3.600%, 06/15/2035(A)		687	500
3.600%, 05/15/2036(A)		238	210
3.600%, 05/15/2036(A)(D)		38	34
3.600%, 02/15/2038(A)		2,278	2,024
3.600%, 02/15/2038(A)(D)		950	845
3.350%, 03/15/2033(A)		929	794
			6,091
Supra-National — 2.4%
Andina de Fomento MTN
7.700%, 03/06/2029	INR	190,000	2,179
Asian Development Bank
20.000%, 03/27/2026	NGN	189,000	130
4.500%, 05/30/2028	PEN	3,000	855
Asian Development Bank MTN
10.100%, 01/23/2026	COP	3,116,000	794

50	SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	36,100	$411
6.650%, 06/30/2033		302,200	3,359
European Bank for Reconstruction & Development
22.500%, 07/31/2026	NGN	425,000	293
21.000%, 07/21/2026		350,000	237
Inter-American Development Bank MTN
7.000%, 08/08/2033	INR	224,000	2,555
International Bank for Reconstruction & Development MTN
7.050%, 07/22/2029		109,000	1,240
6.750%, 07/13/2029		182,600	2,058
6.500%, 04/17/2030		180,000	2,006
2.500%, 01/13/2031	CNY	22,000	3,175
International Finance Corp MTN
0.000%, 08/16/2028(E)	COP	16,480,000	3,228
			22,520
Suriname — 0.1%
Suriname Government International Bond
7.950%, 07/15/2033		$1,466	1,455

Swaziland — 0.1%
Eswatini Government Bond
12.175%, 08/01/2030	ZAR	7,000	408
Eswatini Government Bond MTN
11.875%, 05/08/2027		9,000	533
			941
Tajikistan — 0.1%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		$860	856

Thailand — 1.2%
Thailand Government Bond
3.450%, 06/17/2043	THB	82,437	3,117
3.390%, 06/17/2037		22,914	845
3.350%, 06/17/2033		64,763	2,288
3.300%, 06/17/2038		69,684	2,554
2.800%, 06/17/2034		28,924	991
2.750%, 06/17/2052		1,861	64
2.000%, 06/17/2042		44,962	1,410
1.600%, 12/17/2029		15,300	479
			11,748
Trinidad & Tobago — 0.4%
Heritage Petroleum
9.000%, 08/12/2029		$250	257
Port of Spain Waterfront Development
7.875%, 02/19/2040		1,595	1,619
7.875%, 02/19/2040(D)		1,004	1,019
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		$610	$621
			3,516
Turkey — 3.5%
Hazine Mustesarligi Varlik Kiralama (D)
8.509%, 01/14/2029		1,373	1,497
6.750%, 09/01/2030		2,311	2,392
TC Ziraat Bankasi
7.250%, 02/04/2030(D)		1,371	1,405
7.250%, 02/04/2030		225	231
Turk Telekomunikasyon
6.950%, 10/07/2032(D)		1,292	1,284
Turkiye Government Bond
41.000%, 05/05/2027	TRY	50,000	1,263
37.840%, 07/14/2027		50,000	1,220
32.600%, 02/10/2027		60,000	1,381
30.000%, 09/12/2029		230,000	5,103
27.700%, 09/27/2034		25,678	589
26.200%, 10/05/2033		211,780	4,750
Turkiye Government International Bond
9.875%, 01/15/2028		$1,968	2,160
5.750%, 05/11/2047		7,785	6,174
Turkiye Ihracat Kredi Bankasi
6.875%, 07/03/2028(D)		394	402
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030		3,980	3,660
			33,511
Ukraine — 0.9%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026(G)	EUR	506	517
NPC Ukrenergo
6.875%, 11/09/2026(G)		731	584
Ukraine Government International Bond
7.750%, 08/01/2041 (B)(G)		$1,580	1,259
4.500%, 02/01/2029(A)		235	162
4.500%, 02/01/2034(A)		526	296
4.500%, 02/01/2035(A)(D)		1,825	1,008
4.500%, 02/01/2035(A)		1,451	801
4.500%, 02/01/2036(A)		592	322
0.000%, 02/01/2030(A)(C)		205	108
0.000%, 02/01/2034(A)(C)		2,087	865
0.000%, 02/01/2035(A)(C)		3,953	1,917
0.000%, 02/01/2035(A)(C)(D)		507	246
0.000%, 02/01/2036(A)(C)		540	262
			8,347
United Arab Emirates — 1.3%
Abu Dhabi Developmental Holding PJSC
4.500%, 05/06/2030(D)		2,408	2,437
4.500%, 05/06/2030		236	239
Abu Dhabi Government International Bond
4.250%, 10/02/2035(D)		3,960	3,931

SEI Institutional International Trust	51

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.125%, 09/30/2049		$3,424	$2,484
Adnoc Murban Rsc
4.500%, 09/11/2034		953	943
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		2,304	1,583
Pearl Petroleum
13.000%, 05/15/2028(D)		700	754
			12,371
Uruguay — 1.3%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	19,700	541
5.750%, 10/28/2034		$4,283	4,591
5.442%, 02/14/2037		521	545
5.100%, 06/18/2050		201	190
Uruguay Monetary Regulation Bill
0.000%, 10/01/2025(E)(F)	UYU	23,900	600
0.000%, 10/08/2025(E)(F)		71,700	1,796
0.000%, 06/05/2026(E)(F)		12,400	294
0.000%, 07/31/2026(E)(F)		39,869	934
0.000%, 09/04/2026(E)(F)		94,552	2,201
0.000%, 10/02/2026(E)(F)		11,000	255
			11,947
Uzbekistan — 1.4%
Jscb Agrobank
9.250%, 10/02/2029		$300	325
National Bank of Uzbekistan
19.875%, 07/05/2027	UZS	4,200,000	358
Republic of Uzbekistan International Bond
16.250%, 10/12/2026(D)		5,740,000	489
15.500%, 02/25/2028(D)		36,240,000	3,050
6.947%, 05/25/2032(D)		$615	662
6.947%, 05/25/2032		400	430
5.375%, 05/29/2027	EUR	780	945
3.900%, 10/19/2031		$1,420	1,303
TBC Bank Group PLC
22.000%, 06/05/2028		20,800,000	1,786
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/2027	UZS	10,220,000	872
8.950%, 07/24/2029		$800	867
Uzbekneftegaz JSC
8.750%, 05/07/2030(D)		700	748
4.750%, 11/16/2028		1,492	1,422
			13,257
Venezuela — 1.2%
La Electricidad de Caracas
8.500%, 12/31/2059(G)		1,479	117
Petroleos de Venezuela
12.750%, 02/17/2022(G)		1,800	328
9.750%, 05/17/2035(G)		6,910	1,244
9.000%, 11/17/2021(G)		4,300	699
6.000%, 05/16/2024(G)		7,785	1,245
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.000%, 05/16/2025(G)		$4,011	$644
6.000%, 11/15/2026(G)		2,078	333
5.500%, 04/12/2037(G)		623	100
5.375%, 04/12/2027(G)		2,318	371
Venezuela Government International Bond
12.750%, 08/23/2022(G)		4,208	979
11.950%, 08/05/2031(G)		6,990	1,661
9.000%, 05/07/2023(G)		385	79
9.000%, 05/07/2026(G)	VE	7,549	1,548
7.750%, 10/13/2029(G)		$8,548	1,582
			10,930
Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(D)		796	787

Zambia — 0.2%
Zambia Government International Bond
5.750%, 06/30/2033(A)		1,119	1,070
0.500%, 12/31/2053		658	444
			1,514
Total Global Bonds
(Cost $832,632) ($ Thousands)			872,165

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bill
4.067%, 10/28/2025 (F)		3,300	3,290
U.S. Treasury Note
4.059%, USBMMY3M + 0.160%,
04/30/2027 (B)		6,700	6,696
4.058%, USBMMY3M + 0.159%,
07/31/2027 (B)		6,500	6,495
3.125%, 08/31/2029		3,500	3,428

Total U.S. Treasury Obligations
(Cost $19,792) ($ Thousands)			19,909

LOAN PARTICIPATIONS — 0.9%
Cote d'Ivoire — 0.5%
Republic of Cote d'Ivoire, First Lien
5.028%, 03/18/2026		2,210	2,584
4.920%, 07/14/2026		1,972	2,317
			4,901
Russia — 0.1%
SRBIJA
7.742%, 06/13/2029 (H)		1,000	1,163

52	SEI Institutional International Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Tanzania — 0.3%
United Republic of Tanzania, First Lien
9.584%, 04/28/2031	260	$260
9.127%, 02/06/2032	2,375	2,375

		2,635

Total Loan Participations
(Cost $8,521) ($ Thousands)		8,699

PURCHASED OPTIONS — 0.2%
Total Purchased Options
(Cost $1,537) ($ Thousands)		1,513

Total Investments in Securities — 95.6%
(Cost $862,482) ($ Thousands)		$902,286

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $862) ($ Thousands)		$(507)

A list of open exchange traded options contracts for the Fund at September 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.2%
Put Options
EUR PUT/HUF CALL	180,000	$65,700	$365.00	5/16/2026	$8
EUR PUT/HUF CALL	340,000	127,500	375.00	3/21/2026	31
EUR PUT/HUF CALL	180,000	68,400	380.00	4/18/2026	32
EUR PUT/HUF CALL	180,000	68,400	380.00	5/16/2026	33
EUR PUT/HUF CALL	180,000	65,700	365.00	5/16/2026	9
EUR PUT/HUF CALL	180,000	67,500	375.00	5/16/2026	21
EUR PUT/HUF CALL	180,000	66,600	370.00	5/16/2026	12
EUR PUT/HUF CALL	180,000	66,600	370.00	4/18/2026	12
EUR PUT/HUF CALL	180,000	67,500	375.00	5/16/2026	22
USD PUT/CLP CALL	3,400,000	3,094,000	910.00	2/21/2026	33
USD PUT/CLP CALL	7,000,000	6,475,000	925.00	1/17/2026	81
USD PUT/CZK CALL	7,000,000	141,050	20.15	12/20/2025	37
USD PUT/HUF CALL	120,000	40,200	335.00	10/18/2025	78
USD PUT/HUF CALL	7,300,000	2,394,400	328.00	12/20/2025	70
USD PUT/HUF CALL	200,000	63,600	318.00	1/17/2026	31
USD PUT/HUF CALL	360,000	115,200	320.00	11/22/2025	39
USD PUT/ILS CALL	100,000	315	3.15	1/17/2026	13
USD PUT/ILS CALL	200,000	640	3.20	12/20/2025	37
USD PUT/ILS CALL	920,000	2,852	3.10	2/21/2026	89
USD PUT/INR CALL	6,900,000	603,750	87.50	1/17/2026	11
USD PUT/INR CALL	7,400,000	654,900	88.50	5/16/2026	34
USD PUT/JPY CALL	730,000	89,060	122.00	7/18/2026	22
USD PUT/MXN CALL	14,300,000	261,690	18.30	10/18/2025	82
USD PUT/PLN CALL	7,000,000	24,920	3.56	1/17/2026	63
USD PUT/PLN CALL	7,300,000	26,645	3.65	12/20/2025	120
USD PUT/ZAR CALL	7,000,000	121,100	17.30	10/18/2025	62

SEI Institutional International Trust	53

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Debt Fund (Continued)

A list of open exchange traded options contracts for the Fund at September 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
USD PUT/ZAR CALL	12,200,000	$210,450	$17.25	12/20/2025	$183
USD PUT/ZAR CALL	7,300,000	129,210	17.70	2/21/2026	248
		15,112,882			1,513
Total Purchased Options		$15,112,882			$1,513
WRITTEN OPTIONS — 0.0%
Put Options
EUR PUT/ZAR CALL	(3,500,000)	$(70,175)	20.05	12/20/2025	$(29)
USD PUT/CLP CALL	(10,500,000)	(9,450,000)	900.00	01/17/2026	(60)
USD PUT/CZK CALL	(9,100,000)	(179,725)	19.75	12/20/2025	(20)
USD PUT/HUF CALL	(9,490,000)	(3,036,800)	320.00	12/20/2025	(34)
USD PUT/INR CALL	(11,100,000)	(949,050)	85.50	05/16/2026	(9)
USD PUT/MXN CALL	(17,160,000)	(307,164)	17.90	10/18/2025	(12)
USD PUT/PLN CALL	(10,500,000)	(36,120)	3.44	01/17/2026	(28)
USD PUT/PLN CALL	(8,030,000)	(28,507)	3.55	12/20/2025	(43)
USD PUT/ZAR CALL	(7,000,000)	(117,600)	16.80	10/18/2025	(5)
USD PUT/ZAR CALL	(18,300,000)	(300,120)	16.40	12/20/2025	(37)
USD PUT/ZAR CALL	(7,300,000)	(124,830)	17.10	02/21/2026	(112)
		(14,600,091)			(389)
Call Options
USD CALL/BRL PUT	(7,400,000)	(44,030)	5.95	10/18/2025	(3)
USD CALL/BRL PUT	(7,000,000)	(40,040)	5.72	12/20/2025	(43)
USD CALL/CLP PUT	(1,700,000)	(1,700,000)	1,000.00	06/20/2026	(48)
USD CALL/PLN PUT	(3,700,000)	(14,615)	3.95	12/20/2025	(5)
ZAR PUT/EUR CALL	(3,500,000)	(74,900)	21.40	12/20/2025	(19)
		(1,873,585)			(118)

Total Written Options		$(16,473,676)			$(507)

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Short Contracts
Euro-Schatz	(7)	Dec-2025	$(874)	$(880)	$1
U.S. 2-Year Treasury Note	(14)	Dec-2025	(2,919)	(2,918)	1
U.S. 5-Year Treasury Note	(33)	Dec-2025	(3,607)	(3,604)	3
U.S. 10-Year Treasury Note	(18)	Dec-2025	(2,018)	(2,025)	(7)
Ultra 10-Year U.S. Treasury Note	(15)	Dec-2025	(1,709)	(1,726)	(17)
			$(11,127)	$(11,153)	$(19)

54	SEI Institutional International Trust

A list of the open forward foreign currency contracts held by the Fund at September 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	10/02/25	BRL	7,807	USD	1,406	$(60)
Bank of America	10/28/25	USD	1,971	BRL	10,793	41
Bank of America	10/28/25	BRL	5,646	USD	999	(54)
Bank of America	12/10/25	ILS	1,534	USD	440	(25)
Bank of America	12/11/25	BRL	9,518	USD	1,715	(42)
Bank of America	12/17/25	USD	627	KRW	864,385	(8)
Bank of America	12/17/25	USD	903	IDR	14,900,814	(11)
Bank of America	12/17/25	USD	1,839	COP	7,266,675	(2)
Bank of America	12/17/25	ZAR	2,197	USD	125	(2)
Bank of America	12/17/25	USD	3,733	CLP	3,562,279	(27)
Bank of America	12/17/25	CZK	19,756	USD	961	5
Bank of America	12/17/25	CLP	5,294,872	USD	5,563	54
Bank of America	12/17/25	IDR	15,721,004	USD	953	12
Bank of America	12/17/25	COP	49,693,595	USD	12,576	13
Bank of America	12/17/25	COP	407,000	USD	103	–
Bank of America	05/11/26	USD	1,426	HUF	490,228	33
Barclays PLC	10/02/25	USD	1,431	TRY	61,800	55
Barclays PLC	10/14/25	USD	402	JPY	58,800	(3)
Barclays PLC	02/02/26	USD	1,195	TRY	54,900	7
BNP Paribas	10/02/25	USD	17,114	BRL	94,052	546
Brown Brothers Harriman	10/14/25	USD	41	JPY	6,000	(1)
Brown Brothers Harriman	10/14/25	EUR	11,490	USD	13,511	(1)
Brown Brothers Harriman	10/15/25	GBP	3,850	USD	5,206	23
Capital One Investing, LLC	12/17/25	USD	11,405	INR	1,017,185	(8)
Capital One Investing, LLC	12/17/25	USD	16,200	MXN	299,549	4
Citigroup	10/14/25	USD	597	KZT	318,542	(18)
Citigroup	11/04/25	USD	31	BRL	167	–
Citigroup	11/14/25	USD	3,087	THB	99,220	(13)
Deutsche Bank	10/02/25	USD	7,506	BRL	42,212	420
Deutsche Bank	10/02/25	BRL	19,286	USD	3,485	(136)
Deutsche Bank	10/03/25	USD	1,013	KZT	551,451	(9)
Deutsche Bank	10/14/25	USD	293	EUR	250	1
Deutsche Bank	10/24/25	ZAR	19,443	USD	1,085	(40)
Deutsche Bank	10/27/25	USD	2,640	HUF	886,908	32
Deutsche Bank	10/27/25	HUF	1,067,384	USD	3,088	(127)
Deutsche Bank	10/28/25	USD	998	BRL	5,646	55
Deutsche Bank	10/29/25	USD	1,069	KZT	588,468	(4)
Deutsche Bank	12/11/25	USD	827	BRL	4,503	4
Deutsche Bank	12/11/25	USD	661	BRL	3,575	(1)
Deutsche Bank	12/15/25	USD	850	PLN	3,129	12
Deutsche Bank	12/15/25	PLN	3,040	USD	821	(16)
Deutsche Bank	12/17/25	USD	51	CLP	49,180	–
Deutsche Bank	12/17/25	USD	342	MXN	6,357	2
Deutsche Bank	12/17/25	USD	393	EGP	19,655	3
Deutsche Bank	12/17/25	RON	1,536	USD	355	1
Deutsche Bank	12/17/25	USD	1,927	PLN	6,999	–
Deutsche Bank	12/17/25	USD	3,657	ILS	12,151	23

SEI Institutional International Trust	55

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	12/17/25	USD	4,698	INR	415,759	$(40)
Deutsche Bank	12/17/25	USD	6,478	CZK	134,705	43
Deutsche Bank	12/17/25	ILS	7,268	USD	2,162	(39)
Deutsche Bank	12/17/25	USD	7,431	THB	234,327	(150)
Deutsche Bank	12/17/25	MXN	17,155	USD	916	(12)
Deutsche Bank	12/17/25	PLN	20,527	USD	5,652	–
Deutsche Bank	12/17/25	TRY	105,765	USD	2,345	(51)
Deutsche Bank	12/17/25	PHP	115,592	USD	2,020	39
Deutsche Bank	12/17/25	INR	155,569	USD	1,745	2
Deutsche Bank	12/17/25	HUF	271,930	USD	810	(7)
Deutsche Bank	01/12/26	HUF	269,960	USD	800	(9)
Deutsche Bank	02/03/26	INR	74,285	USD	830	1
Deutsche Bank	03/18/26	USD	781	EGP	40,490	7
Deutsche Bank	04/01/26	USD	1,328	EUR	1,120	–
Deutsche Bank	04/01/26	HUF	447,440	USD	1,328	(7)
Deutsche Bank	05/08/26	INR	155,034	USD	1,740	19
Deutsche Bank	05/11/26	USD	1,421	EUR	1,188	(9)
Deutsche Bank	05/11/26	HUF	490,228	USD	1,421	(39)
Deutsche Bank	05/26/26	USD	1,406	EUR	1,188	6
Deutsche Bank	05/26/26	HUF	483,991	USD	1,406	(33)
Deutsche Bank	07/01/26	JPY	121,519	USD	876	33
Goldman Sachs	10/02/25	USD	1,827	BRL	10,109	72
Goldman Sachs	10/09/25	USD	2,281	TRY	101,543	145
Goldman Sachs	10/23/25	USD	578	MXN	10,844	12
Goldman Sachs	10/24/25	USD	126	ZAR	2,251	4
Goldman Sachs	12/10/25	USD	240	ILS	804	3
Goldman Sachs	12/15/25	USD	35	PLN	128	–
Goldman Sachs	12/17/25	USD	586	MXN	11,010	10
Goldman Sachs	12/17/25	MXN	808	USD	43	(1)
Goldman Sachs	12/17/25	USD	2,590	TRY	115,365	24
Goldman Sachs	12/17/25	USD	2,905	ZAR	50,533	8
Goldman Sachs	12/17/25	USD	4,275	CNY	30,245	2
Goldman Sachs	12/17/25	RON	18,917	USD	4,352	(7)
Goldman Sachs	12/17/25	ZAR	57,417	USD	3,303	(6)
Goldman Sachs	02/04/26	ZAR	15,266	USD	868	(8)
HSBC	10/02/25	USD	50	RON	220	1
HSBC	10/02/25	USD	134	IDR	2,200,000	(2)
HSBC	10/02/25	USD	437	BRL	2,385	11
HSBC	10/02/25	USD	1,030	TRY	43,516	17
HSBC	10/03/25	USD	440	PEN	1,529	2
HSBC	10/03/25	PEN	4,853	USD	1,371	(29)
HSBC	10/21/25	PEN	18,084	USD	5,135	(83)
HSBC	10/23/25	USD	1,512	TRY	64,100	3
HSBC	11/04/25	RON	3,615	USD	834	(1)
HSBC	12/18/25	TRY	6,860	USD	155	–
ICBC Financial Services	10/03/25	USD	916	KZT	497,385	(11)
ICBC Financial Services	10/14/25	USD	528	KZT	284,491	(12)
ICBC Financial Services	10/20/25	USD	455	EGP	23,500	31
ICBC Financial Services	10/29/25	USD	1,679	EGP	92,189	218
ICBC Financial Services	11/03/25	USD	516	KZT	286,694	2

56	SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	10/01/25	USD	198	MXN	3,700	$4
JPMorgan Chase Bank	10/01/25	MXN	3,700	USD	201	(1)
JPMorgan Chase Bank	10/02/25	USD	2,216	BRL	12,216	78
JPMorgan Chase Bank	10/02/25	BRL	9,820	USD	1,734	(110)
JPMorgan Chase Bank	10/02/25	IDR	25,134,172	USD	1,531	22
JPMorgan Chase Bank	10/03/25	USD	478	PEN	1,700	13
JPMorgan Chase Bank	10/10/25	USD	94	COP	370,922	–
JPMorgan Chase Bank	10/10/25	COP	100,875	USD	26	–
JPMorgan Chase Bank	10/10/25	COP	13,798,711	USD	3,418	(103)
JPMorgan Chase Bank	10/14/25	USD	831	EUR	700	(8)
JPMorgan Chase Bank	10/14/25	USD	883	HUF	300,361	22
JPMorgan Chase Bank	10/16/25	USD	719	TRY	30,932	17
JPMorgan Chase Bank	10/16/25	TRY	32,021	USD	730	(32)
JPMorgan Chase Bank	10/20/25	USD	142	MXN	2,610	–
JPMorgan Chase Bank	10/20/25	PEN	10,142	USD	2,902	(24)
JPMorgan Chase Bank	10/21/25	USD	2,607	ARS	3,227,000	(356)
JPMorgan Chase Bank	10/21/25	TRY	86,923	USD	2,049	(8)
JPMorgan Chase Bank	10/21/25	ARS	3,227,000	USD	2,324	73
JPMorgan Chase Bank	10/24/25	USD	720	INR	63,725	(4)
JPMorgan Chase Bank	10/24/25	USD	134	IDR	2,240,000	–
JPMorgan Chase Bank	10/24/25	USD	2,976	IDR	48,884,686	(46)
JPMorgan Chase Bank	10/24/25	IDR	2,417,331	USD	145	1
JPMorgan Chase Bank	10/28/25	USD	198	BRL	1,090	5
JPMorgan Chase Bank	10/28/25	BRL	354	USD	64	(2)
JPMorgan Chase Bank	11/03/25	USD	200	MXN	3,700	1
JPMorgan Chase Bank	11/03/25	USD	2,263	PHP	129,164	(47)
JPMorgan Chase Bank	11/04/25	USD	17,907	BRL	96,437	43
JPMorgan Chase Bank	11/10/25	USD	189	ZAR	3,320	3
JPMorgan Chase Bank	11/10/25	USD	670	PLN	2,439	2
JPMorgan Chase Bank	11/10/25	USD	27	PLN	99	–
JPMorgan Chase Bank	11/10/25	USD	909	MXN	16,852	6
JPMorgan Chase Bank	11/10/25	PLN	8,334	USD	2,259	(38)
JPMorgan Chase Bank	11/10/25	ZAR	171,031	USD	9,449	(438)
JPMorgan Chase Bank	11/10/25	MXN	173,804	USD	9,213	(228)
JPMorgan Chase Bank	11/13/25	UZS	866,000	USD	65	(7)
JPMorgan Chase Bank	11/17/25	USD	8,402	KRW	11,573,594	(135)
JPMorgan Chase Bank	11/17/25	KRW	51,033	USD	37	–
JPMorgan Chase Bank	11/25/25	RON	30,000	EUR	5,757	(135)
JPMorgan Chase Bank	12/01/25	USD	431	PHP	24,651	(8)
JPMorgan Chase Bank	12/08/25	USD	198	BRL	1,086	3
JPMorgan Chase Bank	12/08/25	CNY	306	USD	43	–
JPMorgan Chase Bank	12/08/25	USD	3,579	HUF	1,228,204	112
JPMorgan Chase Bank	12/08/25	USD	9,764	CNY	69,345	37
JPMorgan Chase Bank	12/08/25	HUF	9,941	USD	30	–
JPMorgan Chase Bank	12/08/25	BRL	11,183	USD	2,011	(56)
JPMorgan Chase Bank	12/09/25	USD	91	CLP	88,196	1
JPMorgan Chase Bank	12/09/25	CLP	91,442	USD	95	–
JPMorgan Chase Bank	12/10/25	USD	458	ILS	1,534	7
JPMorgan Chase Bank	12/15/25	PLN	879	USD	242	–
JPMorgan Chase Bank	12/17/25	USD	78	CNY	551	–

SEI Institutional International Trust	57

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/17/25	USD	123	EGP	6,236	$3
JPMorgan Chase Bank	12/17/25	EUR	894	USD	1,053	(3)
JPMorgan Chase Bank	12/17/25	ILS	2,655	USD	791	(13)
JPMorgan Chase Bank	12/17/25	USD	3,323	HUF	1,103,322	(10)
JPMorgan Chase Bank	12/17/25	USD	3,338	MYR	14,040	10
JPMorgan Chase Bank	12/17/25	TRY	48,729	USD	1,090	(14)
JPMorgan Chase Bank	12/17/25	CLP	1,063,174	USD	1,123	17
JPMorgan Chase Bank	12/17/25	CLP	97,650	USD	101	(1)
JPMorgan Chase Bank	12/17/25	COP	5,269,017	USD	1,341	9
JPMorgan Chase Bank	12/17/25	COP	861,469	USD	216	(2)
JPMorgan Chase Bank	01/09/26	PLN	3,075	USD	840	(6)
JPMorgan Chase Bank	01/20/26	UZS	4,588,247	USD	348	(32)
JPMorgan Chase Bank	02/02/26	USD	488	PEN	1,700	1
JPMorgan Chase Bank	02/04/26	USD	73	ZAR	1,280	–
JPMorgan Chase Bank	02/04/26	ZAR	20,744	USD	1,132	(60)
JPMorgan Chase Bank	02/12/26	USD	127	ILS	424	1
JPMorgan Chase Bank	02/12/26	ILS	5,075	USD	1,480	(58)
JPMorgan Chase Bank	03/16/26	USD	149	UYU	6,090	–
JPMorgan Chase Bank	03/26/26	USD	81	GHS	1,113	(1)
JPMorgan Chase Bank	03/30/26	USD	122	GHS	1,669	(1)
JPMorgan Chase Bank	03/31/26	USD	486	GHS	6,320	(30)
JPMorgan Chase Bank	05/11/26	EUR	712	USD	836	(10)
JPMorgan Chase Bank	07/01/26	USD	870	JPY	121,519	(27)
JPMorgan Chase Bank	12/15/26	USD	127	AZN	228	7
Morgan Stanley	10/02/25	NGN	5,533	USD	3	–
Morgan Stanley	10/02/25	BRL	9,310	USD	1,666	(82)
Morgan Stanley	10/14/25	USD	820	EUR	700	3
Morgan Stanley	10/14/25	USD	283	EUR	240	(1)
Morgan Stanley	10/23/25	USD	1,196	KRW	1,646,000	(22)
Morgan Stanley	10/23/25	MXN	38,287	USD	2,031	(52)
Morgan Stanley	10/28/25	USD	303	BRL	1,662	7
Morgan Stanley	11/12/25	PEN	6,510	USD	1,867	(10)
Morgan Stanley	11/14/25	COP	2,039,000	USD	497	(21)
Morgan Stanley	11/18/25	HUF	358,969	USD	1,051	(29)
Morgan Stanley	12/02/25	USD	313	BRL	1,700	1
Morgan Stanley	12/04/25	PLN	4,105	USD	1,095	(36)
Morgan Stanley	12/11/25	USD	424	BRL	2,307	2
Morgan Stanley	12/11/25	USD	350	BRL	1,891	(1)
Morgan Stanley	12/17/25	USD	582	PEN	2,029	3
Morgan Stanley	12/17/25	USD	615	COP	2,387,565	(11)
Morgan Stanley	12/17/25	USD	2,180	TRY	96,664	11
Morgan Stanley	12/17/25	USD	4,212	ZAR	73,724	38
Morgan Stanley	12/17/25	PEN	4,938	USD	1,411	(13)
Morgan Stanley	12/17/25	CZK	7,181	USD	350	2
Morgan Stanley	12/17/25	MXN	22,050	USD	1,178	(14)
Morgan Stanley	12/17/25	ZAR	74,520	USD	4,257	(39)
Morgan Stanley	12/17/25	HUF	847,924	USD	2,523	(23)
Morgan Stanley	12/17/25	IDR	13,201,587	USD	790	–
Morgan Stanley	01/29/26	USD	575	ZAR	10,100	5
Morgan Stanley	02/04/26	USD	204	ZAR	3,641	6

58	SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
NatWest Markets, Inc.	10/02/25	IDR	15,299,400	USD	937	$19
RBC	10/03/25	PEN	600	USD	172	(2)
RBC	10/21/25	PEN	700	USD	198	(4)
RBC	12/17/25	USD	223	INR	19,900	–
RBC	12/17/25	USD	346	PEN	1,200	–
SCB Securities	10/02/25	EUR	73	PLN	310	–
SCB Securities	10/02/25	USD	430	HUF	146,200	11
SCB Securities	10/02/25	USD	2,075	TRY	87,668	34
SCB Securities	10/02/25	EUR	3,555	CZK	87,000	25
SCB Securities	10/02/25	USD	8,256	CZK	172,315	66
SCB Securities	10/02/25	USD	12,969	PLN	47,281	63
SCB Securities	10/02/25	HUF	146,200	EUR	367	(10)
SCB Securities	10/24/25	USD	550	UZS	7,547,205	76
SCB Securities	10/28/25	USD	551	UZS	7,547,205	75
SCB Securities	10/30/25	USD	110	UZS	1,504,007	14
SCB Securities	10/30/25	UZS	4,679,000	USD	372	(16)
SCB Securities	11/04/25	EUR	73	PLN	310	–
SCB Securities	11/04/25	USD	440	HUF	146,200	–
SCB Securities	11/04/25	USD	639	BRL	3,433	–
SCB Securities	11/04/25	EUR	3,572	CZK	87,000	1
SCB Securities	11/04/25	USD	8,329	CZK	172,315	4
SCB Securities	11/04/25	USD	13,506	PLN	49,021	2
SCB Securities	11/04/25	HUF	146,200	EUR	374	–
SCB Securities	11/06/25	USD	524	UZS	7,161,937	69
SCB Securities	11/13/25	USD	194	UZS	2,623,807	24
SCB Securities	11/20/25	USD	369	UZS	4,949,387	41
SCB Securities	12/17/25	USD	124	EUR	106	1
SCB Securities	12/17/25	USD	4,476	EUR	3,787	(6)
SCB Securities	12/17/25	EUR	5,885	USD	6,956	10
SCB Securities	12/17/25	ZAR	32,493	USD	1,857	(16)
SCB Securities	01/21/26	USD	697	UZS	8,986,987	48
SCB Securities	06/03/26	USD	411	AZN	725	16
Societe Generale	10/02/25	USD	1,029	TRY	43,516	17
Societe Generale	10/02/25	RON	3,738	USD	859	(5)
Societe Generale	10/02/25	EUR	5,377	RON	27,360	9
Societe Generale	10/03/25	USD	916	KZT	496,790	(12)
Societe Generale	10/21/25	PEN	18,084	USD	5,115	(103)
Societe Generale	10/29/25	USD	609	EGP	30,411	17
Societe Generale	11/03/25	USD	1,032	KZT	573,440	4
Societe Generale	11/04/25	RON	960	USD	221	–
Societe Generale	11/04/25	EUR	5,365	RON	27,360	3
Societe Generale	12/17/25	COP	16,730,404	USD	4,250	21
Standard Bank	12/17/25	USD	1,306	EGP	65,290	8
Standard Bank	12/17/25	IDR	11,698,478	USD	703	3
Standard Bank	05/08/26	INR	8,544	USD	95	–
UBS	10/02/25	BRL	16,614	USD	3,128	9
UBS	10/28/25	USD	542	BRL	2,990	15
UBS	11/04/25	USD	3,104	BRL	16,614	(12)
UBS	11/14/25	THB	4,900	USD	155	3
UBS	12/11/25	USD	265	BRL	1,435	–

SEI Institutional International Trust	59

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
UBS	12/17/25	IDR	38,233,572	USD	2,284	$(3)
Wells Fargo	10/02/25	RON	3,894	USD	896	(4)
Wells Fargo	11/04/25	USD	188	CZK	3,900	—
Wells Fargo	11/04/25	RON	3,797	USD	877	—
						$(420)

A list of the open OTC swap agreements held by the Fund at September 30, 2025, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	COLOMBIA	Buy	1.00%	Quarterly	12/20/2026	$4,300	$(13)	$(7)	$(6)
Morgan Stanley	EGYPT	Buy	1.00%	Quarterly	12/20/2028	1,700	110	410	(300)
Bank of America	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	900	(11)	16	(27)
JPMorgan Chase	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	300	(4)	4	(8)
Morgan Stanley	MEXICO	Buy	1.00%	Quarterly	12/20/2029	4,800	(54)	33	(87)
JPMorgan Chase	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2026	3,300	(25)	(13)	(12)
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2026	5,000	1	11	(10)
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2030	2,300	68	91	(23)
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2030	600	18	17	1
							$90	$562	$(472)

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	38.9%	BISTTREF	Quarterly	03/30/2026	TRY	131,000	$6	$–	$6

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	PAYB TRSJPEICRIG 10/30/25	JPEICRIG + 0 BS	USD - SECURED OVERNIGHT FINANCING RATE	Monthly	10/30/2025	USD	1,010	$7	$–	$7
JPMorgan Chase	ZAMBIA 06/28/26	USD - SECURED OVERNIGHT FINANCING RATE	ZAMBIA	Quarterly	06/28/2026	ZMW	11,200	1	–	1
								$8	$–	$8

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2025, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.43.V1 1.0 06/20/30	Buy	1.00%	Quarterly	06/20/2030	$12,200	$188	$235	$(47)

60	SEI Institutional International Trust

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.40%	THB - THOR	Quarterly	12/17/2035	THB	82,000	$18	$1	$17
CETIP	15%	Annually	01/02/2029	BRL	39,002	453	(5)	458
2.2%	EURIBOR	Annually	03/19/2035	EUR	4,500	200	21	179
BZDIOVRA	14.86%	Annually	01/02/2029	BRL	35,793	389	–	389
2.2322%	6-MONTH EURIBOR	Annually	12/18/2034	EUR	1,900	74	–	74
BZDIOVRA	15.38%	Annually	01/02/2029	BRL	6,579	93	–	93
SOFR	4.07%	Annually	02/13/2030	USD	1,802	52	–	52
3.9%	6-MONTH PRIBOR	Annually	06/18/2035	CZK	35,000	37	5	32
THB - THOR	1.718%	Quarterly	06/18/2030	THB	45,000	37	–	37
1-DAY MIBOR	5.96%	Semi-Annually	06/18/2030	INR	410,000	46	–	46
BZDIOVRA	14.77%	Annually	01/02/2029	BRL	9,973	99	–	99
THB - THOR	1.3%	Quarterly	06/18/2028	THB	150,000	32	–	32
COOVIBR	8.03%	Quarterly	05/06/2027	COP	16,250,000	(30)	–	(30)
COOVIBR	7.74%	Quarterly	09/17/2027	COP	11,500,000	(39)	–	(39)
8.87%	COOVIBR	Quarterly	09/17/2035	COP	4,800,000	23	–	23
BZDIOVRA	13.3125%	Annually	01/02/2029	BRL	16,706	17	–	17
4.45%	6-MONTH WIBOR	Annually	09/17/2035	PLN	8,700	16	4	12
CLICP	4.712%	Semi-Annually	09/17/2030	CLP	1,800,000	(9)	–	(9)
4.405%	CLICP	Semi-Annually	09/17/2027	CLP	4,000,000	12	–	12
5.165%	CLICP	Semi-Annually	09/17/2035	CLP	1,200,000	7	–	7
6-MONTH BUBOR	5.85%	Semi-Annually	09/17/2028	HUF	600,000	(17)	(6)	(11)
6-MONTH BUBOR	6.05%	Semi-Annually	09/17/2030	HUF	800,000	(22)	(7)	(15)
6-MONTH PRIBOR	3.4%	Semi-Annually	09/17/2030	CZK	33,000	(38)	(4)	(34)
6-MONTH PRIBOR	5.885%	Semi-Annually	09/17/2028	HUF	1,300,000	(33)	–	(33)
9.55%	COOVIBR	Quarterly	09/17/2035	COP	2,300,000	(15)	–	(15)
3.69%	SOFR	Annually	07/02/2035	USD	4,944	(19)	1	(20)
1-DAY MIBOR	5.471%	Semi-Annually	09/17/2027	INR	800,000	25	–	25
BZDIOVRA	13.585%	Annually	01/02/2029	BRL	14,165	37	–	37
BZDIOVRA	13.5375%	Annually	01/02/2029	BRL	4,532	10	–	10
4.1127%	SOFR	Annually	07/25/2055	USD	950	(30)	–	(30)
6-MONTH PRIBOR	3.55%	Semi-Annually	09/17/2027	CZK	92,000	(12)	–	(12)
4.03%	6-MONTH WIBOR	Annually	09/17/2027	PLN	32,600	12	–	12
7.85%	1-DAY MXIBTIEF	Monthly	12/05/2035	MXN	22,000	(6)	(1)	(5)
1-DAY MXIBTIEF	7.35%	Monthly	12/11/2030	MXN	34,000	1	–	1
6.628%	3-MONTH JIBAR	Quarterly	12/17/2027	ZAR	164,500	9	–	9
SOFR	3.4143%	Annually	09/29/2027	USD	4,503	2	–	2
SOFR	3.4258%	Annually	10/01/2027	USD	4,183	3	–	3
China 7-Day Reverse Repo Rate	1.416%	Quarterly	12/17/2029	CNY	64,070	(76)	–	(76)
INR - Overnight MIBOR	6.08%	Semi-Annually	12/19/2029	INR	908,000	155	–	155
6-MONTH PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	133,930	(235)	(5)	(230)
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	4,200	48	–	48
1-DAY MXIBTIEE	8.89%	Monthly	12/18/2026	MXN	473,064	562	35	527
CETIP	15.26%	Annually	01/02/2029	BRL	18,400	248	–	248
1-DAY MXIBTIEE	8.905%	Monthly	12/18/2026	MXN	169,316	203	–	203
THB - THOR	1.9045%	Quarterly	12/20/2029	THB	110,700	111	–	111
INR - Overnight MIBOR	6.0675%	Semi-Annually	02/03/2030	INR	332,285	54	15	39
1-DAY MIBOR	6.04%	Semi-Annually	02/04/2030	INR	336,920	51	(5)	56
1-DAY MXIBTIEE	8.5235%	Monthly	02/20/2035	MXN	109,520	330	177	153
2.0195%	THB - THOR	Quarterly	03/21/2035	THB	21,630	(37)	–	(37)
1-DAY MIBOR	5.7645%	Semi-Annually	04/09/2030	INR	213,700	7	2	5
6-MONTH WIBOR	4.0405%	Semi-Annually	04/11/2030	PLN	6,843	(8)	–	(8)
6-MONTH WIBOR	4.325%	Semi-Annually	04/15/2035	PLN	14,710	(49)	(3)	(46)
CETIP	13.5403%	Annually	01/02/2030	BRL	8,700	23	7	16
3-MONTH JIBAR	7.327%	Quarterly	07/10/2030	ZAR	43,200	35	–	35

SEI Institutional International Trust	61

SCHEDULE OF INVESTMENTS

September 30, 2025

Emerging Markets Debt Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY MIBOR	5.701%	Semi-Annually	07/11/2030	INR	301,300	$(3)	$–	$(3)
CETIP	13.4043%	Annually	01/03/2028	BRL	16,600	7	–	7
CETIP	13.28%	Annually	01/03/2028	BRL	77,900	(3)	2	(5)
7.1265%	3-MONTH BA	Quarterly	08/19/2030	ZAR	6,400	(2)	–	(2)
3-MONTH KWCDC	2.6645%	Quarterly	03/19/2030	KRW	1,734,000	(4)	–	(4)
3-MONTH KWCDC	2.6805%	Quarterly	03/19/2030	KRW	1,866,000	(4)	–	(4)
2.4%	6-MONTH EURIBOR	Annually	03/20/2054	EUR	500	58	15	43
3-MONTH JIBAR	9.15%	Quarterly	03/20/2039	ZAR	30,700	99	15	84
SOFR	4.00%	Annually	09/18/2034	USD	7,000	216	55	161
1.1%	JPY - TONAR	Annually	09/18/2034	JPY	726,000	137	(8)	145
4.6%	SONIA	Annually	09/17/2055	GBP	2,200	18	(5)	23
						$3,375	$306	$3,069

Percentages are based on Net Assets of $943,363 ($ Thousands).

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	No interest rate available.
(D)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2025, the value of these securities amounted to $94,614 ($ Thousands), representing 10.0% of the Net Assets of the Fund.
(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security is in default on interest payment.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Global Bonds	–	872,165	–	872,165
U.S. Treasury Obligations	–	19,909	–	19,909
Loan Participations	–	7,536	1,163	8,699
Purchased Options	1,513	–	–	1,513
Total Investments in Securities	1,513	899,610	1,163	902,286
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(507)	–	–	(507)
Futures Contracts*
Unrealized Appreciation	5	–	–	5
Unrealized Depreciation	(24)	–	–	(24)
Forward Contracts*
Unrealized Appreciation	–	3,345	–	3,345
Unrealized Depreciation	–	(3,765)	–	(3,765)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	1	–	1
Unrealized Depreciation	–	(473)	–	(473)
Interest Rate Swap*
Unrealized Appreciation	–	6	–	6
Total Return Swaps*
Unrealized Appreciation	–	8	–	8
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(47)	–	(47)
Interest Rate Swaps*
Unrealized Appreciation	–	3,737	–	3,737
Unrealized Depreciation	–	(668)	–	(668)
Total Other Financial Instruments	(526)	2,144	–	1,618

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

62	SEI Institutional International Trust

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand
Portfolio Abbreviations
ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BPSW5 — GBP Swap 5 Year
BROIS — Brazil Overnight Index Swap
BURBOR — Budapest Interbank Offered Rate
CETIP — Central Custody and Financial Settlement of Securities
CME — Chicago Mercantile Exchange
CDO — Collateralized Debt Obligation
CMTUSD6Y — Constant Maturity Treasury 6 Year
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
EUAMDBO1 — EURIBOR ICE Swap Rate 11:00am
EUAMDB05 — EURIBOR ICE Swap Rate 11:00am
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
EUR003M — EURIBOR 3 Month
EUSA1 — EUR Swap Annual 1 Year
EUSA5 — EUR Swap Annual 5 Year
EUSA6 — EUR Swap Annual 6 Year
EUSA9 — EUR Swap Annual 9 Year
EUSA12 — EUR Swap Annual 12 Year
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
GUKG1 — United Kingdom Government Bonds 1 Year Note Generic Bid Yield
GUKG5 — United Kingdom Government Bonds 5 Year Note Generic Bid Yield
H15T5Y — US Treasury Curve Rate T Note Constant Maturity 5 Year
H15T7Y — US Treasury Curve Rate T Note Constant Maturity 7 Year
IO — Interest Only — face amount represents notional amount
KWCDC — South Korean Won 3 Month Certificate of Deposit
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
MTN — Medium Term Note
MIBOR — Mumbai Interbank Offered Rate
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate

SEI Institutional International Trust	63

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

(Concluded)

SOFRRATE — U.S. SOFR

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Custom SOFR Index

SONIA — Sterling Overnight Index Average

SONIO/N — SONIA Interest Rate Benchmark

SPDR — Standard & Poor's Depository Receipt

STACR — Structured Agency Credit Risk

TBA — To Be Announced

THOR — Thai Overnight Repurchase Rate

TONAR — Japan Tokyo Overnight Average Rate

TSFR3M— CME Term SOFR 3 Month

TELBOR — Tel Aviv Interbank Offered Rate

US0003M— ICE LIBOR USD 3 Month

USSW5— USD Swap Semi 30/360 5 Year Currency

WIBOR— Warsaw Interbank Offered Rate

64	SEI Institutional International Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

September 30, 2025

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Assets:
Investments, at value †	$3,556,073	$1,559,249	$361,865	$902,286
Affiliated investments, at value ††	37,536	21,557	–	–
Cash	46,204	13,380	6,933	23,453
Cash pledged as collateral for futures contracts	2,509	651	1,436	131
Cash pledged as collateral on centrally cleared swap contracts	–	–	2,077	6,768
Cash pledged as collateral on OTC swap contracts	–	–	2,341	6,120
Foreign currency, at value †††	11,934	7,463	2,099	2,623
Receivable for fund shares sold	579	197	248	415
Receivable for investment securities sold	1,788	2,733	–	18,761
Dividends and interest receivable	8,110	3,198	4,218	15,207
Unrealized gain on forward foreign currency contracts	–	–	2,603	3,345
Unrealized gain on foreign spot currency contracts	–	–	–	62
Due from broker	–	–	–	106
OTC Swap contracts, at value ††††	–	–	–	2,215
Foreign tax reclaim receivable	28,665	263	–	–
Receivable for variation margin	92	73	1,839	1,237
Prepaid expenses	42	17	4	11
Total Assets	3,693,532	1,608,781	385,663	982,740
Liabilities:
Payable for investment securities purchased	168	4,534	4,406	28,942
Payable for fund shares redeemed	2,550	4,616	143	750
OTC Swap contracts, at value ††††	1,956	–	11	2,111
Options written, at value †††††	–	–	–	507
Payable to broker	–	–	90	1,100
Payable for variation margin	12	–	1,690	1,185
Administration fees payable	679	156	90	263
Unrealized loss on foreign currency spot contracts	1	1	–	119
Unrealized loss on forward foreign currency contracts	–	–	2,348	3,765
Trustees fees payable	2	1	–	–
Chief compliance officer fees payable	7	3	1	2
Administrative servicing fees payable	4	–	–	–
Shareholder servicing fees payable	662	294	68	175
Investment advisory fees payable	1,515	909	92	287
Accrued expense payable	369	317	90	171
Accrued foreign capital gains tax on appreciated securities	–	2,510	–	–
Total Liabilities	7,925	13,341	9,029	39,377
Net Assets	$3,685,607	$1,595,440	$376,634	$943,363
† Cost of investments	$2,763,541	$1,133,560	$365,405	$862,482
†† Cost of affiliated investments	37,536	21,557	–	–
††† Cost of foreign currency	11,904	7,203	2,150	2,466
†††† Cost (premiums received)	–	–	23	562
††††† Premiums received from written options	–	–	–	862

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust	65

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (Concluded)

September 30, 2025

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$2,417,247	$1,198,958	$426,818	$1,186,427
Total distributable earnings/(loss)	1,268,360	396,482	(50,184)	(243,064)
Net Assets	$3,685,607	$1,595,440	$376,634	$943,363
Net Asset Value, Offering and Redemption Price Per Share — Class F	$14.37	$13.99	$9.17	$9.38
	($3,269,789,495 ÷	($1,443,376,099 ÷	($334,967,663 ÷	($852,574,788 ÷
	227,538,593 shares)	103,166,911 shares)	36,524,143 shares)	90,847,606 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$14.40	N/A	N/A	N/A
	($964,822 ÷
	66,999 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$14.37	$14.00	$9.25	$9.30
	($414,852,752 ÷	($152,064,159 ÷	($41,666,113 ÷	($90,787,769 ÷
	28,867,697 shares)	10,860,892 shares)	4,502,299 shares)	9,763,083 shares)

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

66	SEI Institutional International Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended September 30, 2025

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$114,615	$48,959	$–	$–
Income from affiliated investments(1)	1,642	592	–	–
Interest income	5,285	448	12,871	74,595
Less: foreign taxes withheld	(10,092)	(5,508)	(182)	(796)
Total Investment Income	111,450	44,491	12,689	73,799
Expenses:
Investment advisory fees	17,804	10,258	1,101	5,566
Administration fees	11,023	5,561	1,395	3,525
Shareholder servicing fees — Class F	7,882	3,334	823	2,105
Shareholder servicing fees — Class I	2	–	–	–
Administrative servicing fees — Class I	2	–	–	–
Custodian/wire agent fees	744	883	202	484
Proxy fees	627	251	67	167
Printing fees	599	252	62	157
Professional fees	196	83	20	49
Registration fees	105	42	11	32
Trustees' fees	104	43	11	27
Chief compliance officer fees	29	13	3	7
Other expenses	213	90	101	174
Total Expenses	39,330	20,810	3,796	12,293
Less:
Waiver of investment advisory fees	–	–	–	(2,133)
Waiver of administration fees	(1,740)	(2,761)	(289)	(498)
Waiver of shareholder servicing fees — Class F	(63)	–	–	–
Net Expenses	37,527	18,049	3,507	9,662
Net Investment Income	73,923	26,442	9,182	64,137
Net Realized Gain (Loss) on:
Investments	483,838	106,390	(2,977)	(192)
Written options	–	–	–	(1,199)
Futures contracts	5,948	4,285	527	(1,362)
Swap contracts	41,467	–	(97)	(153)
Purchased options	–	–	–	1,933
Capital gains tax	(143)	(2,485)	–	–
Foreign currency transactions	(3,127)	(933)	2,557	(15,459)
Forward foreign currency contracts	–	–	(8,384)	4,111
Net Realized Gain (Loss)	527,983	107,257	(8,374)	(12,321)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	38,540	114,624	286	28,260
Written options	–	–	–	356
Futures contracts	(17)	(827)	332	290
Purchased options	–	–	–	(24)
Swap contracts	2,559	–	235	3,458
Foreign capital gains tax on appreciated securities	–	4,470	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	1,467	428	(78)	220
Forward foreign currency contracts	–	–	6,139	(3,523)
Net Change in Unrealized Appreciation (Depreciation)	42,549	118,695	6,914	29,037
Net Increase in Net Assets Resulting from Operations	$644,455	$252,394	$7,722	$80,853

(1)	See Note 5 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust	67

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

	International Equity Fund		Emerging Markets Equity Fund
	2025	2024	2025	2024
Operations:
Net investment income	$73,923	$81,024	$26,442	$26,252
Net realized gain (loss)	527,983	290,264	107,257	36,361
Net change in unrealized appreciation (depreciation)	42,549	509,103	118,695	242,837
Net Increase in Net Assets Resulting from Operations	644,455	880,391	252,394	305,450
Distributions:
Class F	(329,631)	(72,176)	(39,228)	(20,675)
Class I	(93)	(18)	N/A	N/A
Class Y	(37,136)	(8,619)	(4,098)	(2,632)
Total Dividends	(366,860)	(80,813)	(43,326)	(23,307)
Capital Share Transactions:
Class F:
Proceeds from shares issued	297,120	411,545	259,967	293,472
Reinvestment of dividends & distributions	299,665	66,280	35,742	18,879
Cost of shares redeemed	(1,250,360)	(932,981)	(501,502)	(374,757)
Net Decrease from Class F Transactions	(653,575)	(455,156)	(205,793)	(62,406)
Class I:
Proceeds from shares issued	17	11	N/A	N/A
Reinvestment of dividends & distributions	56	10	N/A	N/A
Cost of shares redeemed	(156)	(179)	N/A	N/A
Net Decrease from Class I Transactions	(83)	(158)	N/A	N/A
Class Y:
Proceeds from shares issued	63,637	41,659	24,805	20,826
Reinvestment of dividends & distributions	33,685	8,004	3,747	2,449
Cost of shares redeemed	(134,270)	(76,567)	(46,156)	(40,461)
Net Decrease from Class Y Transactions	(36,948)	(26,904)	(17,604)	(17,186)
Net Decrease in Net Assets Derived from Capital Share Transactions	(690,606)	(482,218)	(223,397)	(79,592)
Net Increase (Decrease) in Net Assets	(413,011)	317,360	(14,329)	202,551
Net Assets:
Beginning of Year	4,098,618	3,781,258	1,609,769	1,407,218
End of Year	$3,685,607	$4,098,618	$1,595,440	$1,609,769
Capital Share Transactions:
Class F:
Shares issued	23,573	34,994	22,132	27,103
Reinvestment of distributions	26,065	5,709	3,273	1,784
Shares redeemed	(98,205)	(78,713)	(42,171)	(34,398)
Total Class F Transactions	(48,567)	(38,010)	(16,766)	(5,511)
Class I:
Shares issued	1	1	N/A	N/A
Reinvestment of distributions	5	1	N/A	N/A
Shares redeemed	(11)	(15)	N/A	N/A
Total Class I Transactions	(5)	(13)	N/A	N/A
Class Y:
Shares issued	5,210	3,508	2,087	1,922
Reinvestment of distributions	2,933	690	343	232
Shares redeemed	(10,529)	(6,493)	(3,860)	(3,691)
Total Class Y Transactions	(2,386)	(2,295)	(1,430)	(1,537)
Net Decrease in Shares Outstanding from Share Transactions	(50,958)	(40,318)	(18,196)	(7,048)

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

68	SEI Institutional International Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the years ended September 30,

	International Fixed Income Fund		Emerging Markets Debt Fund
	2025	2024	2025	2024
Operations:
Net investment income	$9,182	$9,645	$64,137	$69,828
Net realized gain (loss)	(8,374)	(25,871)	(12,321)	(43,544)
Net change in unrealized appreciation (depreciation)	6,914	53,759	29,037	160,284
Net Increase in Net Assets Resulting from Operations	7,722	37,533	80,853	186,568
Distributions:
Class F	—	—	(56,929)	(56,865)
Class Y	—	—	(6,010)	(5,453)
Total Dividends	—	—	(62,939)	(62,318)
Capital Share Transactions:
Class F:
Proceeds from shares issued	56,033	55,633	77,140	106,380
Reinvestment of dividends & distributions	N/A	N/A	50,563	50,774
Cost of shares redeemed	(112,978)	(88,862)	(285,471)	(379,686)
Net Decrease from Class F Transactions	(56,945)	(33,229)	(157,768)	(222,532)
Class Y:
Proceeds from shares issued	12,059	4,711	10,491	11,669
Reinvestment of dividends & distributions	—	—	5,252	4,817
Cost of shares redeemed	(15,921)	(18,151)	(20,846)	(24,736)
Net Decrease from Class Y Transactions	(3,862)	(13,440)	(5,103)	(8,250)
Net Decrease in Net Assets Derived from Capital Share Transactions	(60,807)	(46,669)	(162,871)	(230,782)
Net Decrease in Net Assets	(53,085)	(9,136)	(144,957)	(106,532)
Net Assets:
Beginning of Year	429,719	438,855	1,088,320	1,194,852
End of Year	$376,634	$429,719	$943,363	$1,088,320
Capital Share Transactions:
Class F:
Shares issued	6,213	6,445	8,745	12,418
Reinvestment of distributions	—	—	5,789	6,011
Shares redeemed	(12,631)	(10,258)	(32,473)	(44,187)
Total Class F Transactions	(6,418)	(3,813)	(17,939)	(25,758)
Class Y:
Shares issued	1,323	542	1,198	1,375
Reinvestment of distributions	—	—	607	574
Shares redeemed	(1,766)	(2,112)	(2,400)	(2,933)
Total Class Y Transactions	(443)	(1,570)	(595)	(984)
Net Decrease in Shares Outstanding from Share Transactions	(6,861)	(5,383)	(18,534)	(26,742)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust	69

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class F
2025	$13.33	$0.26	$2.12	$2.38	$(0.37)	$(0.97)	$(1.34)	$14.37	20.69%	$3,269,789	1.09	%(2)	1.14%	2.06%	89%
2024	10.87	0.24	2.46	2.70	(0.24)	—	(0.24)	13.33	25.13	3,680,808	1.10		1.10	2.04	72
2023	8.66	0.21	2.18	2.39	(0.18)	—	(0.18)	10.87	27.81	3,415,372	1.10		1.11	1.99	87
2022	13.57	0.21	(3.38)	(3.17)	(0.23)	(1.51)	(1.74)	8.66	(26.82)	3,114,144	1.09		1.09	1.91	108
2021	10.86	0.16	2.67	2.83	(0.12)	—	(0.12)	13.57	26.18	4,242,911	1.08		1.08	1.19	105
Class I
2025	$13.36	$0.24	$2.11	$2.35	$(0.34)	$(0.97)	$(1.31)	$14.40	20.34%	$965	1.34	%(3)	1.39%	1.85%	89%
2024	10.90	0.21	2.46	2.67	(0.21)	—	(0.21)	13.36	24.78	961	1.35		1.35	1.78	72
2023	8.67	0.19	2.19	2.38	(0.15)	—	(0.15)	10.90	27.63	929	1.36		1.36	1.76	87
2022	13.59	0.17	(3.38)	(3.21)	(0.20)	(1.51)	(1.71)	8.67	(27.05)	743	1.34		1.34	1.44	108
2021	10.87	0.12	2.69	2.81	(0.09)	—	(0.09)	13.59	25.91	1,611	1.33		1.33	0.93	105
Class Y
2025	$13.34	$0.30	$2.11	$2.41	$(0.41)	$(0.97)	$(1.38)	$14.37	20.96%	$414,853	0.84	%(4)	0.89%	2.36%	89%
2024	10.88	0.28	2.45	2.73	(0.27)	—	(0.27)	13.34	25.42	416,849	0.85		0.85	2.31	72
2023	8.66	0.24	2.19	2.43	(0.21)	—	(0.21)	10.88	28.26	364,957	0.86		0.86	2.26	87
2022	13.58	0.24	(3.39)	(3.15)	(0.26)	(1.51)	(1.77)	8.66	(26.70)	297,968	0.84		0.84	2.17	108
2021	10.86	0.19	2.68	2.87	(0.15)	—	(0.15)	13.58	26.55	393,903	0.83		0.83	1.44	105
Emerging Markets Equity Fund
Class F
2025	$12.17	$0.21	$1.96	$2.17	$(0.35)	$—	$(0.35)	$13.99	18.60%	$1,443,376	1.25	%(5)	1.44%	1.78%	75%
2024	10.10	0.19	2.05	2.24	(0.17)	—	(0.17)	12.17	22.43	1,459,994	1.44		1.57	1.72	70
2023	9.18	0.19	0.94	1.13	(0.21)	—	(0.21)	10.10	12.32	1,267,365	1.68		1.78	1.82	95
2022	14.23	0.14	(3.96)	(3.82)	(0.15)	(1.08)	(1.23)	9.18	(29.26)	1,229,709	1.71		1.81	1.21	93
2021	12.06	0.11	2.14	2.25	(0.08)	—	(0.08)	14.23	18.63	1,786,493	1.70		1.80	0.73	100
Class Y
2025	$12.19	$0.24	$1.95	$2.19	$(0.38)	$—	$(0.38)	$14.00	18.82%	$152,064	1.00	%(6)	1.19%	2.05%	75%
2024	10.11	0.21	2.07	2.28	(0.20)	—	(0.20)	12.19	22.82	149,775	1.19		1.32	1.94	70
2023	9.19	0.21	0.94	1.15	(0.23)	—	(0.23)	10.11	12.63	139,853	1.43		1.53	2.02	95
2022	14.25	0.18	(3.98)	(3.80)	(0.18)	(1.08)	(1.26)	9.19	(29.10)	118,670	1.46		1.56	1.50	93
2021	12.07	0.14	2.15	2.29	(0.11)	—	(0.11)	14.25	18.96	153,789	1.45		1.55	0.98	100

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements.
**	See Note 5 in Notes to Financial Statements.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.07%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.32%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.82%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.23%.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

70	SEI Institutional International Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Fixed Income Fund
Class F
2025	$8.97	$0.22	$(0.02)	$0.20	$—	$—	$—	$9.17	2.23%	$334,968	0.98	%(2)	1.06%	2.48%	87%
2024	8.23	0.19	0.55	0.74	—	—	—	8.97	8.99	385,079	1.01		1.04	2.17	167
2023	9.13	0.11	0.05	0.16	(1.05)	(0.01)	(1.06)	8.23	1.88	384,986	1.02		1.06	1.35	44
2022	10.37	0.05	(1.08)	(1.03)	(0.08)	(0.13)	(0.21)	9.13	(10.15)	410,864	1.02		1.07	0.53	47
2021	10.46	0.03	(0.12)	(0.09)	—	— ^	—	10.37	(0.83)	485,178	1.02		1.07	0.32	65
Class Y
2025	$9.03	$0.25	$(0.03)	$0.22	$—	$—	$—	$9.25	2.44%	$41,666	0.73	%(3)	0.81%	2.71%	87%
2024	8.27	0.21	0.55	0.76	—	—	—	9.03	9.19	44,640	0.76		0.79	2.41	167
2023	9.16	0.14	0.05	0.19	(1.07)	(0.01)	(1.08)	8.27	2.30	53,870	0.77		0.81	1.59	44
2022	10.41	0.08	(1.10)	(1.02)	(0.10)	(0.13)	(0.23)	9.16	(10.00)	72,269	0.77		0.82	0.78	47
2021	10.47	0.06	(0.12)	(0.06)	—	— ^	—	10.41	(0.54)	76,381	0.77		0.82	0.57	65
Emerging Markets Debt Fund
Class F
2025	$9.14	$0.61	$0.22	$0.83	$(0.59)	$—	$(0.59)	$9.38	9.75%	$852,575	1.06	%(4)	1.35%	6.89%	149%
2024	8.19	0.53	0.88	1.41	(0.46)	—	(0.46)	9.14	17.75	994,439	1.11		1.38	6.16	103
2023	7.52	0.48	0.51	0.99	(0.32)	—	(0.32)	8.19	13.13	1,102,419	1.30		1.56	5.79	95
2022	10.06	0.40	(2.78)	(2.38)	(0.16)	—	(0.16)	7.52	(24.04)	1,108,531	1.36		1.62	4.52	88
2021	9.80	0.40	0.06	0.46	(0.20)	—	(0.20)	10.06	4.71	1,433,739	1.36		1.61	3.87	91
Class Y
2025	$9.06	$0.62	$0.23	$0.85	$(0.61)	$—	$(0.61)	$9.30	10.12%	$90,788	0.81	%(5)	1.10%	7.13%	149%
2024	8.15	0.55	0.86	1.41	(0.50)	—	(0.50)	9.06	17.95	93,881	0.86		1.13	6.43	103
2023	7.49	0.50	0.51	1.01	(0.35)	—	(0.35)	8.15	13.50	92,433	1.05		1.31	6.08	95
2022	10.03	0.42	(2.77)	(2.35)	(0.19)	—	(0.19)	7.49	(23.87)	84,482	1.11		1.37	4.77	88
2021	9.79	0.42	0.07	0.49	(0.25)	—	(0.25)	10.03	4.98	107,402	1.11		1.36	4.12	91

^	Amount represents less than $0.005.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements.
**	See Note 5 in Notes to Financial Statements.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.96%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.71%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.04%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.79%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust	71

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The assets of each Fund are segregated, and a Shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer Class F (formerly Class A) and Class Y shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

72	SEI Institutional International Trust

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”). However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The International Equity and Emerging Markets Equity Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the International Equity and Emerging Markets Equity Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity and Emerging Markets Equity Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the vendor. Additionally, if a local market in which the International Equity or Emerging Markets Equity Funds own securities is closed for one or more days (scheduled or unscheduled) while the Fund is open, and if such securities in a Fund’s portfolio exceed the predetermined confidence interval discussed above, then such Fund shall value such securities based on the fair value prices provided by the vendor.

SEI Institutional International Trust	73

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended September 30, 2025, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

74	SEI Institutional International Trust

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes —Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of September 30, 2025, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

SEI Institutional International Trust	75

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of September 30, 2025, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of September 30, 2025, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR (Secured Overnight Financing Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

76	SEI Institutional International Trust

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of September 30, 2025, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds”, are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

SEI Institutional International Trust	77

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements ("ISDA Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows ($ Thousands):

International Fixed Income Fund Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)(1)
0-100	$–	$–	$–	$–	$–	$–
101-200	–	–	–	–	–	–
201-300	–	–	–	–	–	–
301-400	–	–	430	–	–	430
Greater than 400	–	–	–	–	–	–
Total	$–	$–	$430	$–	$–	$430

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

78	SEI Institutional International Trust

4. DERIVATIVE CONTRACTS

The following tables show the derivatives categorized by underlying risk exposure. The fair value of derivative instruments as of year end was as follows ($ Thousand):

	Asset Derivatives			Liability Derivatives
	Year ended September 30, 2025			Year ended September 30, 2025
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
International Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$628	*	Unrealized depreciation on futures contracts	$7	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	1,956	†
Total derivatives not accounted for as hedging instruments		$628			$1,963
Emerging Markets Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$85	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$85			$—
International Fixed Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$341	*	Unrealized depreciation on futures contracts	$568	*
	Unrealized appreciation on swaps contracts	669	†	Unrealized depreciation on swaps contracts	98	†
Credit Contracts	Unrealized appreciation on swaps contracts	—	†	Unrealized depreciation on swaps contracts	34	†
	Unrealized appreciation on swaps contracts	7	†	Unrealized depreciation on swaps contracts	178	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,603		Unrealized loss on forward foreign currency contracts	2,348
Total derivatives not accounted for as hedging instruments		$3,620			$3,226
Emerging Markets Debt Fund
Equity contracts	Unrealized appreciation on swaps contracts	$8	*	Unrealized depreciation on swpas contracts	$—	*
Interest rate contracts	Unrealized appreciation on futures contracts	5	*	Unrealized depreciation on futures contracts	24	*
	Unrealized appreciation on swaps contracts	3,743	†	Unrealized depreciation on swaps contracts	668	†
	Investments, at value**	1,513		Options written, at value	507
Credit Contracts	Unrealized appreciation on swaps contracts	1	†	Unrealized depreciation on swaps contracts	473	†
	Unrealized appreciation on swaps contracts	—	†	Unrealized depreciation on swaps contracts	47	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,345		Unrealized loss on forward foreign currency contracts	3,765
Total derivatives not accounted for as hedging instruments		$8,615			$5,484

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

**	Includes purchased options.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

SEI Institutional International Trust	79

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2025:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
International Equity Fund
Equity contracts	$—	$—	$5,948	$—	$41,467	$47,415
Total	$—	$—	$5,948	$—	$41,467	$47,415

Emerging Markets Equity Fund
Equity contracts	$—	$—	$4,285	$—	$—	$4,285
Total	$—	$—	$4,285	$—	$—	$4,285

International Fixed Income Fund
Interest rate contracts	$—	$—	$527	$—	$779	$1,306
Foreign exchange contracts	—	—	—	(8,384)	—	(8,384)
Credit contracts	—	—	—	—	(876)	(876)
Total	$—	$—	$527	$(8,384)	$(97)	$(7,954)

Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$(1,362)	$—	$411	$(951)
Foreign exchange contracts	1,933	(1,199)	—	4,111	—	4,845
Credit contracts	—	—	—	—	(513)	(513)
Equity contracts	—	—	—	—	(51)	(51)
Total	$1,933	$(1,199)	$(1,362)	$4,111	$(153)	$3,330

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
International Equity Fund
Equity contracts	$—	$—	$(17)	$—	$2,559	$2,542
Total	$—	$—	$(17)	$—	$2,559	$2,542

Emerging Markets Equity Fund
Equity contracts	$—	$—	$(827)	$—	$—	$(827)
Total	$—	$—	$(827)	$—	$–	$(827)

International Fixed Income Fund
Interest rate contracts	$—	$—	$332	$—	$460	$792
Foreign exchange contracts	—	—	—	6,139	—	6,139
Credit contracts	—	—	—	—	(225)	(225)
Total	$—	$—	$332	$6,139	$235	$6,706

Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$290	$—	$3,642	$3,932
Foreign exchange contracts	(24)	356	—	(3,523)	—	(3,191)
Credit contracts	—	—	—	—	(192)	(192)
Equity contracts	—	—	—	—	8	8
Total	$(24)	$356	$290	$(3,523)	$3,458	$557

80	SEI Institutional International Trust

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

SEI Institutional International Trust	81

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The following is a summary of the variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of September 30, 2025 ($ Thousands):

	Financial Derivatives Assets			Financial Derivatives Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$92	$—	$92	$12	$—	$12
Emerging Markets Equity Fund	73	—	73	—	—	—
International Fixed Income Fund	85	1,754	1,839	20	1,670	1,690
Emerging Markets Debt Fund	1	1,236	1,237	3	1,182	1,185

Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of September 30, 2025 amounted to $2,509 ($ Thousands) for the International Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of September 30, 2025 amounted to $651 ($ Thousands) for the Emerging Markets Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of September 30, 2025 amounted to $3,513 ($ Thousands) for the International Fixed Income Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of September 30, 2025 amounted to $6,899 ($ Thousands) for the Emerging Markets Debt Fund.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes

(“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2025 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
International Equity Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Bank of America	$—	$—	$—	$—	$1,956	$1,956	$(1,956)	$—	$(1,956)
Total Over the Counter	$—	$—	$—	$—	$1,956	$1,956

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Banco Bilbao Vizcaya Argentaria	$9	$—	$9	$—	$—	$—	$9	$—	$9
Bank of America	1	—	1	73	—	73	(72)	—	(72)
Barclays PLC	62	—	62	23	21	44	18	—	18
BMO Capital	12	—	12	—	—	—	12	—	12
BNP Paribas	13	—	13	75	—	75	(62)	—	(62)
Brown Brothers Harriman	49	—	49	52	—	52	(3)	—	(3)
Citigroup	22	—	22	41	—	41	(19)	—	(19)
Credit Agricole	29	—	29	5	—	5	24	—	24
Credit Suisse First Boston	—	—	—	268	—	268	(268)	—	(268)
Deutsche Bank	94	—	94	355	—	355	(261)	—	(261)
Goldman Sachs	8	—	8	31	13	44	(36)	—	(36)

82	SEI Institutional International Trust

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
HSBC	$17	$—	$17	$132	$—	$132	$(115)	$115	$—
JPMorgan Chase Bank	1,451	—	1,451	1,132	—	1,132	319	—	319
Midland Walwyn Capital Inc.	9	—	9	7	—	7	2	—	2
Morgan Stanley	14	—	14	39	—	39	(25)	—	(25)
National Bank of Australia	—	—	—	2	—	2	(2)	—	(2)
RBS	29	—	29	—	—	—	29	—	29
Skandinavisk Enskil	14	—	14	—	—	—	14	—	14
Societe Generale	1	—	1	—	—	—	1	—	1
Standard Chartered	—	—	—	7	—	7	(7)	—	(7)
State Street	708	—	708	59	—	59	649	—	649
TD Securities	24	—	24	10	—	10	14	—	14
UBS	7	—	7	6	—	6	1	—	1
Wells Fargo	10	—	10	31	—	31	(21)	—	(21)
Westpac Banking	20	—	20	—	—	—	20	—	20
Total Over the Counter	$2,603	$—	$2,603	$2,348	$34	$2,382

	Financial Derivative Assets			Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Bank of America	$158	$—	$158	$231	$27	$258	$(100)	$100	$—
Barclays PLC	62	—	62	3	—	3	59	(59)	—
BNP Paribas	546	—	546	—	—	—	546	—	546
Brown Brothers Harriman	23	—	23	2	—	2	21	—	21
Capital One Investing, LLC	4	—	4	8	—	8	(4)	—	(4)
Citigroup	—	—	—	31	—	31	(31)	—	(31)
Deutsche Bank	703	—	703	729	—	729	(26)	—	(26)
Goldman Sachs	280	—	280	22	—	22	258	—	258
HSBC	34	—	34	115	—	115	(81)	—	(81)
ICBC Financial Services	251	—	251	23	—	23	228	—	228
JPMorgan Chase Bank	498	14	512	2,054	20	2,074	(1,562)	1,240	(322)
Morgan Stanley	78	1	79	354	426	780	(701)	—	(701)
NatWest Markets, Inc.	19	—	19	—	—	—	19	—	19
RBC	—	—	—	6	—	6	(6)	—	(6)
SCB Securities	580	—	580	48	—	48	532	—	532
Societe Generale	71	—	71	120	—	120	(49)	—	(49)
Standard Bank	11	—	11	—	—	—	11	—	11
UBS	27	—	27	15	—	15	12	—	12
Wells Fargo	—	—	—	4	—	4	(4)	—	(4)
Total Over the Counter	$3,345	$15	$3,360	$3,765	$473	$4,238

^	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

*	Excess collateral pledged is not shown for financial reporting purposes.

SEI Institutional International Trust	83

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The following table discloses the average quarterly balances of the Funds’ derivative activity during the year ended September 30, 2025 ($ Thousands):

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Futures Contracts:
Average Notional Balance Long	$39,713	$14,168	$75,401	$–
Average Notional Balance Short	–	–	66,052	10,911
Forward Foreign Currency Contracts:
Average Notional Balance Long	830	958	361,169	584,267
Average Notional Balance Short	830	958	362,515	584,201
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	33,682	30,450
Average Notional Balance Sell Protection	–	–	108	250
Total Return Swaps
Average Notional Balance Long	116,909	–	–	120
Average Notional Balance Short	–	–	–	894
Interest Rate Swaps
Average Notional Balance	–	–	101,053	266,759
Options/Swaptions:
Average Notional Balance Long†	–	–	–	1,093
Average Notional Balance Short†	–	–	–	547

†	Represents cost.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F (formerly Class A) and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The International Equity Fund has also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F (formerly Class A) and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

84	SEI Institutional International Trust

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
International Equity Fund
Class F	0.51%	0.25%	—	1.07%
Class I	0.51%	0.25%	0.25%	1.32%
Class Y	0.51%	—	—	0.82%
Emerging Markets Equity Fund
Class F	0.70%	0.25%	—	1.21%†
Class Y	0.70%	—	—	0.96%†
International Fixed Income Fund
Class F	0.30%	0.25%	—	0.96%
Class Y	0.30%	—	—	0.71%
Emerging Markets Debt Fund
Class F	0.60%	0.25%	—	1.02%††
Class Y	0.60%	—	—	0.77%††

†	Prior to May 1, 2025, the voluntary expense limitation was 1.26% and 1.01% for Emerging Markets Equity Fund Class F and Class Y, respectively.
††	Prior to May 1, 2025, the voluntary expense limitation was 1.06% and 0.81% for Emerging Markets Debt Fund Class F and Class Y, respectively.

The following is a summary of the annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
International Equity Fund	0.380%	0.340%	0.280%	0.235%	0.200%
Emerging Markets Equity Fund	0.380%	0.340%	0.280%	0.235%	0.200%
International Fixed Income Fund	0.380%	0.340%	0.280%	0.235%	0.200%
Emerging Markets Debt Fund	0.380%	0.340%	0.280%	0.235%	0.200%

Investment Sub-Advisory Agreements — As of September 30, 2025, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

International Equity Fund

Acadian Asset Management LLC

Pzena Investment Management, LLC

WCM Investment Management LLC

Emerging Markets Equity Fund

Aikya Investment Management Limited

JOHCM (USA) Inc.

Robeco Institutional Asset Management US Inc.

International Fixed Income Fund

Colchester Global Investors Limited

RBC Global Asset Management (UK) Limited

Wellington Management Company LLP

Emerging Markets Debt Fund

Artisan Partners Limited Partnership

Colchester Global Investors Limited

Grantham, Mayo, Van Otterloo & Co. LLC

Invesco Advisers, Inc.

Marathon Asset Management, L.P.

Under the investment sub-advisory agreements, each sub-adviser receives a fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2025, were as follows ($ Thousands):

International Equity Fund	$296
Emerging Markets Equity Fund	165

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the year ended September 30, 2025 can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions.

SEI Institutional International Trust	85

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of and during the year ended September 30, 2025, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the year ended September 30, 2025, were as follows:

	International Equity Fund ($ Thousands)	Emerging Markets Equity Fund ($ Thousands)	International Fixed Income Fund ($ Thousands)	Emerging Markets Debt Fund ($ Thousands)
Purchases
U.S. Government	$—	$—	$58,927	$—
Other	2,981,821	1,069,514	232,225	1,256,007
Sales
U.S. Government	—	—	65,034	2,013
Other	3,985,202	1,317,500	278,060	1,446,640

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

The permanent differences are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on REIT securities, reclassification of income and expense from swap transactions, gains and losses on passive foreign investment companies, certain foreign currency related transactions. The permanent difference that is charged or credited to Paid-in Capital and Distributable Earnings is primarily related to net operating losses and defaulted bond basis adjustments.

	Distributable Earnings (Loss) ($ Thousands)	Paid-in Capital ($ Thousands)
International Fixed Income Fund	$3,070	$(3,070)
Emerging Markets Debt Fund	927	(927)

These reclassifications had no impact on net assets or net asset value per share.

86	SEI Institutional International Trust

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
International Equity Fund	2025	$116,679	$250,181	$366,860
	2024	80,813	—	80,813
Emerging Markets Equity Fund	2025	43,326	—	43,326
	2024	23,307	—	23,307
International Fixed Income Fund	2025	—	—	—
	2024	—	—	—
Emerging Markets Debt Fund	2025	62,939	—	62,939
	2024	62,318	—	62,318

As of September 30, 2025, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
International Equity Fund	$207,260	$300,818	$—	$—	$—	$760,284	$(2)	$1,268,360
Emerging Markets Equity Fund	51,887	—	(12,712)	—	—	357,308	(1)	396,482
International Fixed Income Fund	—	—	(33,082)	—	(5,962)	(5,246)	(5,894)	(50,184)
Emerging Markets Debt Fund	11,981	—	(265,634)	—	—	36,109	(25,520)	(243,064)

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2025 through September 30, 2025, and specified losses realized on investment transactions from November 1, 2024 through September 30, 2025, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

During the year ended September 30, 2025, the Emerging Markets Equity Fund utilized capital loss carryforwards of $85,187 to offset capital losses.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Emerging Markets Equity Fund	12,712	–	12,712
International Fixed Income Fund	9,872	23,210	33,082
Emerging Markets Debt Fund	130,264	135,370	265,634

For Federal income tax purposes, the cost of securities owned at September 30, 2025, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in derivatives, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2025, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
International Equity Fund	$2,835,434	$832,926	$(72,642)	$760,284
Emerging Markets Equity Fund	1,221,317	484,815	(127,507)	357,308
International Fixed Income Fund	366,481	13,678	(18,924)	(5,246)
Emerging Markets Debt Fund	868,361	56,561	(20,452)	36,109

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

SEI Institutional International Trust	87

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Funds acquire.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in active positions in currencies and securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund’s active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course, Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value of liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

88	SEI Institutional International Trust

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Funds’ actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Funds.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2025, SPTC held of record the following:

Fund	Class F	Class I	Class Y
International Equity Fund	93.39%	0.04%	60.68%
Emerging Markets Equity Fund	95.71%	—%	66.38%
International Fixed Income Fund	97.47%	—%	99.04%
Emerging Markets Debt Fund	96.94%	—%	69.50%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

SEI Institutional International Trust	89

NOTES TO FINANCIAL STATEMENTS (Concluded)

September 30, 2025

11. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impact of these changes on the Funds’ financial statements.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of September 30, 2025.

90	SEI Institutional International Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Institutional International Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Institutional International Trust, comprised of International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund, and Emerging Markets Debt Fund (collectively, the Funds), including the schedules of investments, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, transfer agent, agent banks, and brokers or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

November 26, 2025

SEI Institutional International Trust	91

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a September 30, 2025, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2025, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2025, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Return of Capital	(B) Long Term Capital Gains Distributions (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	(D) Total Distributions (Tax Basis)	(E) Dividends Qualifying for Corporate Dividends Rec. Deduction(1)	(F) Qualifying Dividend Income (15% Tax Rate for QDI)(2)	(G) U.S. Government Interest(3)	(H) Interest Related Dividends(4)	(I) Short-Term Capital Gain Dividends(5)
International Equity Fund	0.00%	66.66%	33.34%	100.00%	7.88%	91.42%	2.42%	1.79%	100.00%
Emerging Markets Equity Fund	0.00%	0.00%	100.00%	100.00%	0.03%	68.00%	0.00%	1.13%	0.00%
International Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Emerging Markets Debt Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended September 30, 2025, the amount of foreign source income and foreign tax credit are as follows (Thousands):

Fund	Foreign Source Income	Foreign Tax Credit Pass Through
International Equity	$97,716	$8,426
Emerging Markets Equity	37,629	7,840

(1)	“Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” is reflected as a percentage of “Ordinary Income Distributions.” It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

(3)	“U.S. Government Interest” represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

Items (A), (B), (C) and (D) are based on the percentage of each fund’s total distribution.

Items (E) and (F) are based on the percentage of “Ordinary Income Distributions.”

Item (G) is based on the percentage of gross income of each Fund.

Item (H) is based on the percentage of net investment income distributions.

Item (I) is based on the percentage of short-term capital gains distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

92	SEI Institutional International Trust

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unadited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on March 26, 2025, shareholders of the SEI Institutional International Trust elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. In addition to the Trustees elected below, William M. Doran continued to serve as a Trustee until his retirement on May 31, 2025.

Proposal 1-To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	340,675,312	8,475,567	N/A	N/A
Nina Lesavoy	340,836,023	8,314,859	N/A	N/A
James M. Williams	340,729,400	8,421,480	N/A	N/A
James B. Taylor	340,815,356	8,335,524	N/A	N/A
Susan C. Cote	340,891,214	8,259,671	N/A	N/A
Christine Reynolds	340,911,755	8,239,129	N/A	N/A
Thomas Melendez	340,797,393	8,353,489	N/A	N/A
Dennis J. McGonigle	340,859,731	8,291,151	N/A	N/A
Eli Powell Niepoky	340,865,632	8,285,251	N/A	N/A
Kimberly Walker	340,876,100	8,274,786	N/A	N/A

Proposal 2 - To amend the Agreement and Declaration of Trust to reduce the shareholder quorum requirement from a majority to one-third (33-1/3%).

Votes For	Votes Against	Abstained	Broker Non-Votes
316,641,815	9,457,793	7,270,201	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

SEI Institutional International Trust	93

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unadited) (Continued)

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 2-4, 2024 meeting of the Board, the Board approved a brief extension of the Advisory Agreement to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 1-3, the Advisory Agreement would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 2-4, 2024 meeting to extend the Advisory Agreement until the April 1-3, 2025 meeting. In evaluating whether to approve the extension of the Advisory Agreement, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 1-3, 2025 meeting, the Board evaluated the Advisory Agreement in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on December 2-4, 2024, June 23-25, 2025 and September 15-17, 2025. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at each meeting during the fiscal year. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

94	SEI Institutional International Trust

 Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

SEI Institutional International Trust	95

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unadited) (Concluded)

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

96	SEI Institutional International Trust

SEI INSTITUTIONAL INTERNATIONAL TRUST / ANNUAL REPORT / SEPTEMBER 30, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

David F. McCann

Vice President and Assistant Secretary

Katherine Mason

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-018 (9/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: December 4, 2025

By:	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller & CFO
(Principal Financial Officer)

Date: December 4, 2025